As filed with the Securities and Exchange Commission on January 29, 2010.

1933 Act File No. 33-65572
1940 Act File No. 811-7852

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
Pre-Effective Amendment No. ___
Post-Effective Amendment No.  50
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 X
Amendment No.  51

USAA MUTUAL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

9800 Fredericksburg Road, San Antonio, TX  78288
(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code (210) 498-0226

Mark S. Howard, Secretary
USAA MUTUAL FUNDS TRUST
9800 Fredericksburg Road
San Antonio, TX  78288-0227
(Name and Address of Agent for Service)

It is proposed that this filing will become effective under Rule 485

___          immediately upon filing pursuant to paragraph (b)

_ X_         on (February 1, 2010) pursuant to paragraph (b)

___          60 days after filing pursuant to paragraph (a)(1)

_ _           on (date) pursuant to paragraph (a)(1)

___          75 days after filing pursuant to paragraph (a)(2)

___         on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                                                                                                Page 1 of 151

Exhibit Index Page 96

                                     Part A

                 The Prospectus for the Managed Allocation Fund
                               is included herein

[USAA EAGLE LOGO (R)]

     -----------------------------
     PROSPECTUS
     USAA MANAGED ALLOCATION FUND
     FEBRUARY 1, 2010
     -----------------------------

As with other mutual  funds,  the  Securities  and Exchange  Commission  has not approved  or  disapproved  of this  Fund's  shares or  determined  whether  this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

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[Blank page]


TABLE OF CONTENTS

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INVESTMENT OBJECTIVE                                                    2

FEES AND EXPENSES                                                       2

PRINCIPAL INVESTMENT STRATEGY                                           3

PRINCIPAL RISKS                                                         3

PERFORMANCE                                                             5

INVESTMENT ADVISER                                                      5

PORTFOLIO MANAGERS                                                      6

PURCHASE AND SALE OF FUND SHARES                                        6

TAX INFORMATION                                                         7

PAYMENTS TO BROKER-DEALERS AND
     OTHER FINANCIAL INTERMEDIARIES                                     7

INVESTMENT OBJECTIVE                                                    8

PRINCIPAL INVESTMENT STRATEGY                                           8

RISKS                                                                  15

PORTFOLIO HOLDINGS                                                     19

FUND MANAGEMENT                                                        19

PORTFOLIO MANAGERS                                                     20

PURCHASES AND REDEMPTIONS                                              21

OTHER IMPORTANT INFORMATION ABOUT
     PURCHASES AND REDEMPTIONS                                         22

SHAREHOLDER INFORMATION                                                25

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INVESTMENT OBJECTIVE

The USAA Managed Allocation Fund (the Fund) has an objective to seek to maximize total return, consisting primarily of capital appreciation.  The Fund's Board of
Trustees may change this investment objective without shareholder approval.

FEES AND EXPENSES

The table below  describes  the  estimated  fees and expenses  that you may pay, directly  and  indirectly,  to invest in the Fund.  The  annual  fund  operating expenses below are based on estimated expenses.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

There are no fees or sales loads  charged to your  account  when you buy or sell
Fund shares.

ANNUAL FUND OPERATING  EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE
OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
   Management Fee                                                      .60%
--------------------------------------------------------------------------------
   Distribution and/or Service (12b-1) Fees                            None
--------------------------------------------------------------------------------
   Other Expenses                                                      .19%
--------------------------------------------------------------------------------
   Acquired Fund Fees and Expenses                                     .48%*
--------------------------------------------------------------------------------
   TOTAL ANNUAL OPERATING EXPENSES                                    1.27%
--------------------------------------------------------------------------------

 * The acquired  fund fees and  expenses are based on estimated  amounts for the current fiscal year.

EXAMPLE

This  example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. Although your actual costs may be  higher  or  lower,  you  would  pay  the  following  expenses  on a  $10,000 investment,  assuming (1) a 5% annual return,  (2) the Fund's operating expenses remain the same, and (3) you redeem all of your shares at the end of the periods shown.

--------------------------------------------------------------------------------

                    1 YEAR            3 YEARS
--------------------------------------------------------------------------------
                     $129              $403

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2 | USAA Managed Allocation Fund

PORTFOLIO TURNOVER

The Fund pays transaction costs, including  commissions,  when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate  higher  transaction  costs and may  result in higher  taxes  when Fund shares are held in a taxable  account.  These costs,  which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund's principal  investment  strategy is to invest primarily in U.S. and/or foreign  (to  include  emerging  markets)  equity  securities  and  fixed-income
securities  through  investments  in  shares  of  other  investment   companies,
including  exchange-traded  funds (ETFs) and real estate  securities,  including real estate investment trusts (REITs).  Consistent with its investment strategy, the Fund may at times invest directly in U.S.  and/or foreign equity  securities and fixed-income securities as well as futures contracts and hedge funds.

PRINCIPAL RISKS

Any  investment  involves  risk,  and there is no  assurance  that the Fund will achieve its investment objective.  As with other mutual funds, losing money is a risk of investing in this Fund.

The Fund is nondiversified,  which means that it may invest a greater percentage of its assets in a single issuer.  Because a relatively  high  percentage of the
Fund's total assets may be invested in the  securities  of a single  issuer or a limited  number of issuers,  the securities of the Fund may be more sensitive to changes in the market value of a single issuer, a limited number of issuers,  or large companies  generally.  Such a focused investment strategy may increase the volatility  of the  Fund's  investment  results  because  this  Fund may be more susceptible to risks associated with a single issuer or economic,  political, or regulatory event than a diversified fund.

The Fund may change  the  allocation  of its  portfolio  holdings  on a frequent basis,  which may result in high portfolio  turnover.  In purchasing and selling securities  in order to  reallocate  the  portfolio,  the Fund  will pay more in brokerage commissions than it would without a reallocation  policy. The Fund may have  a  higher  proportion of capital gains and a lower return than a fund that does not have a reallocation policy.

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                                                                 Prospectus  | 3
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Because  this Fund  invests in stocks and other  assets  whose  value is tied to stocks,  it is subject to stock market risk,  which is the possibility  that the value of the Fund's investments in stocks will decline regardless of the success or failure of a company's  operations.  A  company's  stock price in general may decline  over  short or even  extended  periods,  regardless  of the  success or failure of a company's operations.  In addition, there is a possibility that the value of the Fund's  investments in foreign  securities will decrease because of unique  risks,  such as currency  exchange  rate  fluctuations;  foreign  market
illiquidity;   emerging  market  risk;  increased  price  volatility;  uncertain political  conditions;  exchange control regulations;  foreign ownership limits;
different accounting,  reporting, and disclosure  requirements;  difficulties in obtaining legal judgments; and foreign withholding taxes.

ETFs, as investment  companies,  incur their own  management  and other fees and expenses,  such as trustees fees,  operating  expenses,  registration  fees, and marketing  expenses,  a proportionate share of which would be borne by the Fund.
As a  result,  an  investment  by the  Fund in an ETF  could  cause  the  Fund's operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the securities  underlying the ETF. In addition,  the
Fund will be  indirectly  exposed to all of the risk of  securities  held by the
ETFs.

The Fund may  invest  in  futures  and  options  contracts  and  other  types of derivatives.  Risks associated with investing  in derivative instruments such as futures contracts and options contracts include: the risk that the derivative is not well-correlated  with the security,  index, or currency to which it relates;
the risk that  derivatives  used for risk  management  may not have the intended effects and may result in losses or missed opportunities; the risk that the Fund will be unable to sell the derivative  because of an illiquid  secondary market;
the risk that a counterparty is unwilling or unable to meet its obligation;  the risk of interest rate movements;  and the risk that the derivatives  transaction could  expose the Fund to the  effects of  leverage,  which could  increase  the
Fund's  exposure  to the  market  and  magnify  potential  losses.  There  is no guarantee that  derivatives  activities will be employed or that they will work, and their use could cause lower returns or even losses to the Fund.
The market value of the bonds held in the Fund's portfolio could decline because of rising interest rates,  adverse changes in supply and demand, or other market factors.  Bond prices are linked to the prevailing  market  interest  rates.  In general,  when interest  rates rise,  bond prices fall and when  interest  rates fall, bond prices rise. The price

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4 | USAA Managed Allocation Fund
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volatility of a bond also  depends on its maturity.  Generally,  the  longer the
maturity   of  a bond,  the  greater  its  sensitivity  to  interest  rates.  To compensate  investors  for  this  higher  interest  rate risk, bonds with longer maturities generally offer higher yields than bonds with shorter maturities.

Some of the  securities  in the Fund's  portfolio may be subject to credit risk, which is the  possibility  that a  borrower  cannot  make  timely  interest  and principal  payments on its  securities.  The Fund  accepts some credit risk as a recognized  means to enhance an  investor's  return.  Many issuers of high-yield securities have characteristics  (including,  but not limited to, high levels of debt, an untested  business  plan,  significant  competitive  and  technological challenges,  legal,  and  political  risks) which cast doubt on their ability to honor their financial obligations. They may be unable to pay dividends, interest when due, or return all of the  principal  amount of their debt  obligations  at maturity.  All securities  varying from the highest quality to very  speculative have some degree of credit risk.

There is a  possibility  that the value of the Fund's  investment in real estate investment  trusts  (REITs)  will  decrease  because of a decline in real estate values in both  domestic and foreign  locations.  Investing in REITs may subject the Fund to many of the same risks  associated with the direct ownership of real estate.  Additionally,  REITs are dependent  upon the  capabilities  of the REIT manager(s), have limited diversification, and could be significantly impacted by changes in tax laws.

An investment in this Fund is not a deposit of USAA Federal Savings Bank, or any other bank,  and is not insured or guaranteed by the Federal  Deposit  Insurance
Corporation or any other government agency.

PERFORMANCE

Performance  history for the Fund will be available in the prospectus  after the
Fund has been in operation for one full calendar year.

INVESTMENT ADVISER

USAA Investment Management Company (IMCO)

================================================================================
                                                                 Prospectus  | 5
================================================================================

PORTFOLIO MANAGERS

John P. Toohey,  CFA, vice president of Equity  Investments,  is responsible for the Fund's asset allocation and has co-managed the Fund since its inception.

Wasif A. Latif,  vice president of Equity  Investments,  has co-managed the Fund since its inception.

R.  Matthew  Freund,  CFA,  vice  president  of Fixed  Income  Investments,  has co-managed the Fund since its inception.

Arnold J. Espe, CFA, vice president of Fixed Income Investments,  has co-managed the Fund since its inception.

Mark W. Johnson,  CFA, vice president of Equity Investments,  has co-managed the
Fund since its inception.

Dan Denbow, CFA, assistant vice president and portfolio manager,  has co-managed the Fund since its inception.

PURCHASE AND SALE OF FUND SHARES

This Fund is not offered for sale  directly to the general  public and currently is available for investment  only through a USAA managed  account  program.  The
Fund may be offered to other  persons and legal  entities  that IMCO may approve from time to time.  There are no minimum initial or subsequent  purchase payment amounts for investments in the Fund.

Redemptions  are  effective on the day  instructions  are received in good order prior to the  close of the New York  Stock  Exchange  (NYSE)  (generally  4 p.m.
Eastern  time) and will  receive the net asset value (NAV) per share  determined for that day. However,  if instructions are received after the close of the NYSE
(generally  4 p.m.  Eastern  time),  redemptions  will be  effective on the next business day.

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6 | USAA Managed Allocation Fund
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TAX INFORMATION

The Fund intends to make  distributions  that may be taxed as ordinary income or capital gains.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or other financial intermediary
(such as a bank),  the Fund and its related  companies may pay the  intermediary for certain servicing and administrative functions.  These payments may create a conflict of interest by influencing the broker-dealer or other  intermediary and your  salesperson  to  recommend  the Fund  over  another  investment.  Ask your salesperson or visit your financial intermediary's website for more information.

================================================================================
                                                                 Prospectus  | 7
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USAA INVESTMENT MANAGEMENT COMPANY (IMCO) MANAGES THIS FUND. FOR EASIER READING,
IMCO WILL BE REFERRED TO AS "WE" OR "US" THROUGHOUT THE PROSPECTUS.

INVESTMENT OBJECTIVE

|X|  WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The  Fund's  investment  objective  is to seek to  maximize  total  return, consisting primarily of capital appreciation.  The Fund's Board of Trustees may change this investment objective without shareholder approval.

PRINCIPAL INVESTMENT STRATEGY

|X|  WHAT IS THE FUND'S PRINCIPAL INVESTMENT STRATEGY?

     The Fund's  principal  investment  strategy is to invest  primarily in U.S.
     and/or  foreign  (to  include  emerging   markets)  equity  securities  and
     fixed-income   securities  through  investments  in  shares  of  investment companies,  including ETFs and REITs. Consistent with the Fund's investment strategy,  it may at times  invest  directly  in U.S.  and/or  foreign  (to include emerging markets) equity securities and fixed-income  securities as well as futures contracts and hedge funds.

|X|  WHAT TYPE OF INVESTMENT COMPANIES  WILL BE CONSIDERED FOR INVESTMENT IN THE
     FUND?

     With respect to the Fund's investments in other investment  companies,  the equity mutual funds may include any type of equity mutual fund (E.G.,  real estate, technology, or health care). However, the Fund may be invested in a manner  intended to diminish risk and  volatility  through  allocations  of assets to less  aggressive  equity  mutual funds (or to  aggressive  equity mutual  funds in lesser  percentages).  Furthermore,  the Fund may at times invest in fixed-income mutual funds made up of debt securities with varying maturities (E.G., long-term,  intermediate-term,  or short-term) and credit qualities (E.G.,  investment grade or non-investment grade), while at other times,  a  larger  emphasis  will  be  given  to  one  particular  type  of fixed-income mutual fund.

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8 | USAA Managed Allocation Fund
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|X|  WHAT ARE ETFS AND WHY ARE THEY PART OF THE FUND'S PORTFOLIO?

     ETFs are, with a few exceptions,  open-end investment  companies that trade on exchanges  throughout  the day. ETFs  typically  track a market index or specific  sectors of the stock or bond markets but also may be managed in a manner  that is intended  to out  perform a market  index or sector  index.
     Because they trade like stocks,  ETFs offer trading  flexibility desired by both  individuals  and  institutions.  Like any security  that trades on an exchange,  the value of the  underlying  securities  is the major factor in determining an ETF's price. The price of an ETF is determined by supply and demand.  Thus,  ETFs do not  necessarily  trade at the net asset  values of their underlying  securities.  The Fund will value any ETF in its portfolio at its last sale or closing market price, which typically  approximates its net asset value  although  there may be times when the market price and net asset value vary.

     The Fund may rely on Securities  and Exchange  Commission  (SEC)  exemptive orders or rules that permit funds meeting  various  conditions to invest in an ETF in amounts exceeding limits set forth in the Investment  Company Act of 1940 that would otherwise be applicable.

|X|  HOW WILL THE FUND UTILIZE DERIVATIVE INSTRUMENTS IN ITS PORTFOLIO?

     The Fund is permitted to use various types of derivatives  (contracts whose value is based  on,  for  example,  indexes,  currencies,  commodities,  or securities).  The Fund may use  derivatives  such as futures  contracts  in circumstances  where the managers believe they offer an economical means of gaining  exposure  to a  particular  asset class or to keep cash on hand to meet shareholder  redemptions or other needs while maintaining  exposure to the market.

     As an  alternative  investment  strategy in an attempt to reduce the Fund's volatility over time, the Fund may implement an index option-based strategy by selling index call or corresponding  ETF options and buying index put or corresponding ETF options or put spread options.

     As the  seller  of an index  call or  corresponding  ETF  option,  the Fund receives cash (the premium) from the  purchaser.  The purchaser of an index call  option  has the right to any  appreciation  in the value of the index over a fixed  price (the  exercise  price) on a certain  date in the future
     (the expiration  date). If the purchaser does not exercise the option,  the
     Fund retains the premium. If the purchaser exercises the option,  the  Fund pays the purchaser the difference between

================================================================================
                                                                Prospectus  | 9
================================================================================

     the price of the index and the exercise price of the option.  The premium, the exercise price,  and the  market  value  of the  index  determine  the gain or loss realized by the Fund as the seller of the index call  option.
     The Fund also may repurchase the call or corresponding ETF option prior to the expiration date,  ending its obligation.  In  this  case, the  cost of repurchasing  the  option will determine the gain or loss realized by  the
     Fund.

     As the buyer of an index put or corresponding ETF option, the Fund attempts to reduce losses on its stock  portfolio from a significant  market decline over a short period of time. The value of an index put or corresponding ETF option generally increases as stock prices decrease.

|X| ARE THERE ANY RISKS TO BUYING AND SELLING INDEX OPTIONS?

     Selling  index call or  corresponding  ETF  options  can reduce the risk of owning a stock  portfolio,  because  declines  in the  value  of the  stock portfolio  would be offset to the  extent of the  up-front  cash  (premium)
     received at the time of selling the call option.  However,  if the value of the index on which the option is based  appreciates  to a price higher than the option's  exercise  price,  it can be expected that the purchaser  will exercise the option and the Fund will be obligated to pay the purchaser the difference  between the  exercise  price and the  appreciated  value of the index. Therefore,  selling index call or corresponding ETF options also can limit the Fund's opportunity to profit from an increase in the market value of the stock portfolio.

     Purchasing  index put or  corresponding  ETF options can reduce the risk of declines in the value of a stock portfolio,  because a put option gives its purchaser,  in return for a premium,  the right to receive  the  difference between  the  exercise  price of the option and any decline in the value of the index below the exercise price.  However,  the Fund risks losing all or part of the cash paid for purchasing index put or corresponding ETF options if the value of the index does not decline  below its  exercise  price.  At times,  the  Fund  may  not own any put  options,  resulting  in  increased exposure to a market  decline.  Unusual market  conditions or the lack of a ready market for any  particular  option at a specific  time may reduce the effectiveness of the Fund's option strategies.

|X|  WHAT  TYPES  OF REAL  ESTATE  SECURITIES  WILL BE  INCLUDED  IN THE  FUND'S
     PORTFOLIO?

     Investments  in real estate  securities  will  consist  primarily of common stocks, mutual funds, and ETFs, and ETFs of REITs and com-

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10 | USAA Managed Allocation Fund
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     panies that operate as real estate corporations or which have a significant portion of their  assets in real  estate. We will  evaluate the nature of a company's real estate holdings to determine  whether the Fund's  investment in the company's common stock will be included. In  addition, we may invest in  preferred  stocks,  securities  convertible  into  common  stocks,  and securities that carry the right  to buy  common  stocks  of REITs  and real estate companies. The Fund generally will not acquire any direct ownership of real estate.

|X|  WHAT ROLE DO EQUITY SECURITIES PLAY IN THE FUND'S PORTFOLIO?

     Up to 100% of the Fund's  portfolio may be allocated to U.S. and/or foreign equity  securities (to include emerging  markets),  and this allocation may consist  in part or in whole  of  mutual  funds  and ETFs  that  hold  such securities.

     From time to time,  the U.S.  and  foreign  equity  markets  may  fluctuate independently  of each other.  In other words, a decline in one market may, in  certain  circumstances,  be  offset  by a rise in  another  market.  In addition,  foreign  equity  markets  may  provide  attractive  returns  not otherwise available in the U.S. markets.

|X|  WHAT IS CONSIDERED TO BE A "FOREIGN COMPANY"?

     A company will be designated as a foreign  company by  considering  several factors,  including the country in which the company was legally organized, the  location  of the  company's  assets,  the  location  of the  company's headquarters,  the countries where the company's revenues are derived,  and the principal trading market for the company's stock.

|X|  WHAT IS AN "EMERGING MARKET COMPANY"?

     An issuer is an emerging  market company if it is organized  under the laws of an emerging  market country (as defined  below);  the principal  trading market for its stock is in an emerging market  country;  or at least 50% of its revenues or profits are derived from operations  within emerging market countries or at least 50% of its assets are located within  emerging market countries.

|X|  HOW ARE THE DECISIONS TO BUY AND SELL EQUITY SECURITIES MADE?

     In  selecting  equity  securities  for  the  Fund,  we seek  to  invest  in companies,  mutual  funds,  ETFs,  or REITs  that are  attractively  priced relative to an assessment of the company's  value,  while  recognizing that considerations  relating to the competitive position of a company's assets, the quality of its management,  the strength of its

================================================================================
                                                                Prospectus  | 11
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     balance sheet, and the  growth  prospects of its markets impact the premium or discount to net asset value that might be warranted.

     We will  sell a  security  either  when a more  attractive  opportunity  is identified or upon a marked deterioration of a company's fundamentals.

|X|  WHAT  TYPES  OF  FIXED-INCOME  SECURITIES  MAY BE  INCLUDED  IN THE  FUND'S
     PORTFOLIO?

     Up to 100% of the Fund's  portfolio may be allocated to U.S. and/or foreign
     (to include emerging markets)  fixed-income  securities and/or money market instruments  including  bonds,  convertible  securities,  leveraged  loans, preferred  stocks,  and mutual funds and ETFs that hold the same.  The Fund may from time to time invest in a broad range of high-yield securities.

     Fixed-income  securities  and money  market  instruments  are  intended  to provide both  liquidity  and interest  income.  In addition,  bonds provide opportunities for capital gains.

     These  securities  may  include  obligations  of  U.S.,  state,  and  local
     governments,   their   agencies  and   instrumentalities;   mortgage-   and
     asset-backed securities; corporate debt securities;  repurchase agreements;
     debt   REITs;   and   other   securities   believed   to  have   debt  like
     characteristics, including synthetic securities.

     The Fund may use various techniques to increase or decrease its exposure to changing  security  prices,  interest  rates,  commodity  prices,  or other factors that affect security values.  These methods may involve  derivative transactions  such as buying and selling  options  and  futures  contracts, entering into  currency  exchange  contracts,  swap  agreements,  or credit
     default  swap  agreements,   purchasing  indexed  securities,  and  selling
     securities short.

     Certain bond and money market instruments,  such as collateralized mortgage
     obligations   (CMOs),   commercial   mortgage-backed   securities  (CMBSs),
     interest-only CMBS securities (CMBS IOs),  periodic  auction  reset  bonds,
     loan  interests,   and   direct  debt  instruments, Eurodollar  and  Yankee
     obligations,  and  synthetic  securities, are subject to special risks that are described in the statement of additional information (SAI).

     The Fund also may invest in  defaulted  securities,  non-dollar-denominated foreign  securities,  trade claims, and certain derivatives such

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12 | USAA Managed Allocation Fund
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     as futures and options. We also may invest, without limitation,  in dollar-
     denominated securities of foreign issuers.

     The Fund is  limited to 15% of its net assets in  illiquid  securities.  An illiquid  security is an investment that generally cannot be disposed of in the ordinary course of business,  seven days or less, at approximately  the same value at which the Fund has valued the investment.

|X|  WHAT ARE CONSIDERED "HIGH-YIELD SECURITIES"?

     We consider  high-yield  securities  to include a broad range of securities that  produce  high  current  income.  The Fund has no limits on the credit quality and maturity of its investments.  Generally,  debt securities rated below the four  highest  credit  grades by a public  rating  agency  (or of
     equivalent    quality   if   not    publicly    rated)    are    considered
     "non-investment-grade"  or  "high-yield"  securities,  which are considered speculative and are subject to significant  credit risk. They are sometimes referred to as "junk"  since they are  believed to represent a greater risk of default than more creditworthy "investment-grade" securities.

     High-yield  securities may be issued by corporations,  governmental bodies, and other  issuers.  These issuers might be small or obscure,  just getting started, or even large,  well-known leveraged entities.  They are typically more vulnerable to financial  setbacks and recession than more creditworthy issuers and may be unable to make timely dividend,  interest, and principal payments if economic conditions weaken.

|X|  WHAT IS THE  DIFFERENCE  BETWEEN  INVESTING IN HIGH-YIELD  AND INVESTING IN
     INVESTMENT-GRADE BONDS?

     The bond  markets  generally  offer a  greater  potential  return  only for accepting a greater  level of risk.  The two most  common  risks are CREDIT
     RISK - or the risk that an issuer will be unable to make  timely  dividend, interest, or principal payments;  and INTEREST RATE RISK - or the risk that a security's market value will change with interest rates.

     In the  investment-grade  bond market  (where  credit  risks are  generally considered  low), a higher return is normally used to entice investors into buying  longer-maturity  bonds,  thereby accepting  greater  sensitivity to changes in interest  rates.  In contrast,  high-yield  securities are often
     considered  hybrids,   with  characteristics  of  both  stocks  and  bonds.
     High-yield  securities  generally  have less  interest rate risk and higher credit risk than higher-quality  bonds. A higher return is normally used to entice  investors  into buying  secu-

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                                                                Prospectus  | 13
================================================================================

     rities with a greater risk of default. Normally, the higher the credit risk, the  higher  the  potential  return. In  effect,  high-yield  investors  are trading  a  portion  of the interest  rate risk inherent in investment-grade bonds  for  bond-specific  credit risk (each high-yield security is a unique
     story).  At  the  same  time,  the   volatility  of  high-yield   securities
     portfolios historically has been notably less than that of the equity market as a whole.

     As a result,  high-yield securities portfolios have often acted differently than investment-grade bond securities portfolios. High-yield securities are more  sensitive  to changes in economic  conditions  than  investment-grade bonds. The portfolio may  underperform  when the outlook for the economy is negative.  Conversely,  the  portfolio  may  outperform  when the  economic outlook turns positive.

|X|  WHAT IS A CREDIT RATING?

     A credit rating is an evaluation  reflecting the possibility that an issuer will  default on a  security.  Rating  agencies  such as Moody's  Investors
     Service,  Inc.  (Moody's),  Standard & Poor's Ratings Services (S&P), Fitch

     Ratings, Inc. (Fitch), Dominion Bond Rating Service Limited (Dominion), and
     A.M.  Best Co.,  Inc.  (A.M.  Best)  analyze the  financial  strength of an issuer, whether the issuer is a corporation or government body. The highest
     ratings are assigned to those  |issuers  perceived to have the least credit
     risk. For example,  S&P ratings range from AAA (highly unlikely to default)
     to D (in  default).  If a  security  is not  rated  by the  above-mentioned agencies, we will assign an equivalent rating.

|X| HOW ARE THE DECISIONS TO BUY AND SELL FIXED-INCOME SECURITIES MADE?

     We search for securities  that represent an attractive  value given current market  conditions.  Recognizing  value  is the  result  of  simultaneously analyzing the risks and rewards of ownership among the securities available in the market. In  general, we focus on securities that offer high  income.
     We also will explore opportunities for capital appreciation.

     We will sell a security if it no longer  represents  value.  This can occur through an increase in risk, an increase in price,  or a combination of the two. We also will sell a security if we find a more compelling value in the market.

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14 | USAA Managed Allocation Fund
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|X|  WHAT  TYPES OF MONEY  MARKET  INSTRUMENTS  MAY BE  INCLUDED  IN THE  FUND'S
     PORTFOLIO?

     The money market instruments generally included in the Fund's portfolio are
     U.S.  dollar-denominated  debt securities that have remaining maturities of one year or less.  They may carry either fixed or variable  interest  rates and may  include,  but are not  limited  to,  variable-rate  demand  notes;
     commercial  paper;  Treasury  bills,  bonds,  notes,  and  certificates  of deposit;  repurchase agreements;  asset-backed  securities;  Eurodollar and
     Yankee  obligations;  and other money market securities.  The Fund also may invest in money market mutual funds.

TEMPORARY DEFENSIVE STRATEGY

As a temporary  defensive  measure because of market,  economic,  political,  or other  conditions,  up to 100% of the Fund's assets may be invested in defensive positions that are not consistent with the Fund's principal strategies. This may result in the Fund's not achieving its investment  objective  during the time it is in this temporary defensive posture.

RISKS

NONDIVERSIFICATION  RISK:  The Fund is  nondiversified,  which means that it may invest a greater  percentage of its assets in a single issuer,  such as a single stock or bond, or group of issuers.  Because a relatively high percentage of the
Fund's total assets may be invested in the  securities  of a single  issuer or a limited  number of issuers,  the securities of the Fund may be more sensitive to changes in the market value of such issuer or issuers. Such a focused investment strategy may increase the volatility of the Fund's investment results.

MANAGEMENT  RISK: The Fund is subject to management  risk because it is actively managed,  and there is no  guarantee  that the  investment  techniques  and risk analyses  used  by  the  Fund's managers will produce the  desired results.  The
Fund's  ability  to  achieve  its  investment  objective  depends in part on the managers'  skills  in  determining  the  Fund's  asset class allocations and  in
selecting   and   weighting  investments  in  each  asset  class. The  managers'
evaluations and  assumptions  regarding asset classes and investments may differ from actual  market  conditions,  which means there  is a  possibility  that the investment techniques and

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                                                                Prospectus  | 15
================================================================================

risk analyses used by the Fund's  managers will not produce the desired results.

STOCK  MARKET  RISK:  Because the Fund  invests in stocks and other assets whose value is tied to stocks,  it is subject to stock  market  risk.  Stock prices in general may  decline  over short or even  extended  periods,  regardless  of the success or failure  of a  company's  operations.  Stock  markets  tend to run in cycles,  with periods  when stock prices  generally go up and periods when stock prices generally go down. Stocks tend to be more volatile than bonds.

ETFS  RISK:  The Fund may  invest a  substantial  portion of its assets in ETFs, which are registered investment companies. By investing in the Fund, you will be exposed to the same risks of the ETFs' holdings as the ETFs themselves in direct proportion to the  allocation  of the Fund's  assets among those ETFs.  You also will  indirectly  bear fees and  expenses  charged by the ETFs in which the Fund invests in addition to the Fund's  direct fees and expenses.  In addition,  each
ETF typically is a "passive  investor" and therefore  invests in the  securities and  sectors  contained  in the index it seeks to track  without  regard  for or analysis of the prospects of such  securities  or sectors.  An ETF may invest in all of the  securities  in such  index  or in a  representative  sample  of such securities. The ETFs will not attempt to take defensive positions in volatile or declining markets or under other conditions.  Furthermore,  the ETFs will not be able to duplicate exactly the performance of the underlying  indexes they track.
The difference in performance between an ETF and the index it seeks to track can be due to,  among other  factors,  the  expenses  that the ETF pays,  regulatory constraints,  investment  strategies,  or techniques  undertaken by the ETF, and changes to an underlying index. There also may be a lack of correlation  between the  securities  in an index and those  actually held by an ETF.  Moreover,  the market price of an ETF may be different from the NAV of such ETF (I.E.,  the ETF may trade at a discount or premium to its NAV).  The  performance of a fund that invests in such an ETF could be adversely  impacted.  In addition,  although the
ETFs are generally  listed on securities  exchanges,  there can be no assurances that an active trading market for such ETFs will be maintained. Secondary market trading in the ETFs also may be halted by a national securities exchange because of market  conditions  or for other reasons. There can be no assurances that the requirement necessary  to maintain  the listing of the  ETFs will continue to be met or will remain unchanged.

FOREIGN INVESTING RISK: Foreign investing risk is the possibility that the value of the Fund's  investments in foreign securities will decrease because of unique risks, such as currency exchange rate fluctuations;

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16 | USAA Managed Allocation Fund
================================================================================

foreign market illiquidity; emerging  market risk;  increased price  volatility;
uncertain political conditions; exchange control regulations; foreign  ownership
limits;  different     accounting,   reporting,  and  disclosure   requirements;
difficulties in obtaining legal judgments;  and foreign  withholding taxes. Two forms of foreign investing risk are emerging markets risk and political risk.

|X|  EMERGING  MARKETS  RISK:  Investments  in  countries  that are in the early stages  of  their  industrial  development  involve  exposure  to  economic structures  that  generally  are less  diverse and mature than those in the
     United States and to political systems that may be less stable.

|X|  POLITICAL  RISK:  Political  risk  includes a greater  potential  for coups
     d'etat, revolts, and expropriation by governmental organizations.

Those risks are particularly heightened in this Fund due to the fact that within the universe of foreign investing,  investments in emerging market countries are most volatile.

INTEREST  RATE  RISK:  As a mutual  fund that may  invest in bonds,  the Fund is subject  to the risk that the market  value of the bonds it holds  will  decline because of rising  interest  rates.  Bond  prices  are linked to the  prevailing market interest  rates.  In general,  when interest rates rise, bond prices fall and when interest rates fall,  bond prices rise. The price  volatility of a bond also depends on its maturity.  Generally, the longer the maturity of a bond, the greater its  sensitivity  to interest  rates.  To compensate  investors for this higher risk,  bonds with longer  maturities  generally  offer higher yields than bonds with shorter maturities.

|X|  IF INTEREST  RATES  INCREASE,  the yield of the Fund may  increase  and the market value of the Fund's debt securities  will likely decline,  adversely affecting the Fund's NAV and total return.

|X|  IF INTEREST  RATES  DECREASE,  the yield of the Fund may  decrease  and the market value of the Fund's debt securities may increase, which would likely increase the Fund's NAV and total return.

CREDIT RISK:  Credit risk is the possibility  that a borrower cannot make timely dividend,  interest,  and principal  payments on its securities or that negative perceptions  of the issuer's  ability to make such payments will cause the price of that  security  to  decline.  Many  issuers  of  high-yield  securities  have characteristics (including, but not limited to, high levels of debt, an untested business plan, significant competitive and technological challenges,  legal, and political  risks),  which cast doubt on their  ability to honor their  financial obligations.  They may be unable to

================================================================================
                                                                Prospectus  | 17
================================================================================

pay dividends, interest when due, or return all of the principal amount of their debt obligations at maturity.

When evaluating  potential  investments for the Fund, our analysts assess credit risk and its impact on the Fund's  portfolio.  In  addition,  the public  rating agencies may provide  estimates  of the credit  quality of the  securities.  The ratings  may not take into  account  every  risk that  dividends,  interest,  or principal will be repaid on a timely basis.

GLOBAL  REAL  ESTATE   SECURITIES  AND  REIT INVESTMENT  RISK:  The  possibility
that the Fund's  investments  in global  real estate  securities  and REITs will decrease  because  of  a  decline in  real estate values  in both  domestic  and foreign  locations.  Investing in REITs may subject the Fund to many of the same risks  associated with the direct ownership of real estate.  Additionally, REITs are  dependent  upon  the  capabilities  of  the REIT  manager(s),  have limited diversification, and could be significantly impacted by changes in tax laws.

DERIVATIVES RISK: The Fund may invest in futures and options contracts and other types of derivatives.  Risks associated with  derivatives  include the risk that the derivative is not well-correlated  with the security,  index, or currency to which it relates;  the risk that  derivatives  used for risk  management may not have the intended effects and may result in losses or missed opportunities;  the risk that the Fund will be unable to sell the derivative  because of an illiquid secondary  market;  the risk that a counterparty  is unwilling or unable to meet its  obligation;  the risk of  interest  rate  movements;  and the risk that the derivatives transaction could expose the Fund to the effects of leverage,  which could increase the Fund's exposure to the market and magnify  potential  losses.
There is no guarantee that derivatives  activities will be employed or that they will work, and their use could reduce potential  returns or even cause losses to the Fund.

LEVERAGING  RISK: The risk associated with securities or practices that multiply small price movements into large changes in value.  The more the Fund invests in leveraged  instruments or  strategies  that use  leveraged instruments, the more
this   leverage  will  magnify  any  losses  on  those investments.

LIQUIDITY RISK: The risk that the Fund's investment generally cannot be disposed of in the ordinary course of business,  seven days or less, at approximately the same value at which the Fund has valued the investment.

PORTFOLIO TURNOVER RISK: To implement the Fund's principal  investment strategy, the Fund's securities may need to be actively and frequently

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18 | USAA Managed Allocation Fund
================================================================================

traded. The Fund's portfolio  turnover  rate  will  likely exceed  100% and vary from year  to  year  depending  on the frequency  of  the  investment allocation
decisions made. A high turnover  rate   increases   transaction  costs  and  may
increase  taxable  capital gains, which may adversely affect Fund performance.

ADDITIONAL INFORMATION

This prospectus  doesn't tell you about every policy or risk of investing in the
Fund. For additional  information about the Fund's  investment  policies and the types of securities in which the Fund's assets may be invested,  you may want to request a copy of the SAI (the back cover tells you how to do this).

PORTFOLIO HOLDINGS

The Fund's  policies and procedures with respect to the disclosure of the Fund's portfolio  securities  are available in the Fund's SAI,  which is available upon request.

FUND MANAGEMENT

IMCO serves as the manager of this Fund. We are an affiliate of United  Services
Automobile   Association  (USAA),  a  large,   diversified   financial  services
institution.  Our  mailing  address  is P.O.  Box  659453,  San  Antonio,  Texas
78265-9825.  IMCO had approximately $72 billion in total assets under management as of December 31, 2009.

IMCO provides investment management services to the Fund pursuant to an Advisory
Agreement.  Under this  agreement,  we are responsible for managing the business and affairs of the Fund,  subject to the  authority  of and  supervision  by the
Fund's Board of Trustees. Under the Advisory Agreement, IMCO serves as the asset allocation manager of the Fund. A  discussion  regarding  the basis of the Board of  Trustees'  approval  of the Fund's  Advisory Agreement will be  available in the Fund's  annual  report to shareholders for periods ended May 31.

The Fund is authorized,  although we have no present intention of utilizing such authority,  to use a  "manager-of-managers"  structure.  We could  select  (with approval of the Fund's Board of Trustees and without  shareholder  approval) one or more  subadvisers  to manage the actual  day-to-day  investment of the Fund's assets. We would monitor each subadviser's  performance through quantitative and qualitative  analysis and

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                                                                Prospectus  | 19
================================================================================

periodically  report  to  the  Fund's  Board  of  Trustees as to   whether  each
subadviser's  agreement  should be  renewed,  terminated,  or  modified. We also would be  responsible  for allocating assets to the subadvisers. The  allocation for  each  subadviser  could  range from 0% to 100% of the Fund's assets, and we could change the allocations without shareholder approval.

For its services,  the Fund pays IMCO an  investment  management  fee,  which is accrued daily and paid monthly,  equal to an annualized  rate of three-fifths of one percent (0.60%) of the Fund's average net assets.

In  addition  to  providing  investment  management  services,  we also  provide administration,  shareholder  servicing,  and distribution services to the Fund.
Its affiliate, USAA Shareholder Account Services (SAS), provides transfer agency services to the Fund.

PORTFOLIO MANAGERS

JOHN P.  TOOHEY,  CFA,  vice  president  of Equity  Investments,  joined USAA in
February  2009.  He is  responsible  for the  Fund's  asset  allocation  and has co-managed the Fund since its inception. Prior to joining USAA, Mr. Toohey was a managing  director at AIG Investments  from December 2000 to January 2009, where he was responsible for the investments supporting AIG's pension plans worldwide.
He also was co-portfolio  manager for four lifestyle and asset allocation funds, oversaw the equity  index fund  business,  and served as a senior  member of the external client asset allocation team. Education:  B.A.,  mathematics,  Williams
College.  He is a Fellow of the  Society of  Actuaries  and holds the  Chartered
Financial Analyst (CFA) designation.

WASIF A. LATIF, vice president of Equity Investments,  joined USAA in June 2006 and has  co-managed  the Fund  since its  inception.  Prior to joining USAA, he was  an  equity  portfolio  manager at  Deutsche Bank Private Wealth Management
(DB PWM) from December 1998 to May 2006, where he was responsible for  managing two fund-of-fund products  and  an international  equity  fund.  Mr. Latif also
was  a  member  of   DB  PWM's  U.S.   Investment  Committee   responsible  for
covering the  international   equity  and  emerging   markets  asset   classes.
Education:  B.S. finance,  University   of Indianapolis, and M.B.A., University
of Illinois at Chicago.

R.  MATTHEW  FREUND,  CFA,  vice  president  of Fixed  Income  Investments,  has co-managed the Fund since its  inception.  Mr. Freund has 21 years of investment management  experience  and has  worked  for us for 15 years.

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20 | USAA Managed Allocation Fund
================================================================================

Education:  B.A., Franklin  &  Marshall  College;  M.B.A.,  Indiana  University.
He holds the CFA designation  and is a member of the CFA  Institute  and the CFA
Society  of San Antonio.

ARNOLD J. ESPE, CFA, vice president of Fixed Income Investments,  has co-managed the Fund since its  inception.  Mr. Espe has 26 years of  investment  management experience  and has  worked  for us for 10 years.  Education:  B.S.,  Willamette
University;  M.B.A., University of Oregon. He holds the CFA designation and is a member of the CFA Institute and the CFA Society of San Antonio.

MARK W. JOHNSON,  CFA, vice president of Equity Investments,  has co-managed the
Fund since its  inception.  Mr.  Johnson has 36 years of  investment  management experience  and has worked for us for 21 years.  Education:  B.B.A.  and M.B.A.,
University of Michigan.  He holds the CFA designation and is a member of the CFA
Institute and the CFA Society of San Antonio.

DAN DENBOW, CFA, assistant vice president and portfolio manager,  has co-managed the Fund since its inception.  Mr. Denbow has 17 years of investment  management experience  and has worked for us for 12 years.  Education:  B.B.A.  and M.B.A.,
Texas Christian University.  He holds the CFA designation and is a member of the
CFA Institute and the CFA Society of San Antonio.

The  SAI  provides   additional   information  about  the  portfolio   managers'
compensation, other accounts, and ownership of Fund securities.

PURCHASES AND REDEMPTIONS

OPENING AN ACCOUNT

This Fund is not offered for sale  directly to the general  public and currently is available for investment  only through a USAA managed  account  program.  The
Fund may be offered to other  persons and legal  entities  that IMCO may approve from time to time.  There are no minimum initial or subsequent  purchase payment amounts for investments in the Fund.

EFFECTIVE DATE

The Fund's  purchase  price will be the NAV per share next  determined  after we receive a request in proper form.  The Fund's NAV is  determined as of the close of the regular trading session  (generally 4 p.m. Eastern time) of the NYSE each day it is open. If we receive a request

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                                                                Prospectus  | 21
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and  payment  prior to that time,  the purchase price will be the NAV per share determined for that day. If we receive a request or payment after that time, the purchase will be effective on the next business day.

REDEEMING AN ACCOUNT

Redemptions  are  effective on the day  instructions  are received in good order prior to the close of the NYSE (generally 4 p.m.  Eastern time) and will receive the NAV per share determined for that day. However, if instructions are received after the close of the NYSE (generally 4 p.m. Eastern time), redemptions will be effective on the next business day.

We  will  send  your  money  within  seven  days  after  the  effective  date of redemption. For federal income tax purposes, a redemption is a taxable event; as such,  you may realize a capital gain or loss.  Such capital gains or losses are based  on the  difference  between  your  cost  basis in the  shares  originally purchased and the price of the shares received upon redemption.

In addition,  the Fund may elect to suspend the redemption of shares or postpone the date of  payment in limited  circumstances  (E.G.,  if the NYSE is closed or when permitted by order of the SEC).

OTHER IMPORTANT INFORMATION ABOUT PURCHASES AND REDEMPTIONS
EXCESSIVE SHORT-TERM TRADING POLICY

The USAA Funds  generally  are not intended as  short-term  investment  vehicles
(except for the money market funds,  the USAA Short-Term Bond Fund, and the USAA
Tax Exempt  Short-Term  Fund).  Some investors try to profit by using  excessive short-term trading practices  involving mutual fund shares,  frequently referred to as "market timing."

Excessive  short-term trading activity can disrupt the efficient management of a fund and raise its transaction costs by forcing portfolio  managers to first buy and  then  sell  portfolio  securities  in  response  to a large  investment  by short-term  traders.  While there is no assurance  that the USAA Funds can deter all excessive and  short-term  trading,  the Board of Trustees of the USAA Funds has adopted the following  policies (except for the money market funds, the USAA
Short-Term Bond Fund, and the USAA Tax Exempt Short-Term  Fund).  These policies are

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22 | USAA Managed Allocation Fund
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designed  to  deter  disruptive,   excessive   short-term  trading  without
needlessly penalizing BONA FIDE investors.

To deter such  trading  activities,  the USAA  Funds'  policies  and  procedures include:

|X|  Each fund  reserves  the right to reject any purchase  order,  including an exchange,  that it regards as disruptive to the efficient management of the particular fund.

|X|  Each fund may use a fair value pricing  service or other model to assist in establishing  the current  value of foreign  securities  held by any of the
     USAA Funds. Fair value pricing is used to adjust for stale pricing that may occur  between the close of certain  foreign  exchanges  or markets and the time the USAA  Funds  calculate  their NAV.  Using  fair  value  pricing is intended to deter those trying to take  advantage of time-zone  differences in the valuation of foreign securities and to prevent dilution to long-term investors.  Fair value pricing of a foreign security can result in the USAA
     Funds'  using a price that is higher or lower than the  closing  price of a foreign security for purposes of calculating a fund's NAV.

A FUND'S RIGHT TO REJECT PURCHASE AND EXCHANGE
ORDERS AND LIMIT TRADING IN ACCOUNTS

The USAA Funds' main safeguard  against  excessive  short-term  trading is their right to reject  purchase  or  exchange  orders if in the best  interest  of the affected  fund. In exercising  this  discretion to reject  purchase and exchange orders, a fund deems that certain excessive  short-term  trading  activities are not in the best  interest of the fund  because  such  activities  can hamper the efficient management of a fund. Generally, persons who engage in an "in and out"
(or "out and in")  transaction  within a 30-day  period  will  violate  the USAA
Funds'  policy  if they  engage  in  another  "in and  out"  (or  "out  and in")
transaction  in the same fund within 90 days.  Each fund also reserves the right to restrict  future  purchases if an investor is  classified as engaged in other patterns of excessive  short-term trading,  including after one large disruptive purchase and  redemption.  Finally,  each fund  reserves the right to reject any other  purchase  or  exchange  order in  other  situations  that do not  involve excessive short-term trading activities if in the best interest of a fund.

The  following  transactions  are exempt from the excessive  short-term  trading activity policies described above:

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                                                                Prospectus  | 23
================================================================================

|X|  Transactions in the money market funds, USAA Short-Term Bond Fund, and USAA
     Tax Exempt Short-Term Fund;

|X|  Purchases and sales pursuant to automatic investment or withdrawal plans;

|X|  Purchases  and sales made  through USAA  Strategic  Fund  Adviser(R),  USAA
     Private  Investment  Management(R),  USAA  College  Savings  Plan(R),  USAA
     Federal Savings Bank Trust Department, USAA Global Opportunities Portfolio,

     or other designated USAA managed account programs;

|X|  Purchases  and sales of the USAA  institutional  shares by the USAA  Target
     Retirement Funds; and

|X|  Other   transactions   that  are  not  motivated  by   short-term   trading
     considerations if they are approved by transfer agent management  personnel and are not disruptive to a fund.

If a person is classified as engaged in excessive short-term trading, the remedy will  depend  upon the  trading  activities  of the  investor in the account and related  accounts and its disruptive  effect,  and can include warnings to cease such activity  and/or  restrictions  or termination  of trading  privileges in a particular fund or all USAA Funds.

The USAA  Funds  rely on the  transfer  agent to  review  trading  activity  for excessive  short-term  trading.  There can be no  assurance,  however,  that our
monitoring   activities  will  successfully  detect  or  prevent  all  excessive short-term trading.

The USAA Funds seek to apply these  policies  and  procedures  uniformly  to all investors;  however,  some investors purchase USAA Fund shares through financial intermediaries  that establish  omnibus accounts to invest in the USAA Funds for their clients and submit net orders to purchase or redeem shares after combining their client  orders.  The USAA Funds  subject to  short-term  trading  policies generally treat these omnibus accounts as an individual  investor and will apply the short-term  trading policies to the net purchases and sales submitted by the omnibus  account,  unless the funds or their transfer agent have entered into an agreement  requiring  the  omnibus  account  to submit  the  underlying  trading information  for their  clients upon our request  and/or  monitor for  excessive trading. For those omnibus accounts for which we have entered into agreements to provide underlying trade information,  the financial  intermediary or USAA Funds review net activity in these onmi-

================================================================================
24 | USAA Managed Allocation Fund
================================================================================

bus  accounts  for  activity  that  indicates potential excessive short-term trading activity. If we detect suspicious trading activity  at the omnibus account  level, we will  request  underlying  trading information and review the underlying  trading activity for individual accounts to  identify  individual accounts engaged  in excessive  short-term  trading activity. We will instruct the omnibus account to restrict,  limit, or terminate trading  privileges in a particular fund for individual  accounts  identified as engaging in excessive short-term trading through these omnibus accounts.

We  also  may  rely  on  the  financial  intermediary to review for and identify underlying  trading  activity  for  indiviudal  accounts  engaged  in  excessive short-term  trading  activity,  and  to  restict,  limit,  or  terminate trading privileges  if the financial  intermediary's policies are determined by us to be at least as stringent as the USAA Funds' policy.
Because of the increased costs to review  underlying  trading  information,  the
USAA Funds will not enter into agreements with every financial intermediary that operates an omnibus account. The USAA Funds or their transfer agent could decide to enter into such  contracts  with  financial  intermediaries  for all funds or particular funds and can terminate such agreements at any time.

SHAREHOLDER INFORMATION

CURRENT PRICE AND TOTAL RETURN INFORMATION

For the most current price and total return  information  for this Fund, you may
call  the  USAA   self-service   telephone  system  at  (800)  531-USAA  (8722).
Additionally,  you may find the most current  price of your Fund's shares in the business  section of your newspaper in the mutual fund section under the heading
"USAA Group" and the appropriate  newspaper symbol. If you prefer to obtain this information from an online service, you may do so  by using  its ticker  symbol.
The  Fund  will receive its ticker symbol when it acquires $25 million in assets or 1,000 shareholders.

You also may access this information  through our USAA.COM website once you have established  Internet access.  In addition,  you may see the Fund's total return quoted in  advertisements  and  reports.  You also may see a  comparison  of the
Fund's  performance  to that of  other  mutual  funds  with  similar  investment objectives and to stock or relevant  indices.  You must remember that historical performance does not necessarily indicate what will happen in the future.

================================================================================
                                                                Prospectus  | 25

================================================================================

SHARE PRICE CALCULATION

The price at which you  purchase  and redeem Fund shares is equal to the NAV per share  determined on the effective date of the purchase or  redemption.  You may buy and sell Fund shares at the NAV per share without a sales charge. The Fund's
NAV per  share is  calculated  as of the  close of the  NYSE  (generally  4 p.m.
Eastern  time) each day that the NYSE is open for regular  trading.  The NYSE is closed on most national holidays and Good Friday.

VALUATION OF SECURITIES

Portfolio  securities,   including  ETFs,  except  as  otherwise  noted,  traded
primarily on a domestic securities exchange or the over-the-counter  markets are valued at the last sales  price or  official  closing  price on the  exchange or primary market on which they trade.  Portfolio  securities  traded  primarily on foreign  securities  exchanges  or markets are valued at the last  quoted  sales price,  or the  most  recently  determined  official  closing  price  calculated according to local market convention,  available at the time the Fund is valued.
If no last sale or official closing price is reported or available,  the average of the bid and asked prices generally is used.

Equity securities trading in various foreign markets may take place on days when the NYSE is closed.  Further,  when the NYSE is open, the foreign markets may be closed.  Therefore, the calculation of the  Fund's NAV may not take place at the same  time  the  prices  of  certain  foreign  securities  held  by the Fund are determined.  In most cases,  events  affecting  the values of foreign securities that occur  between  the  time  of their last  quoted  sales or official closing prices and the close of normal  trading  on the NYSE on a day the Fund's NAV  is
calculated   will  not  be  reflected  in  the  value  of  the  Fund's   foreign
securities. However, we will monitor for events that would materially affect the value of the Fund's foreign securities.  If we determine that a particular event would  materially  affect the value of the Fund's foreign  securities,  then we, under  valuation  procedures  approved  by the Fund's  Board of  Trustees,  will consider such  available  information  that we deem relevant to determine a fair value  for the  affected  foreign  securities.  In  addition,  the  Fund may use information  from an  external  vendor or other  sources to adjust  the  foreign market  closing  prices of foreign  equity  securities  to reflect what the Fund believes  to be the fair  value of the  securities  as of the close of the NYSE.
Fair valuation of affected foreign equity  securities may occur frequently based on an assessment that events which occur on a fairly regular basis (such as U.S.
market movements) are significant.

================================================================================
26 | USAA Managed Allocation Fund
================================================================================

Debt securities  with  maturities  greater than 60 days are valued each business day by a pricing  service (the Service)  approved by the Board of Trustees.  The
Service uses an evaluated  mean between  quoted bid and asked prices or the last sales price to price  securities when, in the Service's  judgment,  these prices are readily available and are  representative of the securities'  market values.
For  many  securities,  such  prices  are not  readily  available.  The  Service generally prices those securities based on methods that include consideration of yields or prices of securities  of comparable  quality,  coupon,  maturity,  and type;  indications as to values from dealers in  securities;  and general market conditions.

Debt  securities  purchased with original or remaining  maturities of 60 days or less are valued at amortized cost, which approximates  market value.  Repurchase agreements are valued at cost.

Investments in open-end investment companies,  hedge, or other funds, other than
ETFs are valued at their NAV at the end of each business day.

Futures  contracts are valued based upon the last quoted sale price at the close of market on the principal exchange on which they are traded.

Option  contracts are valued by a pricing service at the National Best Bid/Offer
(NBBO) composite price, which is  derived  from  the best  available bid and ask
prices i n all  participating  options   exchanges   determined  to most closely
reflect market  value  of the options at the  time of  computation of the Fund's
NAV.

Securities  for  which  market  quotations  are  not  readily  available  or are considered  unreliable,  or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund,  are valued in good faith by us at fair value using  valuation  procedures approved by the Fund's  Board of Trustees.  The effect of fair value  pricing is that  securities  may not be priced on the basis of quotations  from the primary market in which they are traded,  and the actual price realized from the sale of a  security  may differ  materially  from the fair value  price.  Valuing  these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Fund include,  but are not limited to,  obtaining market  quotations from secondary pricing  services,  broker-dealers,  or widely used quotation systems. General factors considered in determining the fair value of securities  include  fundamental  analytical data, the nature and duration of any  restrictions  on  disposition of the

================================================================================
                                                                Prospectus  | 27
================================================================================

securities, and an evaluation of the forces that influence the market in which the securities are purchased and sold.

For  additional  information  on how  securities  are valued,  see  VALUATION OF
SECURITIES in the Fund's SAI.

DIVIDENDS AND OTHER DISTRIBUTIONS

The Fund pays net investment  income  dividends  annually.  Ordinarily,  any net realized capital gain  distributions  will be paid in December of each year. The
Fund  may  make  additional   distributions  to  shareholders   when  considered
appropriate  or  necessary.  For  example,  the Fund  could  make an  additional distribution to avoid the imposition of any federal income or excise tax.

We  will   automatically   reinvest  all  income   dividends  and  capital  gain
distributions  in  additional  shares of the Fund  unless you request to receive these  distributions  by way of EFT. The share price will be the NAV of the Fund shares  computed on the  ex-distribution  date. Any income  dividends or capital gain  distributions made by the Fund will reduce the NAV per share by the amount of the dividends or other distributions on the ex-distribution  date. You should consider  carefully the effects of purchasing  shares of the Fund shortly before any  dividend  or other distribution.  Some or  all of these  distributions  are subject  to  taxes.  We  will  invest  in your  account  any  dividend  or other distribution payment returned to us by your financial institution at the current
NAV per share.

TAXES

This tax  information  is quite general and refers to the federal income tax law in effect as of the date of this  prospectus.  Distributions  that  shareholders receive  from the Fund are  subject to federal  income tax and may be subject to state or local  taxes.  A 15%  maximum  federal  income  tax rate will  apply to individual  shareholders through December 31, 2010, for (1) gains on redemptions of Fund shares held for more than one year and (2) the Fund's distributions from net gains on the sale or  exchange  of the Fund's  capital  assets held for more than one year and from the Fund's qualified  dividend income,  which consists of dividends received from domestic  corporations and certain foreign  corporations assuming  certain holding period and other  requirements are met by the Fund and the  shareholder.  Because  each  investor's  tax  circumstances  are unique and because the tax laws are subject to change,  we recommend  that you consult your tax adviser about your investment.

================================================================================
28 | USAA Managed Allocation Fund
================================================================================

|X| FOREIGN

Dividends  and interest  the Fund  receives,  and gains it realizes,  on foreign securities  may be  subject  to  income,  withholding,  or other  taxes  foreign countries  and U.S.  possessions  impose  (foreign  taxes) that would reduce the yield and/or total return on its  investments.  Tax conventions  between certain countries and the United States may reduce or eliminate foreign taxes,  however, and many foreign  countries  do not impose taxes on capital  gains in respect of investments by foreign investors.

If more than 50% of the  value of the  Fund's  total  assets at the close of any taxable year consists of securities of foreign  corporations,  the Fund may file an election with the Internal Revenue Service (the Foreign  Election) that would permit you to take a credit (or a deduction) for foreign taxes paid by the Fund.
If the Foreign  Election is made,  you would  include in your gross  income both dividends you received from the Fund and the amount of your proportionate  share of those foreign  taxes.  As a shareholder of the Fund, you would be entitled to treat your share of the foreign taxes paid as a credit against your U.S. federal income tax,  subject to the limitations  set forth in the Internal  Revenue Code with respect to the foreign tax credit generally.  Alternatively,  you could, if it were to your  advantage,  treat  the  foreign  taxes  paid  by the Fund as an itemized  deduction  in  computing  your  taxable  income  rather  than as a tax credit.  It  is  anticipated  that the Fund will make the Foreign  Election,  in which event it will report to you shortly  after each taxable year your share of the foreign taxes it paid and its foreign-source income.

|X| SHAREHOLDER TAXATION

Dividends  from  net  investment  income  and  distributions  of the  excess  of short-term capital gains over net long-term capital losses are taxable to you as ordinary income,  whether received in cash or reinvested in additional shares. A portion of these dividends may qualify for the 70% dividends-received  deduction available  to  corporations  and for the  maximum  15% tax  rate  applicable  to qualified dividend income available to individuals.

Regardless of the length of time you have held Fund shares, distributions of net capital gain (I.E., the excess of net long-term gain over net short-term capital loss) that the Fund  realizes  are  taxable to you as  long-term  capital  gains whether  received in cash or reinvested in additional  shares.  These gains will qualify for a reduced capital gains rate for shareholders who are individuals.

================================================================================
                                                                Prospectus  | 29
================================================================================

|X| WITHHOLDING

Federal law requires the Fund to withhold (referred to as "backup  withholding")
and remit to the U.S. Treasury 28% of (1) taxable income dividends, capital gain
distributions,   and   proceeds  of   redemptions   otherwise   payable  to  any
non-corporate  shareholder who fails to furnish the Fund with a correct taxpayer identification  number  and (2)  those  dividends  and  distributions  otherwise payable to any such shareholder who:

|X|  Underreports dividend or interest income or

|X|  Fails to certify that he or she is not subject to backup withholding.

To avoid this withholding requirement,  you must certify, on your application or on a separate  IRS Form W-9  supplied by the Fund's  transfer  agent,  that your taxpayer  identification  number is correct and you currently are not subject to backup withholding.

|X| REPORTING

The Fund will report  information  to you annually  concerning the tax status of dividends and other distributions for federal income tax purposes.
SHAREHOLDER MAILINGS

|X| HOUSEHOLDING

Through our ongoing  efforts to help reduce Fund  expenses,  each household will receive a single copy of the Fund's most recent financial reports and prospectus even if you or a family member owns more than one account in the Fund.  For many of you, this  eliminates  duplicate  copies and saves paper and postage costs to the Fund.  However,  if you would  like to  receive  individual  copies,  please contact  us and we will begin your  individual  delivery  within 30 days of your request.

|X| ELECTRONIC DELIVERY

Log on to  USAA.COM  and  sign up to  receive  your  statements,  confirmations, financial  reports,  and  prospectuses  via the Internet  instead of through the mail.

================================================================================
30 | USAA Managed Allocation Fund
================================================================================

NOTES
--------------------------------------------------------------------------------

================================================================================
                                                                Prospectus  | 31
================================================================================

NOTES
--------------------------------------------------------------------------------

================================================================================
32 | USAA Managed Allocation Fund
================================================================================

================================================================================
                                                                Prospectus  | 33
                                                                 ------------
9800 Fredericksburg Road                                         PRSRT STD
San Antonio, Texas 78288                                         U.S. Postage
                                                                   PAID
                                                                   USAA
                                                                 ------------

SAVE PAPER AND FUND COSTS
At USAA.COM click: MY DOCUMENTS
Set preferences to USAA DOCUMENTS ONLINE

  If you would like more information about the Fund, you may call (800) 531-USAA
  (8722)  to  request  a  free  copy  of  the  Fund's  statement  of  additional information (SAI),  annual or semiannual  reports (once available),  or to ask other  questions  about the Fund.  The SAI has been  filed with the SEC and is incorporated  by  reference to and legally a part of this  prospectus.  In the
  Fund's annual report,  you will find a discussion of the market conditions and investment  strategies  that  significantly  affected  the Fund's  performance during the last fiscal year.  The Fund's annual and  semiannual  reports (once available)  also may be  viewed,  free of  charge,  on  USAA.COM.  A  complete description  of  the  Fund's  policies  and  procedures  with  respect  to the disclosure of the Fund's portfolio  securities is available in the Fund's SAI.
  The SAI is not available on USAA.COM because of cost  considerations  and lack of investor demand.

  To view these documents, along with other related documents, you may visit the
  IDEA database on the SEC's website  (www.sec.gov) or the  Commission's  Public
  Reference Room in Washington,  DC.  Information on the operation of the Public
  Reference Room may be obtained by calling (202) 551-8090. Additionally, copies of this  information may be obtained,  after payment of a duplicating  fee, by electronic request at the following e-mail address:  publicinfo@sec.gov  or by writing  the  Public  Reference  Section  of the  Commission,  Washington,  DC
  20549-0102.

                                                               [GRAPHIC OMITTED]
                                                                        Recycled
                                                                           Paper
[USAA EAGLE LOGO (R)] WE KNOW WHAT IT MEANS TO SERVE. (R)
================================================================================
93921-0210      Investment Company Act File No. 811-7852          (C)2010, USAA.
                                                            All rights reserved.


                                     Part B

                      Statement of Additional Information
                          for Managed Allocation Fund
                               is included herein


[USAA EAGLE LOGO (R)]    USAA MUTUAL             STATEMENT OF
                         FUNDS TRUST             ADDITIONAL INFORMATION
                                                 FEBRUARY 1, 2010

                          USAA MANAGED ALLOCATION FUND

--------------------------------------------------------------------------------

USAA MUTUAL FUNDS TRUST (the Trust) is a registered  investment company offering shares of  forty-six  no-load  mutual  funds,  one of which is described in this
Statement of Additional  Information  (SAI):  the Managed  Allocation  Fund (the
Fund). The Fund is classified as  nondiversified.

You may obtain a free copy of the  prospectus  dated  February 1, 2010,  for the
Fund by  writing  to USAA  Mutual  Funds  Trust 9800  Fredericksburg  Road,  San
Antonio,  TX 78288 or by calling toll free (800) 531-USAA  (8722).  You also may request a free copy be sent to you via e-mail. The prospectus provides the basic information  you should know  before  investing  in the Fund.  This SAI is not a prospectus  and contains  information in addition to and more detailed than that set forth in the  prospectus.  It is  intended  to provide  you with  additional information  regarding the  activities and operations of the Trust and the Fund, and should be read in conjunction with the prospectus.  The Fund's annual report to shareholders will be available,  without charge,  once the Fund has completed its first annual period.

--------------------------------------------------------------------------------

                                TABLE OF CONTENTS

         Page
          2       Valuation of Securities
          3       Conditions of Purchase and Redemption
          3       Additional Information Regarding Redemption of Shares
          3       Investment Policies
          18      Investment Restrictions
          19      Portfolio Transactions and Brokerage Commissions
          20      Fund History and Description of Shares
          21      Tax Considerations
          23      Trustees and Officers of the Trust
          28      The Trust's Manager
          31      Portfolio Manager Disclosure
          32      Portfolio Holdings Disclosure
          33      General Information
          34      Appendix A - Tax-Exempt Securities and Their Ratings


                             VALUATION OF SECURITIES

Shares of the Fund are offered only to eligible  investors,  as described in the
prospectus,  on  a  continuing,   best-efforts  basis  through  USAA  Investment
Management  Company (IMCO or the Manager).  The offering price for shares of the
Fund is equal to the current net asset value (NAV) per share.  The NAV per share of the Fund is calculated  by adding the value of all its  portfolio  securities and other  assets,  deducting  its  liabilities,  and  dividing by the number of shares outstanding.

The Fund's NAV per share is calculated each day,  Monday through Friday,  except days on  which  the New  York  Stock  Exchange  (NYSE)  is  closed.  The NYSE is currently scheduled to be closed on New Year's Day, Martin Luther King, Jr. Day,
Presidents'  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor Day,
Thanksgiving,  and Christmas,  and on the preceding Friday or subsequent  Monday when one of these holidays falls on a Saturday or Sunday, respectively. The Fund reserves  the right to  calculate  the NAV per share on a business  day that the
NYSE is closed.

The  value  of  securities  of the  Fund  is  determined  by one or  more of the following methods:

Portfolio  securities,   including   exchange-traded  funds  (ETFs),  except  as
otherwise  noted,  traded  primarily  on a domestic  securities  exchange or the over-the-counter  markets are valued at the last sales price or official closing price  on the  exchange  or  primary  market  on  which  they  trade.  Portfolio securities  traded  primarily  on foreign  securities  exchanges  or markets are valued at the last quoted sales price, or the most recently  determined official closing price calculated according to local market convention,  available at the time a Fund is valued.  If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

Securities  trading in various  foreign  markets may take place on days when the
NYSE is closed.  Further,  when the NYSE is open,  the  foreign  markets  may be closed.  Therefore,  the calculation of the Fund's NAV may not take place at the same  time  the  price  of  certain  foreign  securities  held by the  Fund  are determined.  In most cases,  events  affecting the values of foreign  securities that occur  between  the time of their last  quoted  sales or  official  closing prices are  determined  and the close of normal trading on the NYSE on a day the
Fund's  NAV is  calculated  will not be  reflected  in the  value of the  Fund's foreign  securities.  However,  the Manager  will  monitor for events that would materially  affect the value of the Fund's  foreign  securities.  If the Manager determines  that a  particular  event would  materially  affect the value of the
Fund's foreign securities, then the Manager, under valuation procedures approved by the Board of Trustees, will consider such available information that it deems relevant  to  determine a fair value for the  affected  foreign  securities.  In addition,  the Fund may use information from an external vendor or other sources to adjust the foreign  market  closing  prices of foreign  equity  securities to reflect what the Fund believes to be the fair value of the  securities as of the close of the NYSE.  Fair  valuation of affected  foreign  equity  securities may occur  frequently  based on an  assessment  that events  which occur on a fairly regular basis (such as U.S. market movements) are significant.

Debt securities  with  maturities  greater than 60 days are valued each business day by a pricing  service (the Service)  approved by the Board of Trustees.  The
Service uses an evaluated  mean between  quoted bid and asked prices or the last sales price to price  securities when, in the Service's  judgment,  these prices are readily available and are  representative of the securities'  market values.
For  many  securities,  such  prices  are not  readily  available.  The  Service generally prices those  securities based on methods which include  consideration of yields or prices of securities of comparable  quality,  coupon,  maturity and type,  indications as to values from dealers in  securities,  and general market conditions.  Debt securities  purchased with original or remaining maturities of
60 days or less may be stated  at  amortized  cost,  which  approximates  market value. Repurchase agreements are valued at cost.

Investments in investment companies,  hedge, or other funds, other than ETFs are valued  at their  net  asset  value  at the end of each  business  day.  Futures contracts  are  valued  based upon the last sale price at the close of market on the principal exchange on which they are traded.  Option contracts are valued by a pricing service at the National Best Bid/Offer (NBBO)  composite price,  which is  derived  from the best  available  bid and ask  prices in all  participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

Securities  for  which  market  quotations  are  not  readily  available  or are considered  unreliable,  or whose values have been materially affected by events occurring  after the close of their primary  markets but before the pricing of a
Fund,  are valued in good faith by the  Manager  at fair value  using  valuation procedures  approved by the Board of Trustees.  The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and


the actual price  realized  from the sale of a security  may differ  materially from the fair value  price.  Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair  value  methods  used by the  Manager  include,  but are  not  limited  to, obtaining market quotations from secondary pricing services,  broker-dealers, or widely used quotation  systems.  General  factors  considered in determining the fair value of securities  include  fundamental  analytical  data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that  influenced  the market in which the securities are purchased and sold.

                      CONDITIONS OF PURCHASE AND REDEMPTION

All  investments  in  Shares of the Fund must be denominated in U.S. dollars and, subject  to  the terms of the prospectus,  must be in  the form of cash or other consideration  that is not  inconsistent  with the provisions of the 1940 Act or other applicable law.

NONPAYMENT

If any order to purchase  shares is canceled due to  nonpayment  or if the Trust does not receive good funds either by check or electronic  funds transfer,  USAA
Shareholder  Account Services  (Transfer Agent) will treat the cancellation as a redemption of shares  purchased,  and you will be responsible  for any resulting loss incurred by the Fund or the Manager. If you are a shareholder, the Transfer
Agent can redeem  shares  from any of your  accounts  as  reimbursement  for all losses.  In addition,  you may be prohibited  or  restricted  from making future purchases  in any of the USAA  family of  funds.  A $29 fee is  charged  for all returned items, including checks and electronic funds transfers.

              ADDITIONAL INFORMATION REGARDING REDEMPTION OF SHARES

The value of your  investment at the time of redemption may be more or less than the cost at  purchase,  depending  on the value of the  securities  held in your
Fund's  portfolio.  Requests  for  redemption  that are  subject to any  special conditions  or that  specify an  effective  date other than as  provided  herein cannot be accepted.  A gain or loss for tax purposes may be realized on the sale of shares of the Fund, depending upon the price when redeemed.

The Board of Trustees may cause the  redemption  of an account with a balance of less than $250,  provided  that (1) the value of such account has been  reduced, for reasons other than market action,  below the minimum  initial  investment in such Fund at the time of the  establishment,  (2) the account has remained below the minimum  initial  investment for six months,  and (3) 30 days' prior written notice of the proposed  redemption  has been sent to you. The Trust,  subject to approval of the Board of Trustees,  anticipates  closing  certain small accounts yearly. Shares will be redeemed at the NAV on the date fixed for redemption.

The Trust  reserves the right to suspend the right of redemption or postpone the date of payment (1) for any periods  during  which the NYSE is closed,  (2) when trading  in the  markets  the  Trust  normally  utilizes  is  restricted,  or an emergency  exists  as  determined  by the SEC so that  disposal  of the  Trust's investments or  determination of its NAV is not reasonably  practicable,  or (3)
for such other  periods as the SEC by order may  permit  for  protection  of the
Trust's shareholders.

For the mutual  protection of the investor and the Fund, the Trust may require a signature  guarantee.  If required,  each signature on the account  registration must be guaranteed.  Signature guarantees are acceptable from FDIC member banks, brokers,  dealers,  municipal securities dealers,  municipal securities brokers, government  securities dealers,  government  securities brokers,  credit unions, national securities  exchanges,  registered  securities  associations,  clearing agencies,  and  savings  associations.  A  signature  guarantee  for active duty military personnel  stationed abroad may be provided by an officer of the United
States Embassy or Consulate,  a staff officer of the Judge Advocate General,  or an individual's commanding officer.

                               INVESTMENT POLICIES

The sections captioned INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGY in
the Fund's  prospectus  describe the investment  objective(s) and the investment policies  applicable to the Fund. There can, of course, be no assurance that the
Fund will achieve its investment objective(s).  The Fund's objective(s) is not a fundamental  policy and may be changed  upon notice to, but without the approval of, the Fund's shareholders. If there is a change in the investment objective of the Fund, the Fund's  shareholders  should consider  whether the Fund remains an appropriate investment in light of then-current needs.


The  following  is  provided as additional  information.  Unless described as a principal investment policy in the Fund's prospectus,  these represent the non-
principal investment policies of the Fund.

TEMPORARY DEFENSIVE POLICY

The Fund may on a temporary  basis because of market,  economic,  political,  or other  conditions,  invest  up  to  100%  of  its  assets  in  investment-grade, short-term debt  instruments.  Such securities may consist of obligations of the
U.S. government,  its agencies or  instrumentalities,  and repurchase agreements secured by such  instruments;  certificates  of deposit of domestic banks having capital,  surplus,  and undivided  profits in excess of $100  million;  banker's acceptances  of  similar  banks;  commercial  paper  and  other  corporate  debt obligations.

SECTION 4(2) COMMERCIAL PAPER AND RULE 144A SECURITIES

The Fund may invest in  commercial  paper  issued in  reliance  on the  "private
placement"  exemption  from  registration   afforded  by  Section  4(2)  of  the
Securities Act of 1933, as amended (1933 Act) (Section 4(2)  Commercial  Paper).
Section 4(2) Commercial Paper is restricted as to disposition  under the federal securities laws; therefore,  any resale of Section 4(2) Commercial Paper must be effected in a transaction  exempt from registration  under the 1933 Act. Section
4(2) Commercial Paper is normally resold to other investors  through or with the assistance of the issuer or investment dealers who make a market in Section 4(2)
Commercial Paper, thus providing liquidity.

The Fund  also  may  purchase  restricted  securities  eligible  for  resale  to
"qualified  institutional buyers" pursuant to Rule 144A under the 1933 Act (Rule
144A  Securities).  Rule 144A  provides a  non-exclusive  safe  harbor  from the registration  requirements of the 1933 Act for resales of certain  securities to institutional investors.

MUNICIPAL LEASE OBLIGATIONS

The Fund  may  invest  in  municipal  lease  obligations,  installment  purchase contract  obligations,  and  certificates of  participation  in such obligations
(collectively,  lease  obligations).  A lease  obligation  does not constitute a general obligation of the municipality for which the municipality's taxing power
is  pledged,   although  the  lease  obligation  is  ordinarily  backed  by  the municipality's  covenant  to  budget  for  the  payments  due  under  the  lease obligation.

Certain lease obligations  contain  "non-appropriation"  clauses,  which provide that the  municipality  has no  oblgation to make lease  obligation  payments in future years unless money is  appropriated  for such purpose on a yearly  basis.
Although  "non-appropriation"  lease  obligations  are  secured  by  the  leased property,  disposition of the property in the event of  foreclosure  might prove difficult. In evaluating a potential investment in such a lease obligation,  the
Manager will consider:  (1) the credit  quality of the obligor;  (2) whether the underlying property is essential to a governmental function; and (3) whether the lease obligation  contains  covenants  prohibiting the obligor from substituting similar  property  if the  obligor  fails to make  appropriations  for the lease obligation.

LIQUIDITY DETERMINATIONS

The Board of Trustees has adopted  guidelines  pursuant to which municipal lease obligations,  Section  4(2)  Commercial  Paper,  Rule 144A  Securities,  certain
restricted   debt  securities  that  are  subject  to  put  or  demand  features exercisable  within seven days (Demand Feature  Securities) and other securities
(whether  registered  or not) that may be  considered  illiquid  before or after purchase due to issuer bankruptcy,  delisting,  thin or no trading SEC guidance, or  similar  factors  (other  securities)  may be  determined  to be liquid  for purposes of complying with SEC limitations applicable to each Fund's investments in  illiquid  securities.  In  determining  the  liquidity  of  municipal  lease obligations,  Section 4(2) Commercial  Paper,  Rule 144A  Securities,  and other
securities,   the  Manager  will,   pursuant  to  the  Board  Adopted  Liquidity
Procedures,  among other things,  consider the following factors  established by the Board of Trustees:  (1) the frequency of trades and quotes for the security,
(2) the  number of dealers  willing to  purchase  or sell the  security  and the number  of  other  potential  purchasers,  (3) the  willingness  of  dealers  to undertake to make a market in the  security,  and (4) the nature of the security and the nature of the marketplace  trades,  including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer.
Additional  factors  considered by the Manager in determining the liquidity of a municipallease obligation are:


(1) whether  the  lease  obligation  is  of a size that  will be  attractive  to institutional  investors,  (2)  whether  the lease obligation  contains  a  non-
appropriation  clause and the  likelihood  that the obligor will fail to make an appropriation  therefor, and (3) such other factors as the Manager may determine
to  be  relevant  to  such   determination.  In  determining  the  liquidity  of
Demand Feature  Securities,  the Manager will evaluate the credit quality of the party (the Put Provider)  issuing (or  guaranteeing  performance  on) the put or demand  feature of the  Demand  Feature  Securities.  In  evaluating  the credit quality of the Put Provider, the Manager will consider all factors that it deems indicative of the capacity of the Put Provider to meet its obligations under the
Demand Feature Securities based upon a review of the Put Provider's  outstanding debt and financial statements and general economic conditions.

Certain foreign securities  (including  Eurodollar  obligations) may be eligible for resale pursuant to Rule 144A in the United States and may also trade without restriction in one or more foreign markets. Such securities may be determined to be liquid based upon these foreign markets  without regard to their  eligibility for resale  pursuant to Rule 144A. In such cases,  these  securities will not be treated  as Rule  144A  Securities  for  purposes  of the  liquidity  guidelines established by the Board of Trustees.

CALCULATION OF DOLLAR-WEIGHTED AVERAGE PORTFOLIO MATURITY

Dollar-weighted  average portfolio  maturity is derived by multiplying the value of each debt instrument by the number of days remaining to its maturity,  adding these calculations,  and then dividing the total by the value of the Fund's debt instruments.  An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

With respect to obligations  held by the Fund, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening  device, such as a call, refunding, or redemption provision,  the date on which the instrument will probably be called,  refunded,  or redeemed may be considered to be its maturity date.  Also, the maturities of  mortgage-backed  securities,  some  asset-backed securities,  and securities  subject to sinking fund arrangements are determined on a weighted average life basis,  which is the average time for principal to be repaid. For mortgage-backed and some asset-backed securities,  this average time is  calculated  by assuming  prepayment  rates of the  underlying  loans.  These prepayment  rates can vary  depending  upon the level and volatility of interest rates. This, in turn, can affect the weighted average life of the security.  The weighted  average  lives of these  securities  will be shorter than their stated
final maturities.  In addition,  for purposes of the Fund's investment policies, an  instrument  will be  treated as having a  maturity  earlier  than its stated
maturity date if the  instrument  has technical  features such as puts or demand features  that,  in the judgment of the Manager,  will result in the  instrument being valued in the market as though it has the earlier maturity.

Finally,  for purposes of  calculating  the dollar  weighted  average  portfolio maturity of the Fund, the maturity of a debt instrument with a periodic interest reset date will be deemed to be the next reset date,  rather than the  remaining stated  maturity  of the  instrument  if, in the  judgment of the  Manager,  the periodic  interest reset features will result in the instrument  being valued in the market as though it has the earlier maturity.

EURODOLLAR AND YANKEE OBLIGATIONS

A portion of the Fund's  assets may be invested  in  Eurodollar  obligations  or
Yankee obligations.  Eurodollar obligations are  dollar-denominated  instruments that have been issued outside the U.S.  capital markets by foreign  corporations and financial  institutions  and by foreign  branches of U.S.  corporations  and financial  institutions.  Yankee obligations are dollar-denominated  instruments that have been issued by foreign issuers in the U.S. capital markets.

Eurodollar and Yankee  obligations are subject to the same risks that pertain to
domestic  issues,   notably  credit  risk,  market  risk,  and  liquidity  risk.
Additionally,  Eurodollar  (and to a limited  extent,  Yankee)  obligations  are subject to certain  sovereign  risks.  One such risk is the  possibility  that a sovereign  country might prevent capital,  in the form of dollars,  from leaving the country.  Other risks include:  adverse political and economic developments;
the extent  and  quality of  government  regulation  of  financial  markets  and institutions;  the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.  However,  Eurodollar and Yankee obligations will  undergo the same type of credit  analysis as domestic  issues in which the
Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.


MASTER DEMAND NOTES

The Fund's assets may be invested in master demand notes,  which are obligations that permit the investment of fluctuating  amounts by the Fund, at varying rates of interest  using  direct  arrangements  between the Fund,  as lender,  and the borrower. These notes permit daily changes in the amounts borrowed. The Fund has the  right to  increase  the  amount  under  the note at any time up to the full amount  provided  by the note  agreement,  or to decrease  the  amount,  and the borrower  may  repay  up to  the  full  amount  of  the  note  without  penalty.
Frequently,  such  obligations  are secured by letters of credit or other credit support  arrangements  provided by banks. Because master demand notes are direct
lending  arrangements  between  the  lender  and  borrower,   these  instruments
generally  will not be traded,  and there  generally is no secondary  market for these notes,  although they are  redeemable  (and  immediately  repayable by the borrower) at face value, plus accrued interest,  at any time. We will invest the
Fund's assets in master demand notes only if the Fund's Board of Trustees or its delegate has determined  that they are of credit quality  comparable to the debt securities in which the Fund generally may invest.

PERIODIC AUCTION RESET BONDS

The Fund may invest in periodic  auction  reset bonds.  Periodic  auction  reset bonds are bonds whose interest rates are reset  periodically  through an auction mechanism.  For purposes of calculating the portfolio  weighted average maturity of the Fund,  the maturity of periodic  auction reset bonds will be deemed to be the next interest reset date,  rather than the remaining  stated maturity of the instrument.

Periodic  auction  reset bonds,  similar to  short-term  debt  instruments,  are generally  subject to less  interest  rate risk than  long-term  fixed rate debt instruments  because the interest  rate will be  periodically  reset in a market auction.  Periodic  auction reset bonds with a long  remaining  stated  maturity
(I.E.,  ten years or more),  however,  could have greater market risk than fixed short-term debt instruments,  arising from the possibility of auction failure or insufficient demand at an auction, resulting in greater price volatility of such instruments compared to fixed short-term bonds.

SYNTHETIC INSTRUMENTS

The Fund may invest in tender option bonds, bond receipts, and similar synthetic municipal instruments. A synthetic instrument is a security created by combining an intermediate or long-term  municipal bond with a right to sell the instrument back to the  remarketer  or liquidity  provider for  repurchase on short notice.
This right to sell is commonly  referred  to as a tender  option.  Usually,  the tender  option is backed by a  conditional  guarantee or letter of credit from a bank or other financial  institution.  Under its terms, the guarantee may expire if the  municipality  defaults  on payments  of  interest  or  principal  on the underlying bond, if the credit rating of the  municipality is downgraded,  or if interest  on  the  underlying  bond  loses  its  tax-exempt  statues.  Synthetic instruments  involve  structural  risks that could adversely affect the value of the  instrument  or could  result in a Fund holding an  instrument  for a longer period  of  time  than  originally  anticipated.  For  example,  because  of the structure of a synthetic  instrument,  there is a risk that the instrument  will lose its tax-exempt  treatment or that the Fund will not be able to exercise its tender option.

PUT BONDS

The Fund's  assets may be  invested in  securities  (including  securities  with variable  interest  rates) that may be redeemed or sold back (put) to the issuer of the  security or a third party prior to stated  maturity  (put  bonds).  Such securities  will  normally  trade as if maturity  is the earlier put date,  even though  stated  maturity  is  longer.  Under  the  Fund's  portfolio  allocation procedure,  maturity  for put  bonds is  deemed  to be the date on which the put becomes exercisable.

BRADY BONDS AND EMERGING MARKETS DEBT

Brady Bonds are securities  created through a  restructuring  plan introduced by former U.S.  Treasury  Secretary  Nicholas Brady. The Brady Plan made provisions whereby  existing  commercial bank loans to both public and private  entities in selected developing  countries are exchanged for Brady Bonds. These bonds may be denominated in other  currencies,  but are usually  denominated in U.S. dollars.
Brady Bonds are actively traded in over-the-counter  markets. As the markets for these securities have from time to time been subject to disruption,  the Manager will monitor,  on a continuous  basis,  the liquidity of Brady Bonds held in the
Fund's portfolio.


CONVERTIBLE SECURITIES

The Fund may  invest  in  convertible  securities,  which are  bonds,  preferred stocks,  and other securities that pay interest or dividends and offer the buyer the ability to convert the security into common stock.  The value of convertible securities  depends partially on interest rate changes and the credit quality of the issuer.  Because a convertible security affords an investor the opportunity, through its conversion  feature,  to participate in the capital  appreciation of the underlying common stock, the value of convertible securities also depends on the price of the underlying common stock.

The  convertible  securities  in which the Fund will  invest may be rated  below investment  grade as  determined  by  Moody's  Investors  Service  (Moody's)  or
Standard & Poor's  Ratings Group (S&P),  or unrated but judged by the Manager to be of  comparable  quality  (commonly  called junk bonds).  For a more  complete description  of debt ratings,  see APPENDIX A. Such  securities are deemed to be speculative  and  involve  greater  risk of default  due to changes in  interest rates,  economic  conditions,  and the issuer's  creditworthiness.  As a result, their  market  prices tend to  fluctuate  more than  higher-quality  securities.
During periods of general economic  downturns or rising interest rates,  issuers of such  securities may experience  financial  difficulties,  which could affect their ability to make timely interest and principal payments. The Fund's ability to timely and accurately value and dispose of lower-quality  securities may also be affected by the absence or periodic discontinuance of liquid trading markets.

FOREIGN SECURITIES

The Fund may invest its assets in foreign securities purchased in either foreign
(non-dollar denominated) or U.S. markets, including American depositary receipts
(ADRs) and global depositary  receipts (GDRs).  Investing in foreign  securities
poses  unique  risks:  currency  exchange  rate  fluctuations;   foreign  market
illiquidity;  increased price volatility; exchange control regulations;  foreign ownership limits; different accounting,  reporting, and disclosure requirements;
political or social instability, including policies of foreign governments which may affect  their  respective  equity  markets;  foreign  taxation  requirements including  withholding taxes; and difficulties in obtaining legal judgments.  In the past, equity and debt instruments of foreign markets have been more volatile than equity and debt instruments of U.S. securities markets.

Any such  investments  will be made in compliance with U.S. and foreign currency restrictions,  tax laws,  and laws  limiting  the  amount  and types of  foreign investments. Pursuit of the Fund's investment objectives will involve currencies of the United States and of foreign countries. Consequently, changes in exchange rates, currency convertibility,  and repatriation  requirements may favorably or adversely affect the Funds.

FORWARD CURRENCY CONTRACTS

The Fund may enter into forward  currency  contracts in order to protect against uncertainty in the level of future foreign  exchange  rates. A forward  contract involves an  agreement  to  purchase or sell a specific  currency at a specified future  date or over a  specified  time period at a price set at the time of the contract.  These contracts are usually traded directly  between currency traders
(usually  large  commercial  banks)  and their  customers.  A  forward  contract generally has no deposit requirements, and no commissions are charged.

The Fund may enter into  forward  currency  contracts  under two  circumstances.
First,  when the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  it may desire to "lock in" the U.S.
dollar price of the security until settlement. By entering into such a contract, the Fund will be able to protect  itself  against a possible loss resulting from an adverse change in the  relationship  between the U.S.  dollar and the foreign currency  from the date the  security is  purchased or sold to the date on which payment is made or received.  Second,  when management of the Fund believes that the currency of a specific country may deteriorate  relative to the U.S. dollar, it may enter into a forward  contract  to sell that  currency.  The Fund may not hedge with  respect to a  particular  currency  for an amount  greater  than the aggregate  market  value  (determined  at the time of making any sale of forward currency) of the securities  held in its portfolio  denominated or quoted in, or bearing a substantial correlation to, such currency.

The use of forward  contracts  involves  certain risks.  The precise matching of contract  amounts and the value of  securities  involved  generally  will not be possible  since the future  value of such  securities  in  currencies  more than likely will change between the date the contract is entered into and the date it matures.  The projection of short-term  currency  market  move-


ments is extremely  difficult and successful  execution of a short-term  hedging strategy is uncertain. Under normal circumstances, consideration of the prospect for  currency  parities  will be  incorporated  into the longer term  investment strategies.  The  Manager  believes  it  is  important,  however,  to  have  the flexibility  to enter into such  contracts  when it determines it is in the best interest  of the Fund to do so. It is  impossible  to  forecast  what the market value  of  portfolio  securities  will  be  at  the  expiration  of a  contract.
Accordingly,  it may be necessary for the Fund to purchase  additional  currency
(and bear the expense of such  purchase)  if the market value of the security is less than the amount of currency  the Fund is  obligated  to  deliver,  and if a decision  is made to sell  the  security  and  make  delivery  of the  currency.
Conversely, it may be necessary to sell some of the foreign currency received on the sale of the  portfolio  security if its market  value  exceeds the amount of currency  the Fund is  obligated  to deliver.  The Fund is not required to enter into such  transactions  and will not do so  unless  deemed  appropriate  by the
Manager.

Although the Fund values its assets each business day in terms of U.S.  dollars, it does not intend to convert  its  foreign  currencies  into U.S.  dollars on a daily basis. It will do so from time to time, and  shareholders  should be aware of currency conversion costs.  Although foreign exchange dealers do not charge a fee for  conversion,  they do realize a profit based on the difference  (spread)
between  the prices at which they are buying  and  selling  various  currencies.
Thus,  a dealer  may offer to sell a foreign  currency  to the Fund at one rate, while  offering a lesser rate of exchange  should the Fund desire to resell that currency to the dealer.

EQUITY SECURITIES

The Fund may  invest in equity  securities  listed on any  domestic  or  foreign securities exchange or traded in the over-the-counter  market as well as certain restricted  or unlisted  securities.  As used herein,  "equity  securities"  are
defined  as  common  stock,   preferred  stock,  trust  or  limited  partnership
interests,  rights and  warrants to subscribe  to or purchase  such  securities,
sponsored  or  unsponsored   ADRs,  EDRs,  GDRs,  and  convertible   securities,
consisting  of debt  securities  or preferred  stock that may be converted  into common stock or that carry the right to purchase  common stock.  Common  stocks,
the  most  familiar  type,   represent  an  equity  (ownership)  interest  in  a
corporation.  They may or may not pay dividends or carry voting  rights.  Common stock  occupies  the most  junior  position in a  company's  capital  structure.
Although equity  securities have a history of long-term  growth in value,  their prices  fluctuate  based on changes in a company's  financial  condition  and on overall  market  and  economic  conditions.  Smaller  companies  are  especially sensitive to these factors.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its respective net assets,  in securities  that are illiquid.  Illiquid  securities are generally  those  securities that a fund cannot dispose of in the ordinary course of business,  in seven days or less, at approximately the same value at which a Fund has valued the securities.

ADJUSTABLE-RATE SECURITIES

The  interest  rate  on an  adjustable-rate  security  fluctuates  periodically.
Generally,  the security's yield is based on a U.S.  dollar-based  interest-rate benchmark such as the Federal Funds Rate, the 90-day  Treasury bill rate, or the
London Interbank Offered Rate (LIBOR).  The yields on these securities are reset on a periodic basis (for example,  daily, weekly, or quarterly) or upon a change in the benchmark  interest rate. The yields are closely correlated to changes in money market interest rates.

VARIABLE-RATE DEMAND NOTES

The Fund may invest in securities  that provide the right to sell the securities at face value on either that day or within the rate-reset  period.  The interest rate is adjusted at a stipulated daily,  weekly,  monthly,  quarterly,  or other specified time interval to a rate that reflects current market  conditions.  The effective  maturity for these  instruments is deemed to be less than 397 days in
accordance   with  detailed   regulatory   requirements.   These  interest  rate
adjustments  can both raise and lower the income  generated by such  securities.
These  changes  will  have the same  effect  on the  income  earned  by the Fund depending on the proportion of such securities held.


VARIABLE-RATE AND FLOATING-RATE SECURITIES

The Fund may invest in variable-rate  and floating-rate  securities,  which bear interest at rates that are adjusted periodically to market rates. These interest rate  adjustments  can  both  raise  and  lower  the  income  generated  by such securities.  These changes will have the same effect on the income earned by the
Fund depending on the proportion of such securities  held.  Because the interest rates of variable-rate and floating-rate securities are periodically adjusted to reflect  current  market  rates,  the  market  value  of the  variable-rate  and floating-rate  securities  is less  affected by changes in  prevailing  interest rates than the market value of securities with fixed interest rates.  The market value of variable-rate  and  floating-rate  securities  usually tends toward par
(100% of face value) at interest rate adjustment time.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

The  Fund  may  invest  in  debt   securities   offered  on  a  when-issued   or
delayed-delivery basis; that is, delivery of and payment for the securities take place after the date of the commitment to purchase, normally within 45 days. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the buyer enters into the commitment. A Fund may sell these securities before the settlement date if it is deemed advisable.

Debt securities purchased on a when-issued or delayed-delivery basis are subject to changes in value in the same way as other debt  securities held in the Fund's portfolios are; that is, both generally  experience  appreciation  when interest rates  decline and  depreciation  when  interest  rates rise.  The value of such
securities   will  also  be  affected  by  the   public's   perception   of  the
creditworthiness  of the issuer and anticipated changes in the level of interest rates. Purchasing securities on a when-issued or delayed-delivery basis involves a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. To ensure that the  Fund  will be  able  to meet  its  obligation  to pay  for  when-issued  or delayed-delivery  securities at the time of settlement,  the Fund will segregate cash or liquid  securities  at least equal to the amount of the  when-issued  or delayed-delivery  commitments.  The segregated  securities are valued at market, and any  necessary  adjustments  are made to keep the  value of the cash  and/or segregated  securities at least equal to the amount of such  commitments  by the
Fund.

On the settlement date of the when-issued or  delayed-delivery  securities,  the
Fund will meet its  obligations  from then  available  cash,  sale of segregated securities,  sale of  other  securities,  or from  sale  of the  when-issued  or delayed-delivery  securities  themselves (which may have a value greater or less than  the  Trust's  payment  obligations).  Sale  of  securities  to  meet  such obligations  carries with it a greater  potential for the realization of capital gains.

SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES (STRIPS)

The Fund may  invest in STRIPS, which are U.S.  Treasury  securities, that allow the investor to hold and trade the individual interest and principal  components of eligible Treasury  notes and bonds as separate securities. STRIPS can only be purchased  and  held through  financial  institutions and government  securities brokers and dealers. These securities are backed by the full faith and credit of the U.S. government.

TREASURY INFLATION-PROTECTED SECURITIES (TIPS)

The Fund may invest in TIPS, which are U.S. Treasury  securities  that have been designed  to provide a real rate of return after  being  adjusted  over  time to reflect the impact of inflation.  Their  principal  value  periodically  adjusts to the rate of inflation.  They trade at prevailing  real,  or  after inflation, interest  rates.  The  U.S.  Treasury  guarantees repayment of at least the face value  of  these  securities  in  the  event of sustained deflation or a drop in prices.

INVESTMENTS IN REAL ESTATE INVESTMENT TRUSTS (REITS)

Because  the Fund may  invest a portion of its  assets in equity  securities  of
REITs,  the Fund may also be subject to certain  risks  associated  with  direct investments  in real estate.  In addition,  the Fund may invest a portion of its assets in the debt and  preferred  securities  of REITs and,  therefore,  may be subject to certain other risks, such as credit risk,  associated with investment in these  securities.  REITs may be  affected  by  changes in the value of their underlying  properties  and  by  defaults by borrowers or tenants.  Furthermore,
REITs are dependent upon the specialized management skills of  their   managers
and may


have   limited   geographic diversification,  thereby  subjecting  them to risks inherent  in  financing  a limited number of projects. REITs depend generally on their  ability to generate cash  flow to  make  distributions  to  shareholders, and  certain REITs have self-liquidation  provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time.

PREFERRED STOCKS

Stocks  represent shares of ownership in a company.  Generally,  preferred stock has a specified  dividend and ranks after bonds and before  common stocks in its claim on income  for  dividend  payments  and on assets  should  the  company be liquidated. Like common stock, preferred stocks represent partial ownership in a company,  although preferred  stockholders do not enjoy any of the voting rights of common stockholders. Also unlike common stock, a preferred stock pays a fixed dividend that does not fluctuate, although the company does not have to pay this dividend if it lacks the financial  ability to do so. The main benefit to owning preferred stock is that the investor has a greater claim on the company's assets than common stockholders.  Preferred stockholders always receive their dividends first and, in the event the company goes bankrupt,  preferred  stockholders  are paid off before common stockholders.

REPURCHASE AGREEMENTS

The Fund may  invest  in  repurchase  agreements,  which are  collateralized  by underlying  securities.  A  repurchase  agreement  is a  transaction  in which a security is  purchased  with a  simultaneous  commitment  to sell it back to the seller (a  commercial  bank or recognized  securities  dealer) at an agreed upon price on an agreed upon date,  usually not more than seven days from the date of purchase.  The resale  price  reflects  the  purchase  price plus an agreed upon market rate of  interest,  which is  unrelated to the coupon rate or maturity of the purchased security.  The Fund maintains custody of the underlying securities prior to their  repurchase,  either  through its regular  custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its  counterparty.  Thus,  the  obligation  of the  counterparty  to pay the repurchase price on the date agreed to or upon demand is, in effect,  secured by the underlying  securities.  In these transactions,  the securities purchased by the Fund  will be those in which it is  authorized  to  invest  and have a total value equal to or in excess of the amount of the repurchase  obligation.  If the seller defaults and the value of the underlying security declines,  the Fund may incur a loss and may incur  expenses  in selling the  collateral.  If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited.  The Fund will invest in repurchase  agreement  transactions with parties whose  creditworthiness has been reviewed and found satisfactory by the Manager.

SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in  securities  issued by other  investment  companies  that invest in eligible quality, short-term debt securities and seek to maintain a $1
NAV per share,  i.e., "money market" funds. In addition,  the Fund may invest in securities  issued by other non-money  market  investment  companies  (including exchange-traded funds). As a shareholder of another investment company, the Fund would bear,  along with other  shareholders,  its pro rata  portion of the other investment company's expenses,  including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears in connection with its own  operations.  The Fund may  invest  in  securities  issued by other investment companies subject to statutory limitations prescribed by the 1940 Act and the rules thereunder. The Fund may rely on certain SEC exemptive orders that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the 1940 Act that would otherwise be applicable.

EXCHANGE-TRADED FUNDS (ETFS)

The Fund may  invest a  substantial  portion  of its  assets in ETFs,  which are registered investment  companies.  By investing in the Fund, you will be exposed to the same  risks  of the  ETFs'  holdings  as the ETFs  themselves  in  direct proportion to the  allocation  of the Fund's  assets among those ETFs.  You also will  indirectly  bear fees and  expenses  charged by the ETFs in which the Fund invests in addition to the Fund's  direct fees and expenses.  In addition,  each
ETF typically is a "passive  investor" and therefore  invests in the  securities and  sectors  contained  in the index it seeks to track  without  regard  for or analysis of the prospects of such  securities  or sectors.  An ETF may invest in all  of  the  securities  in  such  index  or in a representative sample of such securities. The ETFs will not attempt to take defensive positions in volatile or declining  markets or under

                                       10

other  conditions.  Furthermore,  the ETFs will not be able to duplicate exactly
the   performance  of  the  underlying  indexes they track.  The  difference  in performance  between an ETF and the index it seeks to track can be due to, among
other  factors,  the  expenses  that   the  ETF  pays,  regulatory  constraints,
investment strategies, or techniques undertaken by the  ETF,  and  changes to an underlying index. There also may be a lack of correlation between the securities in an index and those actually held by an ETF. Moreover,  the market price of an
ETF may be different from the NAV of such ETF  (I.E.,  the ETF may  trade  at  a discount  or  premium  to its  NAV).  The performance  of a fund that invests in such  an  ETF  could be adversely  impacted. In addition,  although the ETFs are generally  listed on  securities  exchanges, there can be no assurances  that an active  trading  market for  such  ETFs  will  be maintained.  Secondary  market trading  in the  ETFs  also  may  be  halted  by a national  securities exchange because of market conditions or  for other  reasons. There can be no  assurances that  the  requirement  necessary  to  maintain  the  listing  of  the ETFs will continue to be met or will remain unchanged.  The price of an ETF is determined by supply and demand.

MORTGAGE-BACKED SECURITIES (MBSs)

The Fund may invest in MBSs.  MBSs include,  but are not limited to,  securities issued by the Government National Mortgage Association (Ginnie Mae), Fannie Mae,
and  Freddie Mac. These  securities represent  ownership  in  a pool of mortgage loans. They differ from conventional bonds in that principal is paid back to the investor  as  payments  are  made  on  the  underlying  mortgages  in the  pool.
Accordingly,  the  Fund  receives  monthly scheduled  payments  of principal and interest  along  with  any  unscheduled  principal prepayments on the underlying
mortgages.   Because these scheduled and unscheduled  principal payments must be reinvested at  prevailing  interest  rates,  mortgage-backed  securities  do not provide  an  effective  means  of  locking  in long-term  interest rates for the investor.  Like other fixed income securities, when  interest  rates  rise,  the value  of  an MBS  with prepayment features will generally decline. In addition, when  interest  rates  are declining, the value of MBSs with prepayment features may not  increase as much as other fixed income securities. The weighted average life of such  securities is likely to be  substantially  shorter than the stated
final  maturity as  a  result of scheduled  principal  payments  and unscheduled principal prepayments.

The  Fund  may  also  invest  in   MBSs   that   include collateralized mortgage
obligations (CMOs), stripped  mortgage-backed  securities (SBMSs), and  mortgage dollar rolls.

CMOs are  obligations  fully  collateralized  by a  portfolio  of  mortgages  or mortgage-related  securities.  CMOs are  divided  into  pieces  (tranches)  with varying maturities.  The cash flow from the underlying  mortgages is used to pay off each tranche  separately.  CMOs are designed to provide  investors with more predictable  maturities than regular mortgage securities but such maturities can be  difficult  to  predict  because  of the  effect of  prepayments.  Failure to accurately  predict  prepayments  can adversely  affect a Fund's return on these investments. CMOs may also be less marketable than other securities.

SMBSs are derivative  multi-class  mortgage  securities.  SMBSs may be issued by agencies or instrumentalities of the U.S. government,  or by private originators of, or investors in, mortgage loans,  including  savings and loan  associations, mortgage banks, commercial banks, investment banks, and special purpose entities of the  foregoing.  SMBSs are usually  structured  with two classes that receive different  proportions of the interest and principal  distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the  principal  from the mortgage  assets,  while the other class will receive most of the interest and the remainder of the  principal.  In the most extreme case,  one class will receive all of the interest (the interest only "IO" class),  while the other class will receive all of the principal  (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive  to the rate of  principal  payments  (including  prepayments)  on the related  underlying  mortgage assets, and a rapid rate of principal payments may have a  material  adverse  effect on the  Fund's  yield to  maturity  from these
securities.   If  the  underlying   mortgage  assets  experience   greater  than
anticipated prepayments of principal, the Fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the
highest   rating   categories.   Although   SMBSs  are  purchased  and  sold  by
institutional  investors  through  several  investment  banking  firms acting as brokers or dealers,  established  trading  markets for these types of securities are not as developed and, accordingly, these securities may be deemed "illiquid"
and subject to the Fund's limitations on investment in illiquid securities.

                                       11

In mortgage dollar roll transactions, the  Fund sells MBSs for  delivery  in the current  month and  simultaneously contracts  to purchase substantially  similar securities  on a specified  future date.  While the Fund would forego  principal and  interest paid  on  the  MBSs  during  the  roll  period,  the Fund would be compensated  by  the  difference between the current  sales  price and the lower price for the future  purchase as well as by any interest earned on the proceeds of the initial sale. At the time the Fund enters into a mortgage dollar roll, it designates  on  its  books  and  records cash or liquid securities to secure its obligation  for  the  forward  commitment  to  buy  MBSs.  Mortgage  dollar roll transactions  may  be  considered  a  borrowing by the Fund. The mortgage dollar rolls  entered  into  by  th Fund may be used as arbitrage transactions in which the  Fund  will  maintain  an  offsetting  position  in  investment  grade  debt obligations  or repurchase  agreements  that mature on or before the  settlement date  on  the  related  mortgage  dollar roll. Because  the  Fund  will  receive interest  on  the  securities  or  repurchase agreements in which it invests the transaction  proceeds, such transactions may involve leverage.

In addition, the Fund may also invest in commercial  mortgage-backed  securities
(CMBSs) and interest only commercial mortgage-backed securities (CMBS IOs).

CMBSs  include  securities  that  reflect an  interest  in, and are  secured by, mortgage  loans on commercial  real  property,  such as industrial and warehouse properties,  office  buildings,  retail  space and shopping  malls,  apartments, hotels and motels,  nursing homes,  hospitals and senior living centers. Many of the risks of  investing in  commercial  mortgage-backed  securities  reflect the risks of investing in the real estate  securing the underlying  mortgage  loans.
These risks reflect the effects of local and other  economic  conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants.  In addition,  commercial  properties, particularly  industrial and warehouse properties,  are subject to environmental risks  and the  burdens  and costs of  compliance  with  environmental  laws and regulations.  CMBSs may be less liquid and exhibit greater price volatility than other  types of  mortgage-backed  securities.

CMBS IOs are similar to the SMBSs described  above,  but are contrasted by being backed by loans that have various forms of prepayment protection,  which include lock-out provisions,  yield maintenance  provisions,  and prepayment  penalties.
Therefore,  they generally have less  prepayment  risk than SMBSs,  and are also less  sensitive to interest rate changes.  CMBS IOs are subject to  recessionary default-related prepayments that may have a negative impact on yield.

ZERO COUPON BONDS

The Fund may invest in zero coupon bonds.  A zero coupon bond is a security that is sold at a deep  discount  from its face value  ("original  issue  discount"), makes no  periodic  interest  payments,  and is  redeemed  at face value when it matures.  The lump sum payment at maturity increases the price volatility of the zero  coupon  bond to changes in  interest  rates when  compared  to a bond that distributes a semiannual  coupon payment.  In calculating  its income,  the Fund accrues the daily amortization of the original issue discount.

DERIVATIVES

The Fund may buy and sell certain types of derivatives, such as options, futures contracts,  options on futures  contracts,  and swaps (each as described  below)
under circumstances in which such instruments are expected by the Manager to aid in  achieving  the  Fund's  investment  objective.  The Fund  may also  purchase instruments  with  characteristics  of both futures and securities  (E.G.,  debt instruments with interest and principal payments  determined by reference to the value of a  commodity  or a currency  at a future  time) and  which,  therefore, possess the risks of both futures and securities investments.

Derivatives,  such as options, futures contracts,  options on futures contracts, and  swaps  enable  the Fund to take both  "short"  positions  (positions  which anticipate  a decline in the market  value of a  particular  asset or index) and
"long" positions  (positions which anticipate an increase in the market value of a particular  asset or index).  The Fund may also use  strategies  which involve simultaneous short and long positions in response to specific market conditions, such as where the Manager anticipates unusually high or low market volatility.

The Manager may enter into derivative  positions for the Fund for either hedging or  non-hedging  purposes.  The term hedging is applied to defensive  strategies designed to protect the Fund from an expected  decline in the market value of an asset or group of assets that the Fund owns (in the case of a short hedge) or to protect the Fund from an expected  rise in the market value of an asset or group of assets  which it  intends  to acquire in the future (in the case of a long or
"anticipatory"  hedge).  Non-hedging  strategies include strategies  designed to produce incremental income (such as the option  writing strategy described

                                       12

below)  or  "speculative"  strategies, which are undertaken to equitize the cash or  cash  equivalent  portion  of the Fund's  portfolio or to profit from (i) an expected  decline  in the market value of an asset or group of assets  which the
Fund  does not own or (ii) expected  increases  in the market  value of an asset which  it  does  not  plan  to  acquire.  Information  about  specific  types of instruments is provided below.

FUTURES CONTRACTS

The Fund may use futures contracts to implement its investment strategy. Futures contracts  are publicly  traded  contracts to buy or sell an  underlying  asset, security,  or group of assets, such as a currency,  interest rate or an index of securities, at a future time at a specified price. A contract to buy establishes a long position while a contract to sell establishes a short position.

The  purchase  of a futures  contract  on a security  or an index of  securities normally enables a buyer to participate in the market movement of the underlying asset or index after paying a transaction charge and posting margin in an amount equal to a small  percentage of the value of the underlying  asset or index. The
Fund will  initially  be required to deposit  with the Trust's  custodian or the futures  commission  merchant  effecting  the futures  transaction  an amount of
"initial margin" in cash or securities, as permitted under applicable regulatory policies.

Initial  margin in futures  transactions  is different from margin in securities transactions  in that the former does not involve the  borrowing of funds by the customer  to finance  the  transaction.  Rather,  the  initial  margin is like a performance  bond or good faith  deposit on the  contract.  Subsequent  payments
(called  "maintenance or variation  margin") to and from the broker will be made on a daily basis as the price of the underlying asset  fluctuates.  This process is known as  "marking to market."  For  example,  when the Fund has taken a long position in a futures  contract and the value of the underlying asset has risen, that  position  will have  increased in value and the Fund will receive from the broker  a  maintenance  margin  payment  equal to the  increase  in value of the underlying  asset.  Conversely,  when the Fund has  taken a long  position  in a futures  contract and the value of the underlying  instrument has declined,  the position  would be less  valuable,  and the Fund  would  be  required  to make a maintenance margin payment to the broker.

At any time prior to expiration of the futures  contract,  the Fund may elect to close the position by taking an opposite position that will terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made,  additional  cash is  required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. While futures  contracts with respect to securities do provide for the delivery and acceptance of such  securities,  such delivery and acceptance are seldom made.

COVER

Transactions using certain derivative instruments, other than purchased options, expose the Fund to an obligation to another party.  The Fund will not enter into any such  transactions  unless  it owns  either  (1) an  offsetting  ("covered")
position in  securities,  currencies  or other  options,  futures  contracts  or forward contracts,  or (2) cash or liquid assets with a value,  marked-to-market daily,  sufficient to cover its potential  obligations to the extent not covered as provided in (1) above.  The Fund will  comply with SEC  guidelines  regarding cover for these  instruments  and will, if the guidelines so require,  designate cash or liquid securities in the prescribed  amount as determined daily.

Assets used as cover or held in an account  cannot be sold while the position in the corresponding  derivative  instrument is open, unless they are replaced with other appropriate  assets. As a result, the commitment of a large portion of the
Fund's  assets to cover in accounts  could impede  portfolio  management  or the
Fund's ability to meet redemption requests or other current obligations.

OPTIONS ON SECURITIES AND SECURITIES INDEXES

The Fund may purchase and sell options on securities  or  securities  indexes to implement its investment strategy.  There are two basic types of options: "puts"
and  "calls."  Each type of option can be used to  establish  either a long or a short  position,  depending  upon whether a Fund is the purchaser or a writer of the option. A call option on a security, for example, gives the purchaser of the option the right to buy, and the writer the  obligation to sell,  the underlying asset at the exercise price during

                                       13

the option  period.  Conversely,  a put option on a security gives the purchaser the right to sell, and the writer the obligation to buy, the underlying asset at the exercise price during the option period.

Purchased  options have limited risk equal to the amount of the premium paid for the option.  Such options afford the opportunity for gain  corresponding  to the increase or decrease in the value of the optioned asset. In general, a purchased put  increases  in value as the  value of the  underlying  security  falls and a purchased call increases in value as the value of the underlying security rises.

The principal  reason to write options is to generate  extra income (the premium paid by the buyer).  Written  options have varying degrees of risk. An uncovered written call option theoretically carries unlimited risk, as the market price of the  underlying  asset  could  rise far  above the  exercise  price  before  its expiration. This risk is tempered when the call option is covered, that is, when the option writer owns the underlying  asset.  In this case, the writer runs the risk of the lost  opportunity to participate in the appreciation in value of the asset  rather than the risk of an  out-of-pocket  loss. A written put option has defined risk, that is, the difference  between the agreed-upon price that a Fund must pay to the buyer upon  exercise  of the put and the value,  which  could be zero, of the asset at the time of exercise.

The obligation of the writer of an option  continues  until the writer effects a closing  purchase  transaction,  the  option  expires,  or until  the  option is exercised.  To secure its obligation to deliver the underlying asset in the case of a call  option,  or to pay  for the  underlying  asset  in the  case of a put option,  a covered  writer is  required  to  deposit  in escrow  the  underlying security or other assets in accordance with the rules of the applicable clearing corporation and exchanges.

Among the options that the Fund may purchase or sell are options on a securities index.  In general,  options on an index of securities are similar to options on the securities themselves except that delivery  requirements are different.  For example,  a put  option on an index of  securities  does not give the holder the right to make actual  delivery of a basket of  securities  but instead gives the holder the right to receive an amount of cash upon exercise of the option if the value of the underlying index has fallen below the exercise price. The amount of cash received will be equal to the  difference  between the closing price of the index  and the  exercise  price  of the  option  expressed  in  dollars  times a specified multiple. As with options on equity securities,  or futures contracts, the Fund may  offset  its  position  in index  options  prior to  expiration  by entering  into a closing  transaction  on an  exchange  or it may let the option expire unexercised.

A securities  index assigns  relative  values to the securities  included in the index and the index  options are based on a broad market  index.  In  connection with the use of such  options,  the Fund may cover its  position by  identifying assets having a value equal to the aggregate  face value of the option  position taken.

OPTIONS ON FUTURES CONTRACTS

The Fund may invest in options on futures  contracts to implement its investment strategy.  An option on a futures  contract  gives the purchaser  the right,  in return for the premium paid, to assume a position in a futures  contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option.

LIMITATIONS AND RISKS OF OPTIONS AND FUTURES ACTIVITY

As noted above, the Fund may engage in both hedging and non-hedging  strategies.
Although  effective  hedging can  generally  capture the bulk of a desired  risk adjustment,  no hedge is  completely  effective.  The  Fund's  ability  to hedge effectively through transactions in futures and options depends on the degree to which price  movements in the hedged asset correlate with price movements of the futures and options.

Non-hedging strategies typically involve special risks. The profitability of the
Fund's  non-hedging  strategies  will  depend on the  ability of the  Manager to analyze both the applicable derivatives market and the market for the underlying asset or group of  assets.  Derivatives  markets  are often more  volatile  than corresponding  securities  markets and a relatively small change in the price of the  underlying  asset or group of assets can have a  magnified  effect upon the price of a related derivative instrument.

                                       14

Derivatives  markets  also  are  often  less  liquid  than  the  market  for the underlying  asset or group of assets.  Some positions in futures and options may be closed out only on an exchange that provides a secondary market. There can be no  assurance  that a liquid  secondary  market  will  exist for any  particular futures contract or option at any specific time. Thus, it may not be possible to close such an option or futures  position  prior to maturity.  The  inability to close  options  and  futures  positions  also could have an adverse  impact on a
Fund's ability to effectively carry out its derivative  strategies and might, in some  cases,  require  the  Fund  to  deposit  cash to  meet  applicable  margin requirements.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures  contract or an option on a futures  contract can vary from the previous day's settlement  price;  once that limit is reached, no trades may be made that day at a price  beyond the limit.  Daily price limits do not limit  potential  losses because prices could move to the daily limit for
several  consecutive  days  with  little  or  no  trading,   thereby  preventing
liquidation of unfavorable positions.

If the Fund  were  unable to  liquidate  a  futures  contract  or an option on a futures  position  due  to the  absence  of a  liquid  secondary  market  or the imposition of price limits,  it could incur substantial  losses.  The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options,  the Fund would continue to be required to make daily  variation  margin  payments and might be required to maintain the position  being hedged by the future or option or to maintain cash or securities in a  segregated  account.

Management  of the Trust has claimed an exclusion on behalf of the Trust and the
Funds from the  definition  of  "commodity  pool  operator"  under the Commodity
Exchange Act and, therefore, the Trust and Funds are not subject to registration or regulation as commodity pool operators under that Act.

SWAP ARRANGEMENTS

The Fund may enter into various forms of swap arrangements  with  counterparties with respect to interest rates, currency rates or indices, including purchase of caps,  floors and collars as described  below. In an interest rate swap the Fund could  agree for a  specified  period  to pay a bank or  investment  banker  the floating rate of interest on a so-called  notional  principal  amount (I.E.,  an assumed  figure  selected  by the parties  for this  purpose)  in  exchange  for agreement  by the bank or  investment  banker  to pay the  Fund a fixed  rate of interest on the notional  principal  amount.  In a currency  swap the Fund would agree  with the  other  party  to  exchange  cash  flows  based on the  relative differences in values of a notional  amount of two (or more)  currencies;  in an index swap,  the Fund would agree to  exchange  cash flows on a notional  amount based on changes in the values of the  selected  indices.  The purchase of a cap entitles the purchaser to receive  payments from the seller on a notional amount to the extent that the selected  index  exceeds an agreed upon  interest rate or amount  whereas the purchase of a floor  entitles the  purchaser to receive such payments to the extent the  selected  index falls below an agreed upon  interest rate or amount. A collar combines buying a cap and selling a floor.

The Fund may enter into credit protection swap  arrangements  involving the sale by the Fund of a put option on a debt security which is exercisable by the buyer upon  certain  events,  such as a  default  by the  referenced  creditor  on the underlying debt or a bankruptcy event of the creditor.

Most swaps entered into by the Fund will be on a net basis.  For example,  in an interest  rate swap,  amounts  generated  by  application  of the fixed rate and floating rate to the notional  principal  amount would first offset one another, with the Fund either receiving or paying the difference between such amounts. In order to be in a position to meet any obligations resulting from swaps, the Fund will set up a  segregated  custodial  account to hold liquid  assets,  including cash. For swaps entered into on a net basis,  assets will be segregated having a
NAV equal to any  excess of the  Fund's  accrued  obligations  over the  accrued obligations of the other party; for swaps on other than a net basis, assets will be  segregated  having  a  value  equal  to  the  total  amount  of  the  Fund's obligations. Collateral is treated as illiquid.

These arrangements will be made primarily for hedging purposes,  to preserve the return on an investment or on a portion of the Fund's  portfolio.  However,  the
Fund may, as noted above,  enter into such  arrangements  for income purposes to the extent permitted by applicable law. In entering into a swap arrangement, the
Fund is dependent upon the  creditworthiness and good faith of the counterparty.
The Fund will attempt to reduce the risk of  nonperformance  by the counterparty by dealing only with  established,  reputable  institutions.  The swap market is still  relatively  new and emerging;  positions in swap  contracts are generally illiquid and are not readily  transferable to another  counterparty.  The use of interest rate swaps is a highly specialized

                                       15

activity that involves  investment  techniques  and risks  different  from those associated with ordinary portfolio  securities  transactions.  If the Manager is incorrect in its forecasts of market values, interest rates and other applicable factors,  the investment  performance  of the Fund would diminish  compared with what it would have been if these investment  techniques were not used. Moreover, even if the Manager is correct in its  forecasts,  there is a risk that the swap position  may  correlate  imperfectly  with the price of the asset or  liability being hedged.

The Fund may enter into credit  default  swap  contracts  (CDSs) for  investment purposes. If the Fund is a seller of a CDS contract,  the Fund would be required to pay the par (or other  agreed-upon)  value of a referenced debt obligation to the  counterparty in the event of a default by a third party,  such as a U.S. or foreign  corporate  issuer,  on the debt obligation.  In return,  the Fund would receive from the counterparty a periodic stream of payments over the term of the contract  provided that no event of default has occurred.  If no default occurs, the  Fund  would  keep  the  stream  of  payments  and  would  have  no  payment obligations.  As the seller, the Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also  purchase CDS  contracts in order to hedge against the risk of default of debt  securities it holds,  in which case the Fund would  function as the counterparty referenced above. This would involve the risk that the swap may expire  worthless  and  would  only  generate  income  in the event of an actual default  by the  issuer of the  underlying  obligation  (as  opposed to a credit downgrade or other indication of financial  instability).  It would also involve credit risk; the seller may fail to satisfy its payment  obligations to the Fund in the event of a default.

ASSET-BACKED SECURITIES (ABSs)

The Fund may invest in ABSs.  ABS represent a  participation  in, or are secured by and payable  from, a stream of payments generated by particular assets,  such as credit card, motor vehicle, or trade receivables. They  may  be  pass-through
certificates,   which  have  characteristics  very  similar  to  mortgage-backed securities, discussed above.

With respect to the Fund, such  pass-through  certificates may include equipment trust  certificates (ETC) secured by specific  equipment,  such as airplanes and railroad cars. ETC securities may also be enhanced by letters of credit.  An ABS may also be in the form of asset-backed  commercial paper,  which is issued by a special purpose entity,  organized  solely to issue the commercial  paper and to purchase interests in the assets. The credit quality of these securities depends primarily  upon the  quality  of the  underlying  assets and the level of credit support and enhancement provided.

On  occasion,  the pool of assets may also include a swap  obligation,  which is used to change the cash flows on the underlying  assets.  As an example,  a swap may be used to allow  floating  rate  assets  to back a  fixed-rate  obligation.
Credit quality depends  primarily on the quality of the underlying  assets,  the level of credit support,  if any,  provided by the structure or by a third-party insurance wrap, and the credit quality of the swap counterparty, if any.

The  weighted  average  life of such  securities  is likely to be  substantially shorter  than their stated  final  maturity as a result of  scheduled  principal payments and unscheduled principal prepayments.

LOAN INTERESTS AND DIRECT DEBT INSTRUMENTS

The Fund may invest in loan  interests  and direct debt  instruments,  which are interests  in amounts owed by a corporate,  governmental,  or other  borrower to lenders or lending syndicates (in the case of loans and loan participations), to suppliers  of  goods  or  services  (in  the  case  of  trade  claims  or  other receivables),  or to other parties.  These investments involve a risk of loss in case of the default, insolvency, or bankruptcy of the borrower.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the  creditworthiness  of the borrower for payment of interest and  repayment of principal.  If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely  affected.
Loans that are fully secured  provide more  protections  than unsecured loans in the event of failure to make scheduled interest or principal payments.  However, there is no assurance  that the  liquidation  of collateral  from a secured loan would  satisfy  the  borrower's  obligation,  or that  the  collateral  could be liquidated.  Indebtedness of borrowers whose  creditworthiness  is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or  restructuring  may never pay off their  indebtedness,  or may pay only a small  fraction of the amount owed.  Direct  indebtedness  of  developing countries also involves a risk that the  governmental  entities  responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

                                       16

Investments  in loans through  direct  assignment  of a financial  institution's interests with respect to a loan may involve  additional  risks,  such as a loan foreclosure,  and costs and liabilities  associated with owning and disposing of the  collateral.  In  addition,  it is possible  that a purchaser  could be held liable  as a  co-lender.  Direct  debt  instruments  may also  involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial  institution that acts as agent for all  holders.  The  agent  administers  the  terms of the loan,  as specified  in the loan  agreement.  Unless the  purchaser  has  direct  recourse against  the  borrower,  the  purchaser  may have to rely on the  agent to apply appropriate  credit  remedies  against a borrower under the terms of the loan or other  indebtedness.  If assets held by the agent for the benefit of a purchaser were  determined to be subject to the claims of the agent's  general  creditors, the purchaser  might incur certain costs and delays in realizing  payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness may include letters of credit,  revolving credit facilities, or  other  standby  financing  commitments  that  obligate  purchasers  to  make additional  cash payments on demand.  These  commitments  may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not  otherwise  have done so, even if the  borrower's  condition  makes it unlikely that the amount will ever be repaid.

For purposes of Fund investment  limitations,  the Fund generally will treat the borrower as the "issuer" of  indebtedness  held by the Fund. In the case of loan participations  where a bank or other  lending  institution  serves as financial intermediary  between a fund and the  borrower,  if the  participation  does not shift to the Fund the direct debtor-creditor relationship with the borrower, SEC interpretations  require  the Fund,  in some  circumstances,  to treat  both the lending bank or other  lending  institution  and the  borrower as "issuers"  for purposes of the fund's investment policies. Treating a financial intermediary as an  issuer  of  indebtedness  may  restrict  the  Fund's  ability  to  invest in indebtedness  related  to  a  single  financial  intermediary,  or  a  group  of intermediaries  engaged in the same industry,  even if the underlying  borrowers represent many different companies and industries.

EQUITY-LINKED STRUCTURED NOTES

Equity-linked  structured notes are derivative  securities that are specifically designed to combine the characteristics of one or more underlying securities and their  equity  derivatives  in a single note form.  The return  and/or  yield or income  component  may be  based on the  performance  of the  underlying  equity securities,  an equity index, and/or option positions.  Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered  form. An investment in equity-linked  notes creates  exposure to the credit risk of the issuing  financial  institution,  as well as to the market risk of the underlying securities.  There is no guaranteed return of principal  with these  securities  and the  appreciation  potential of these  securities may be limited by a maximum  payment or call right. In certain cases,  equity-linked  notes  may be more  volatile  and less  liquid  than less complex  securities or other types of fixed-income  securities.  Such securities may exhibit  price  behavior  that does not  correlate  with other  fixed-income securities.

EXCHANGE-TRADED NOTES ETNs)

ETNs are a type of  unsecured,  unsubordinated  debt security. This type of debt
security differs from other types of bonds and notes because  ETN   returns  are
based upon the  performance  of a market index minus applicable  fees, no period coupon  payments are  distributed,  and  no principal  protections  exists.  The purpose of ETNs is to create a type of  security  that combines both the aspects of bonds and exchange  traded funds (ETF).  Similar to ETFs,  ETNs are traded on
a major exchange (I.E. NYSE) during normal  trading hours.  However,   investors
also can hold the debt security until  maturity.  At that time,  the issuer will give the investor a cash amount that would be equal to principal amount (subject to  the  day's  index  factor). One  factor that  affects the ETN's value is the credit rating of the issuer.  Therefore, the  value of the ETN may drop  despite
no change in the underlying index,  instead   due to a downgrade in the issuer's
 credit rating.

GLOBAL TACTICAL ASSET ALLOCATION (GTAA) STRATEGY

In an attempt to enhance the Fund's return, the Fund may employ a GTAA strategy, which is a total return strategy designed to add value by benefiting from short-
and medium-term  mispricing  within global equity,  bond, and currency  markets.
This  strategy will be  accomplished  by investing the Fund's assets in hedge or other funds that invest in short-term money market

                                       17

instruments,  long  and  short  positions  in  global  equity  and  fixed-income exchange-traded  futures,  currency forwards,  and other derivative  instruments such as swaps.

The GTAA  strategy  seeks to enhance the Fund's  return by  shifting  investment weightings  among global  equity,  bond,  and  currency  markets in an effort to capture short- and  medium-term  market moves.  The end result is a portfolio of equity,  bond, and currency  positions intended to generate returns for the Fund that exceed  those that could be achieved  without the GTAA  strategy,  although there can be no guarantee  that such result will be  achieved.  Because the GTAA strategy  focuses on short- and medium-term  market moves,  the strategy in this portfolio is expected to change frequently.

The GTAA  strategy  invests in options and futures based on any type of security or index,  including  options  and  futures  traded on foreign  exchanges.  Some options and futures  strategies,  including  selling  futures,  buying puts, and writing calls,  hedge the  strategy's  investments  against price  fluctuations.
Other strategies, including buying futures, writing puts, and buying calls, tend to increase and will broaden the strategy's market exposure. Options and futures may be combined with each other, or with forward  contracts,  in order to adjust the risk and return characteristics of an overall strategy.

A GTAA strategy also may contain forward currency exchange contracts (agreements to exchange one currency for another at a future date), may buy and sell options
and  futures  contracts  relating  to  foreign  currencies,   and  may  purchase
securities indexed to foreign currencies.  Currency management  strategies allow this portion of the portfolio to shift investment  exposure from one currency to another or to  attempt to profit  from  anticipated  declines  in the value of a foreign currency  relative to the U.S. dollar.  Successful  implementation  of a
GTAA  strategy  depends on the judgment of the GTAA  strategy  manager as to the potential risks and rewards of implementing the different types of strategies.

                             INVESTMENT RESTRICTIONS

The  following  investment  restrictions  have been adopted by the Trust for the
Fund.  These  restrictions  may not be changed in any  material way for the Fund without  approval  by the  lesser  of (1) 67% or more of the  voting  securities present  at a  meeting  of the Fund if more than 50% of the  outstanding  voting securities of the Fund are present or  represented by proxy or (2) more than 50%
of the Fund's outstanding voting securities.  The investment restrictions of one
Fund may thus be changed without affecting those of any other Fund.

The Fund:

   (1)   may not borrow money,  except to the extent  permitted by the 1940 Act, the rules  and  regulations  thereunder  and any  applicable  exemptive relief.

   (2)   may not purchase the  securities of any issuer  (other than  securities issued or guaranteed  by the U.S.  government or any of its agencies or instrumentalities)  if, as a result,  more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

   (3)   may not issue senior  securities,  except as  permitted  under the 1940
         Act.

   (4)   may not underwrite  securities of other  issuers,  except to the extent that  it  may  be  deemed  to act  as a  statutory  underwriter  in the distribution  of any  restricted  securities or not readily  marketable securities.

   (5)   may make  loans  only as  permitted  under the 1940 Act,  the rules and regulations thereunder and any applicable exemptive relief.

   (6)   may not  purchase or sell  commodities  or commodity  contracts  unless acquired as a result of ownership of  securities  or other  instruments issued by persons  that  purchase or sell  commodities  or  commodities contracts; but this shall not prevent the Fund from purchasing, selling and  entering  into  financial  futures  contracts  (including  futures contracts on indices of  securities,  interest  rates and  currencies), options on financial futures contracts  (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

   (7)   may not  purchase  or sell real estate  unless  acquired as a result of ownership of securities or other instruments, except that each Fund may invest in  securities  or other  instruments  backed by real  estate or securities of companies  that deal in real estate or are engaged in the real estate business.

                                       18

With respect to the Fund's concentration policies as described, the Manager uses various recognized industry classification  services including,  but not limited to  industry classifications  established by Standard & Poor's (S&P),  Bloomberg
L.P., and Frank Russell  Company, with certain  modifications.  The Manager also may include additional industries as  separate  classifications, to  the  extent applicable.  Because the Manager has determined that certain  categories within,
or  in  addition  to,  those  set  forth  by the S&P  have   unique   investment
characteristics,   additional   industries   may   be   included   as   industry
classifications.  The Manager classifies municipal  obligations by projects with similar characteristics, such as toll road revenue bonds, housing revenue bonds, or higher  education  revenue bonds.  In addition,  the Fund may not concentrate investments  in any one industry,  although it may invest up to 25% of the value of its total assets in one industry.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Manager,  subject to the general  control of the Trust's  Board of Trustees, places all orders for the  purchase  and sale of Fund  securities.  In executing portfolio  transactions  and  selecting  brokers and dealers,  it is the Trust's policy to seek the best overall terms available. The Manager shall consider such factors  as it deems  relevant,  including  the  breadth  of the  market  in the security,  the financial  condition  and  execution  capability of the broker or dealer,  and the  reasonableness  of the  commission,  if any,  for the specific transaction  or on a  continuing  basis.  Securities  purchased  or  sold in the over-the-counter market will be executed through principal market makers, except when,  in the opinion of the Manager,  better prices and execution are available elsewhere.  In addition,  the Manager may effect  certain  "riskless  principal"
transactions  through  certain dealers in  over-the-counter  markets under which mark-ups or  mark-downs  (which in this context may be deemed the  equivalent of commissions) are paid on such transactions.

The Fund will have no obligation to deal with any particular  broker or group of brokers in the execution of portfolio transactions.  The Fund contemplates that,
consistent   with  obtaining  the  best  overall  terms   available,   brokerage
transactions  may be effected  through USAA  Brokerage  Services,  an affiliated discount  brokerage  service of the Manager.  The Trust's  Board of Trustees has adopted  procedures in conformity with the  requirements of Rule 17e-1 under the
1940  Act  designed  to  ensure  that  all  brokerage  commissions  paid to USAA
Brokerage Services or any broker affiliated directly or indirectly with the Fund or the Manager  are  reasonable  and fair.  The  Trust's  Board of Trustees  has authorized  the Manager for the Fund to effect  portfolio  transactions  for the
Fund on any  exchange of which the  Manager (or any entity or person  associated with the Manager) is a member and to retain compensation in connection with such transactions.  Any such transactions  will be effected and related  compensation paid only in accordance with applicable SEC regulations.

The Trust's Board of Trustees has approved  procedures  in  conformity  with the requirements  of Rule 10f-3  under the 1940 Act  whereby  the Fund may  purchase securities  that are  offered  in  underwritings  in which an  affiliate  of the
Manager  participates.  These  procedures  prohibit  the Fund from  directly  or indirectly  benefiting  an  affiliate  of the  Manager in  connection  with such underwritings.  In addition, for underwritings where the Manager participates as a principal underwriter,  certain restrictions may apply that could, among other things,  limit the  amount of  securities  that the Fund could  purchase  in the underwritings.

In the  allocation  of brokerage  business used to purchase  securities  for the
Fund,  preference may be given to those  broker-dealers who provide research and brokerage  services to the Manager as long as there is no sacrifice in obtaining the  best  overall  terms  available.  Payment  for  such  services  may also be generated  through fixed price public  offering  underwriting  concessions  from purchases of new issue  fixed-income  securities.  Such  research and  brokerage services may include,  for example:  advice  concerning the value of securities;
the advisability of investing in,  purchasing,  or selling  securities,  and the availability of securities or the purchasers or sellers of securities;  analyses and reports concerning  issuers,  industries,  securities,  economic factors and trends,  portfolio strategy,  and performance of accounts; and various functions
incidental  to  effecting  securities   transactions,   such  as  clearance  and
settlement. These research services may also include access to research on third party  databases,  such as historical data on companies,  financial  statements, earnings  history and estimates,  and corporate  releases;  real-time quotes and financial  news;  research  on specific  fixed  income  securities;  research on international  market news and securities;  and rating services on companies and industries.  Thus, the Manager may be able to supplement its own information and to  consider  the views  and  information  of other  research  organizations  in arriving at its investment decisions.  If such information is received and it is in fact useful to the Manager, it may tend to reduce the Manager's costs.

                                       19

In return for such services,  the Fund may pay to a broker a "higher commission"
(as  such  term may be  interpreted  by the SEC)  than may be  charged  by other brokers, provided that the Manager determines in good faith that such commission is reasonable  in relation to the value of the  brokerage and research  services provided by such broker,  viewed in terms of either that particular  transaction or of the  overall  responsibility  of the  Manager  to the Fund  and its  other clients.  The receipt of research from broker-dealers that execute  transactions on behalf of the Trust may be  useful to the  Manager  in  rendering  investment management services to other clients (including affiliates of the Manager);  and
conversely,   such  research  provided  by  broker-dealers   who  have  executed
transaction  orders on behalf of other  clients  may be useful to the Manager in carrying out its  obligations to the Trust.  While such research is available to and may be used by the Manager in providing investment advice to all its clients
(including  affiliates of the Manager),  not all of such research may be used by the Manager for the benefit of the Trust.  Such research and services will be in addition to and not in lieu of research  and  services  provided by the Manager, and the expenses of the Manager will not  necessarily  be reduced by the receipt of such supplemental research. See THE TRUST'S MANAGER.

The Manager continuously reviews the performance of the broker-dealers with whom it places orders for  transactions.  A periodic  evaluation is made of brokerage transaction  costs and services.  In evaluating  the  performance of brokers and dealers,  the Manager considers whether the broker-dealer has generally provided the Manager with the best overall terms available,  which includes obtaining the best available price and most favorable execution.

To the extent  permitted by applicable law, and in all instances  subject to the
Fund's  policies  regarding best execution,  the Manager may allocate  brokerage transactions  to  broker-dealers  that have  entered into  commission  recapture arrangements in which the  broker-dealer  allocates a portion of the commissions paid by the Fund toward the reduction of that Fund's expenses.

Securities of the same issuer may be  purchased,  held, or sold at the same time by the Trust for the Fund or other  accounts or companies  for which the Manager acts  as the  investment  adviser  (including  affiliates  of the  Manager).  On occasions when the Manager deems the purchase or sale of a security to be in the best interest of the Trust, as well as the Manager,  the Manager,  to the extent permitted by applicable laws and  regulations,  may aggregate such securities to be sold or purchased  for the Trust with those to be sold or purchased for other customers in order to obtain best execution and lower brokerage commissions,  if any. In such event,  allocation of the  securities so purchased or sold, as well as the expenses incurred in the transaction,  will be made by the Manager in the manner it considers  to be most  equitable  and  consistent  with its  fiduciary obligations to all such customers,  including the Trust. In some instances, this procedure  may  affect  the price and size of the  position  obtainable  for the
Trust.

The Trust pays no brokerage commissions as such for debt securities.  The market for such securities is typically a "dealer" market in which  investment  dealers buy and sell the securities  for their own accounts,  rather than for customers, and the price may reflect a dealer's  mark-up or  mark-down.  In addition,  some securities may be purchased directly from issuers.

The Manager may direct a portion of the Fund's brokerage transactions to certain broker-dealers  that provided the Manager with research,  analysis,  advice, and similar services.

PORTFOLIO TURNOVER RATES

The rate of  portfolio  turnover of the Fund will not be a limiting  factor when the Manager deems  changes in the Fund's  portfolio  appropriate  in view of its investment  objective(s).  Ordinarily,  the  Fund  will  not  purchase  or  sell securities solely to achieve short-term  trading profits,  although the Fund may sell  portfolio  securities  without  regard  to the  length  of  time  held  if consistent with the Fund's investment objective(s).

The  portfolio  turnover  rate is  computed  by  dividing  the dollar  amount of securities  purchased  or sold  (whichever  is smaller) by the average  value of securities  owned  during  the year.  Short-term  investments  such as,  but not limited to, commercial paper and short-term U.S.  government  securities are not considered when computing the turnover rate.

                     FUND HISTORY AND DESCRIPTION OF SHARES

The  Trust,  formerly  known  as  USAA  State  Tax-Free  Trust,  is an  open-end management investment company established as a statutory trust under the laws of the state of Delaware  pursuant to a Master Trust Agreement dated June 21, 1993, as amended.

                                       20

The Trust is  authorized  to issue  shares of  beneficial  interest  in separate portfolios.  Forty-six such  portfolios have been  established,  one of which is described in this SAI. Under the Master Trust  Agreement,  the Board of Trustees
is  authorized to create new  portfolios  in addition to those already  existing without shareholder approval.

The Fund is a  series  of the  Trust  and is  nondiversified.  The  Trust  began offering shares of the Fund in February 2010.  The Fund's assets and all income, earnings,  profits,  and  proceeds  thereof,  subject  only  to  the  rights  of
creditors,   are  specifically  allocated  to  the  Fund.  They  constitute  the underlying  assets of the Fund,  are required to be  segregated  on the books of account,  and are to be  charged  with the  expenses  of the Fund.  Any  general expenses  of the Trust not readily  identifiable  as  belonging  to the Fund are allocated on the basis of the Fund's  relative net assets during the fiscal year or in such other manner as the  Trustees  determines  to be fair and  equitable.
Each share of the Fund  represents an equal  proportionate  interest in the Fund with every other share and is entitled to dividends and distributions out of the net income and capital  gains  belonging to the Fund when declared by the Board.
Upon liquidation of the Fund, shareholders are entitled to share pro rata in the net assets belonging to the Fund available for distribution.

Under the  Trust's  Master  Trust  Agreement,  no annual or  regular  meeting of shareholders is required.  Thus, there will ordinarily be no shareholder meeting unless otherwise required by the 1940 Act. Under certain circumstances, however, shareholders  may apply to the Trustees for shareholder  information in order to obtain signatures to request a shareholder meeting. The Trust may fill vacancies on the Board or appoint new  Trustees if the result is that at least  two-thirds of the Trustees have still been elected by shareholders.  Moreover,  pursuant to the Master Trust Agreement, any Trustee may be removed by the vote of two-thirds of the  outstanding  Trust shares and holders of 10% or more of the  outstanding shares of the Trust can require  Trustees to call a meeting of shareholders  for the  purpose of voting on the  removal of one or more  Trustees.  The Trust will assist in communicating to other shareholders  about the meeting.  On any matter submitted to the  shareholders,  the holder of the Fund share is entitled to one vote for  each  dollar  of net  asset  value  owned on the  record  date,  and a fractional  vote for each  fractional  dollar  of net asset  value  owned on the record date.  However,  on matters affecting an individual Fund, a separate vote of the  shareholders of that Fund is required.  Shareholders of the Fund are not entitled to vote on any matter that does not affect the Fund but which  requires a separate vote of another Fund.

Shares do not have  cumulative  voting rights,  which means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the
Trust's Board of Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

Shareholders  of a  particular  Fund  might  have the  power to elect all of the
Trustees of the Trust because that Fund has a majority of the total  outstanding shares  of the  Trust.  When  issued,  the  Fund's  shares  are  fully  paid and nonassessable,  have no  pre-emptive  or  subscription  rights,  and  are  fully transferable. There are no conversion rights.

                               TAX CONSIDERATIONS

TAXATION OF THE FUNDS

The Fund  intends to qualify  each  taxable  year for  treatment  as a regulated investment company (RIC) under Subchapter M of Chapter 1 of the Internal Revenue
Code of 1986,  as amended (the Code).  Accordingly,  the Fund will not be liable for  federal  income tax on its taxable  net  investment  income and net capital gains (net long-term  capital gains in excess of net  short-term capital losses)
that it  distributes  to its  shareholders,  provided that the Fund continues to qualify as a RIC.

To qualify for treatment as a RIC, the Fund must, among other things, (1) derive at least 90% of its gross  income each taxable  year from  dividends,  interest, payments  with  respect  to  securities  loans,  gains  from  the  sale or other disposition  of stock,  securities,  or  foreign  currencies,  and other  income
(including  gains from  options,  futures,  or forward  contracts)  derived with respect to its business of investing in such stock,  securities,  or  currencies
(the  90%  test),  (2)  distribute annually to its  shareholders  90% of its net investment  company taxable income,  net short-term capital gains (the excess of short-term capital gains over short-term losses), net gains from certain foreign currency  transactions  for the taxable year, and net  tax-exempt  interest (the distribution requirement); and (3) satisfy certain diversifications requirements at the close of each quarter of the Fund's taxable year.

                                       21


The Code imposes a nondeductible 4% excise tax on a RIC that fails to distribute by the end of a calendar  year an amount at least equal to the sum of (1) 98% of its ordinary  (taxable)  income for that calendar  year,  (2) 98% of its capital gain net income for the  twelve-month  period ending on October 31 of that year, and (3) any prior  income  and  gains not  distributed.  Each  Fund  intends  to continue to make distributions necessary to avoid imposition of the excise tax.

The use of hedging strategies,  such as writing (selling) and purchasing options and futures  contracts and entering into forward  currency  contracts,  involves complex rules that will determine for income tax purposes the amount, character, and  timing  of  recognition  of the  gains  and  losses  the Fund  realizes  in connection  therewith.  Gain from the disposition of foreign  currencies (except certain  gains  that may be  excluded  by future  regulations),  and gains  from options, futures and forward currency contracts the Fund derives with respect to its business of investing in securities or foreign  currencies,  will be treated as qualifying income under the 90% test.

The Fund may invest in certain  futures and "nonequity"  options (I.E.,  certain listed options,  such as those on a "broad-based"  securities index) and certain foreign currency options and forward currency contracts with respect to which it makes a  particular  election  that will be subject to section  1256 of the Code
(collectively section 1256 contracts). Any section 1256 contracts the Fund holds at the end of its taxable year generally  must be "marked-to-  market" (that is, treated  as  having  been sold at that time for their  fair  market  value)  for federal  income tax purposes,  with the result that  unrealized  gains or losses will be treated as though they were  realized.  Sixty percent of any net gain or loss recognized on these deemed sales,  and 60% of any net realized gain or loss from any actual  sales of section 1256  contracts,  will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  These  rules may  operate  to  increase  the  amount  that a Fund must distribute to satisfy the distribution  requirement  (I.E.,  with respect to the portion  treated  as  short-term  capital  gain),  which  will be taxable to its shareholders  as ordinary  income,  and to increase  the net capital gain a Fund recognizes,  without in either case increasing the cash available to it.

Section 988 of the Code also may apply to forward currency contracts and options on foreign  currencies.  Under that section,  each foreign currency gain or loss generally is computed  separately and treated as ordinary income or loss.  These gains or losses will  increase or decrease  the amount of the Fund's  investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. In the case of overlap between  sections 1256 and 988, special  provisions  determine the character and timing of any income, gain, or loss.

Code  section  1092  (dealing  with  straddles)  also may affect the taxation of certain options,  futures,  and forward currency contracts in which the Fund may invest.  That section defines a "straddle" as offsetting  positions with respect to actively traded personal property; for these purposes,  options, futures, and forward contracts are positions in personal  property.  Under that section,  any loss from the disposition of a position in a straddle  generally may be deducted only to the  extent  the loss  exceeds  the  unrealized  gain on the  offsetting position(s)  of  the  straddle.  In  addition,  these  rules  may  postpone  the recognition of loss that otherwise would be recognized under the  mark-to-market rules discussed above.  The regulations  under section 1092 also provide certain
"wash sale"  rules,  which apply to  transactions  where a position is sold at a loss and a new offsetting  position is acquired within a prescribed  period, and
"short sale" rules applicable to straddles. If the Fund makes certain elections, the amount,  character,  and timing of  recognition of gains and losses from the affected straddle  positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations  implementing  the straddle  rules  have  been  promulgated,  the tax  consequences  to the Fund of straddle transactions are not entirely clear.

The Fund may  invest  in the stock of  "passive  foreign  investment  companies"
(PFICs).  A PFIC is any foreign  corporation (with certain  exceptions) that, in general,  meets  either of the  following  tests:  (1) at least 75% of its gross income for the taxable  year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances,  the Fund will be subject  to federal  income tax on a portion of any "excess  distribution"  it receives on the stock of a PFIC or of any gain on its disposition of that stock (collectively PFIC income), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its  shareholders.
The balance of the PFIC income will be included in the Fund's investment company taxable  income  and,  accordingly,  will not be  taxable to it to the extent it distributes that income to its shareholders. It is anticipated that any taxes on the Fund with respect to investments in PFICs would be insignificant.

                                       22

TAXATION OF THE SHAREHOLDERS

Distributions  are generally  included in a  shareholder's  gross income for the taxable  year in  which  they  are  received.  However,  distributions  the Fund declares in October, November, or December, which are payable to shareholders of record in such a month will be deemed to have been  received on December  31, if the Fund pays the distributions  during the following January.  If a shareholder receives a distribution taxable as long-term capital gain with respect to shares and redeems or exchanges the shares before he or she has held them for more than six months, any loss on the redemption or exchange that is less than or equal to the amount of the distribution will be treated as long-term capital loss.

If the Fund  engages in  securities  lending,  the  borrower  generally  will be obligated to pay the Fund an amount equal to ("in lieu of") any dividend paid on the loaned securities during the loan term. Even if the dividend otherwise would be eligible for the 15% maximum  federal income tax rate on "qualified  dividend income" received by individuals  (through  December 31, 2010), such "in lieu of"
payments,  when distributed to the Fund's  shareholders,  will not be treated as
"qualified  dividend  income"  and  instead  will be taxed at the  shareholders'
marginal federal income tax rates.

                       TRUSTEES AND OFFICERS OF THE TRUST

The Board of Trustees  consists  of six  Trustees  who  supervise  the  business affairs of the Trust.  The Board of  Trustees  is  responsible  for the  general oversight of the Fund's  business  and for assuring  that the Fund is managed in the best interests of the Fund's respective shareholders.  The Board of Trustees periodically reviews the Fund's investment performance as well as the quality of other services  provided to the Fund and its  shareholders by the Fund's service providers, including IMCO and its affiliates.

Set  forth  below  are the  Non-Interested  Trustees,  the  Interested  Trustee,
officers,  and each of their respective offices and principal occupations during the last five years,  length of time  served,  and  information  relating to any other directorships held.

                                       23

NON-INTERESTED TRUSTEES

                      POSITION(S)   TERM OF OFFICE**  PRINCIPAL OCCUPATION(S) AND                NUMBER OF USAA
NAME, ADDRESS*        HELD WITH     AND LENGTH OF     OUTSIDE DIRECTORSHIPS DURING               FUNDS OVERSEEN BY
AND AGE               FUNDS         TIME SERVED       THE PAST FIVE YEARS                        TRUSTEE/OFFICER

Barbara B.            Trustee       January 1994      President, Postal Addvantage               One registered
Dreeben (64)                                          (7/92-present), a database                 investment company
                                                      management service.                        consisting of 46 funds

Robert L. Mason,      Trustee       January 1997      Institute Analyst, Southwest               One registered
Ph.D. (63)                                            Research Institute (3/02-present);         investment company
                                                      Staff Analyst, Southwest Research          consisting of 46 funds
                                                      Institute, which focuses in the
                                                      fields of technological research
                                                      (9/98-3/02).

Barbara B.            Trustee       January 2008      Academic Director of the El Paso           One registered
Ostdiek Ph.D. (45)                                    Corporation Finance Center at              investment company
                                                      Jesse  H.  Jones  Graduate                 consisting of 46 funds
                                                      School of Management at Rice
                                                      University (7/02-present);
                                                      Associate Professor of Finance
                                                      at Jesse  H. Jones Graduate
                                                      School of Management at
                                                      Rice University (7/01-present).

Michael F.            Trustee       January 2000      President of Reimherr Business             One registered
Reimherr (64)                                         Consulting (5/95-present), an              investment company
                                                      organization that performs                 consisting of 46 funds
                                                      business valuations of large
                                                      companies  to include  the
                                                      development  of  annual
                                                      business  plans,  budgets,
                                                      and internal financial
                                                      reporting.

Richard A.            Trustee and   January 1992      Vice President, Beldon Roofing             One registered
Zucker (66)           Chairman      and Chair since   Company (7/85-present).                    investment company
                                    February 2005                                                consisting of 46 funds

*    The address for each Non-Interested  Trustee is USAA Investment  Management
     Company, P.O. Box 659430, San Antonio, Texas 78265-9430.

**   The term of  office  for each  Trustee  is twenty  (20)  years or until the
     Trustee  reaches  age 70.  All  members of the Board of  Trustees  shall be presented to shareholders  for election or reelection,  as the case may be, at least once every five (5) years.  Vacancies on the Board of Trustees can be filled by the action of a majority  of the  Trustees,  provided  that at least two-thirds of the Trustees have been elected by the shareholders.

                                       24

TRUSTEES  AND  OFFICERS  OF THE  TRUST  WHO  ARE  EMPLOYEES  OF THE  MANAGER  OR
AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE 1940 ACT.

                      POSITION(S)   TERM OF OFFICE    PRINCIPAL OCCUPATION(S) AND                   NUMBER OF USAA
NAME, ADDRESS*        HELD WITH     AND LENGTH OF     OUTSIDE DIRECTORSHIPS DURING                  FUNDS OVERSEEN BY
AND AGE               FUNDS         TIME SERVED       THE PAST FIVE YEARS                           TRUSTEE/OFFICER

Christopher W.        Trustee,      February 2001     President, Financial Services Group,          One registered
Claus (49)            President,                      USAA (1/07-present); President and            investment company
                      and Vice                        Chair of the Board of Directors,              consisting of 46 funds
                      Chairman                        USAA Investment  Management Company

                                                      (IMCO) (2/08-present); President, USAA
                                                      Financial Advisors, Inc. (FAI) (12/07-present);
                                                      Chair of the Board of Directors and Chief
                                                      Investment Officer IMCO, (1/07-2/08); President
                                                      and Chief Executive Officer, Director, and
                                                      Chairman of the Board of Directors, IMCO
                                                      (12/04-1/07). Mr. Claus also serves as Chair of
                                                      the Board of Directors of USAA  Shareholder Account
                                                      Services (SAS); USAA Financial Planning
                                                      Services Insurance Agency, Inc. (FPS) and FAI.
                                                      He also is a director of USAA Life Insurance
                                                      Company (USAA Life).
Dan McNamara       Vice     December 2009      President and Director, IMCO, FAI,            One registered
(43)               President                FPS (10/09-present); President,             investment company
                                 Banc of America and SAS                  consisting of 46 funds
                                 (10/09-present); President Banc of
                                  America Investment Advisors (9/07-9/09);
                                 Managing Director Planning and
                                 Financial Products Group, Bank of
                                 America (9/01-9/09).

Clifford A.           Vice          May 2002          Senior Vice President, Fixed Income           One registered
Gladson (59)          President                       Investments, IMCO (9/02-present).             investment company
                                                      Mr. Gladson also serves as a                  consisting of 46 funds
                                                      director for SAS.

John P. Toohey        Vice          June 2009         Vice President, Equity Investments,           One registered
(41)                  President                       IMCO (2/09-present); Managing                 investment company
                                                      Director, AIG Investments,                    consisting of  46 funds
                                                      (12/00-1/09).


                      POSITION(S)   TERM OF OFFICE    PRINCIPAL OCCUPATION(S) AND                   NUMBER OF USAA
NAME, ADDRESS*        HELD WITH     AND LENGTH OF     OUTSIDE DIRECTORSHIPS DURING                  FUNDS OVERSEEN BY
AND AGE               FUNDS         TIME SERVED       THE PAST FIVE YEARS                           TRUSTEE/OFFICER

Mark S. Howard        Secretary     September 2002    Senior Vice President and Deputy              One registered
(46)                                                  General Counsel, Business & Regulatory        investment company
                                                      Services USAA  (10/08-present); Senior        consisting of 46 funds
                                                      Vice  President, USAA Life/IMCO/ FPS
                                                      General Counsel, USAA (10/03-10/08).
                                                      Mr. Howard also  holds  the  officer
                                                      positions  of Senior  Vice President,
                                                      Secretary and Counsel for USAA Life,
                                                      FPS and FAI, and is an Assistant
                                                      Secretary of USAA, IMCO, and SAS.

Christopher P.        Assistant     November 2008     Vice President, Financial Advice              One registered
Laia (50)             Secretary                       & Solutions Group General                     investment company
                                                      Counsel, USAA (10/08-present);                consisting of 46 funds
                                                      Vice President, Securities Counsel,
                                                      USAA (6/07-10/08); Vice President
                                                      and Secretary, IMCO and SAS, (12/09-
                                                      present); Vice President and Assistant
                                                      Secretary, FAI and FPS (7/07-present);
                                                      General Counsel, Secretary, and Partner,
                                                      Brown Advisory (6/02-6/07).

Roberto Galindo,      Treasurer     February 2008     Assistant Vice President, Portfolio           One registered
 Jr. (49)                                             Accounting/Financial Administration,          investment company
                                                      USAA (12/02-present); Assistant               consisting of 46 funds
                                                      Treasurer, USAA family of funds
                                                      (7/00-2/08).

William A. Smith      Assistant     February 2009     Vice President, Senior Financial              One registered
(61)                  Treasurer                       Officer and Treasurer, FAI, FPS,              investment company
                                                      SAS (2/09-present); Senior Financial          consisting of 46 funds
                                                      Officer, USAA Life (2/07-present);
                                                      consultant,  Robert Half/Accounttemps,
                                                      (8/06-1/07); Chief Financial Officer,
                                                      California  State Automobile Association
                                                      (8/04-12/05).

Jeffrey D. Hill       Chief         September         Assistant Vice President, Mutual              One registered
(42)                  Compliance    2004              Funds Compliance, USAA  (9/04-present).       investment company
                      Officer                                                                       consisting of 46 funds

*  The address of the Interested Trustee and each officer is P.O. Box 659430,
   San Antonio, Texas 78265-9430.

                                       26

COMMITTEES OF THE BOARD OF TRUSTEES

The Board of Trustees  typically  conducts  regular meetings five or six times a year to  review  the  operations  of the Funds in the USAA  family  of funds.  A portion of these meetings is devoted to various committee  meetings of the Board of  Trustees,  which focus on  particular  matters.  In  addition,  the Board of
Trustees may hold special meetings by telephone or in person to discuss specific matters that may require action prior to the next regular meeting.  The Board of
Trustees has four committees:  an Executive  Committee,  an Audit  Committee,  a
Pricing and Investment  Committee,  and a Corporate  Governance  Committee.  The
duties of these four Committees and their present membership are as follows:

EXECUTIVE COMMITTEE: Between the meetings of the Board of Trustees and while the
Board is not in session,  the  Executive  Committee of the Board of Trustees has
all the powers and may  exercise  all the duties of the Board of Trustees in the management  of the  business  of the Trust which may be  delegated  to it by the
Board. Trustees Claus and Zucker are members of the Executive Committee.

AUDIT  COMMITTEE:  The Audit  Committee  of the Board of  Trustees  reviews  the financial  information  and the  independent  auditor's  reports and  undertakes certain studies and analyses as directed by the Board. Trustees Dreeben,  Mason,
Ostdiek, Reimherr, and Zucker are members of the Audit Committee.

PRICING AND INVESTMENT  COMMITTEE:  The Pricing and Investment  Committee of the

Board of Trustees acts upon various  investment-related issues and other matters which have been delegated to it by the Board.  Trustees Claus,  Dreeben,  Mason,
Ostdiek,  Reimherr,  and  Zucker  are  members  of the  Pricing  and  Investment
Committee.

CORPORATE GOVERNANCE COMMITTEE:  The Corporate Governance Committee of the Board
of  Trustees  maintains   oversight  of  the  organization,   performance,   and
effectiveness of the Board and Non-Interested Trustees. Trustees Dreeben, Mason,
Ostdiek,   Reimherr,  and  Zucker   are  members  of  the  Corporate  Governance
Committee.

In addition to the previously  listed  Trustees and/or officers of the Trust who
also  serve  as  Directors  and/or  officers  of  the  Manager,   the  following
individuals  are  executive  officers  of  the  Manager:   Daniel  S.  McNamara,
President; and Dawn Cooper, Senior Vice President,  Distribution Services. There
are no family relationships among the Trustees,  officers,  and managerial level employees of the Trust.

The  following  table  sets forth the dollar  range of total  equity  securities beneficially  owned  by the  Trustees  in the  Fund  and all of the  USAA  Funds
overseen by the Trustees as of the calendar year ended December 31, 2009.

                                 USAA                     USAA FUND
                          MANAGED ALLOCATION               COMPLEX
                                 FUND                       TOTAL

INTERESTED TRUSTEE

Christopher W. Claus             None                   Over $100,000

NON-INTERESTED TRUSTEES

Barbara B. Dreeben               None                   Over $100,000
Robert L. Mason                  None                   Over $100,000
Barbara B. Ostdiek               None                 $10,001 - $50,000
Michael F. Reimherr              None                   Over $100,000
Richard A. Zucker                None                   Over $100,000

                                       27

The following table sets forth  information  describing the  compensation of the current Trustees of the Trust for their services as Trustees for the fiscal year ended December 31, 2009.

    NAME                             AGGREGATE              TOTAL COMPENSATION
     OF                          COMPENSATION FROM             FROM THE USAA
   TRUSTEE                   FUND LISTED IN THIS SAI        FAMILY OF FUNDS (B)

INTERESTED TRUSTEE

Christopher W. Claus                    None (a)                None (a)

NON-INTERESTED TRUSTEES

Barbara B. Dreeben                 None          $89,150
Robert L. Mason, Ph.D.                 None             $89,150
Barbara B. Ostdiek, Ph.D.         None          $83,150
Michael F. Reimherr                 None          $83,150
Richard A. Zucker                 None          $95,150

   (a)   Christopher W. Claus is affiliated with the Trust's investment adviser,
         IMCO, and, accordingly,  receives no remuneration from the Trust or any other Fund of the USAA Fund Complex.

   (b)   At December 31, 2009, the USAA Fund Complex consisted of one registered investment company offering 45 individual funds.

No compensation  is paid by any fund to any Trustee who is a director,  officer, or employee of IMCO or its  affiliates.  No pension or  retirement  benefits are accrued as part of Fund expenses.  The Trust reimburses  certain expenses of the
Trustees who are not  affiliated  with the Manager.  As of the date of this SAI, the  officers  and  Trustees  of the Trust and their  families  as a group owned beneficially or of record less than 1% of the outstanding shares of the Trust.

                               THE TRUST'S MANAGER

As  described  in the Fund's  prospectus,  IMCO is the  Manager  and  investment adviser for the Fund.  IMCO,  organized in May 1970, is a wholly owned  indirect
subsidiary  of  United  Services   Automobile   Association   (USAA),  a  large,
diversified financial services institution, and has served as investment adviser and underwriter for USAA Mutual Funds Trust from its inception.

In  addition  to  managing  the  Trust's  assets,  IMCO  advises and manages the investments  of USAA and its affiliated  companies.  As of the date of this SAI, total assets under management by IMCO were  approximately $72 billion,  of which approximately $45 billion were in mutual fund portfolios.

ADVISORY AGREEMENT

The Manager  provides  investment  management and advisory  services to the Fund pursuant to an Advisory  Agreement  dated July 31,  2006,  as amended  (Advisory
Agreement).  Under this agreement,  the Manager provides an investment  program, carries out the investment  policies,  and manages the portfolio  assets for the
Fund. The Manager is authorized, subject to the control of the Board of Trustees of the  Trust,  to  determine  the  selection,  amount,  and time to buy or sell securities for the Fund. The Advisory Agreement authorizes the Manager to retain one or more  Subadvisers  for the  management  of all or a portion of the Fund's investment portfolio.  Under the Advisory Agreement,  the Manager is responsible for monitoring the services furnished pursuant to the Subadvisory Agreements, if applicable,  and  making  recommendations  to  the  Board  with  respect  to the retention or replacement of Subadvisers  and renewal of Subadvisory  Agreements.
In addition,  the Manager  manages certain  portfolio  assets for certain of the
Fund, as described in the prospectuses.

For the services under this agreement,  the Fund has agreed to pay the Manager a fee computed as described under FUND  MANAGEMENT in its  prospectus.  Management fees are  computed  and  accrued  daily and are  payable  monthly.  The  Manager compensates all personnel,  officers,  and Trustees of the Trust if such persons are also employees of the Manager or its affiliates.

Except for the services and  facilities  provided by the Manager,  the Fund pays all other expenses  incurred in its  operations.  Expenses for which the Fund is responsible  include  taxes  (if  any);

                                       28

expenses of  issuance  and  redemption  of shares;  charges of transfer  agents, custodians,  and dividend disbursing agents; costs of preparing and distributing proxy material;  audit and legal expenses;  certain  expenses of registering and qualifying  shares  for  sale;  fees of  Trustees  who are not  interested  (not
affiliated)  persons  of  the  Manager;   costs  of  printing  and  mailing  the
prospectus,  SAI, and periodic reports to existing  shareholders;  and any other charges  or fees  not  specifically  enumerated.  The  Manager  pays the cost of printing  and  mailing  copies  of the  prospectus,  the  SAI,  and  reports  to prospective shareholders.

The  Advisory  Agreement  with  respect to the Fund will remain in effect  until
January 31, 2012,  and will continue in effect from year to year  thereafter for the  Fund  as  long  as its is  approved  at  least  annually  by a vote  of the outstanding voting securities of the Fund (as defined by the 1940 Act) or by the
Board  of  Trustees  (on  behalf  of  the  Fund)  including  a  majority  of the
Non-Interested  Trustees,  at a meeting called for the purpose of voting on such approval.  The Advisory  Agreement  may be  terminated at any time by either the
Trust  or  the  Manager  on  60  days'  written   notice.   The  agreement  will
automatically  terminate in the event of its  assignment (as defined by the 1940
Act).

The Fund has  agreed  to pay  IMCO a  management  fee  computed  daily  and paid monthly,  at an annual rate equal to three fifths of one percent  (0.60%) of the average net assets of the Fund.

ADMINISTRATION AND SERVICING AGREEMENT

Under an Administration and Servicing Agreement effective February 1, 2010, IMCO is obligated on a continuous  basis to provide such  administrative  services as the Board of Trustees of the Trust  reasonably  deems  necessary  for the proper administration  of the Fund.  IMCO will  generally  assist in all aspects of the
Fund's  operations;  supply and  maintain  office  facilities,  statistical  and research data, data processing services, clerical,  accounting,  bookkeeping and recordkeeping  services  (including  without  limitation the maintenance of such books and records as are required  under the 1940 Act and the rules  thereunder, except  as  maintained  by  other  agents),  internal  auditing,  executive  and administrative  services,  and stationery and office supplies;  prepare and file tax returns; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities;  supply  supporting documentation  for  meetings of the Board of  Trustees;  provide and maintain an appropriate  fidelity bond; process and coordinate purchases and redemptions and coordinate and implement wire transfers in connection therewith;  execute orders under any offer of exchange  involving  concurrent  purchases and redemptions of shares of one or more funds in the USAA family of funds;  respond to shareholder
inquiries;   assist  in  processing   shareholder  proxy  statements,   reports,
prospectuses,  and other  shareholder  communications;  furnish  statements  and confirmations  of all account  activity;  respond to shareholder  complaints and other  correspondence;  and  negotiate  arrangements  with,  and  supervise  and coordinate the activities  of, agents and others to supply  services.  For these services under the Administration and Servicing Agreement,  the Trust has agreed to pay IMCO a fee computed  daily and paid  monthly,  at an annual rate equal to five  one-hundredths  of one  percent  (0.05%) of the average net assets for the
Fund. We may also delegate one or more of our  responsibilities to others at our expense.

In  addition  to the  services  provided  under the  Fund's  Administration  and
Servicing  Agreement,  the Manager also provides  certain compliance, legal, and tax services for the  benefit of the Funds. The Trust's  Board of  Trustees  may approve the reimbursement of these expenses incurred by the Manager.

CODES OF ETHICS

The Fund's Manager has adopted a Code of Ethics pursuant to Rule 17j-1 under the
1940 Act,  which permits  personnel  covered by the rule to invest in securities that may be purchased or held by a Fund but prohibits fraudulent,  deceptive, or manipulative  conduct in connection  with that personal  investing.  The Trust's
Board of  Trustees  reviews  the  administration  of the Code of Ethics at least annually and receives  certifications from the Manager regarding compliance with the Code of Ethics annually.

While the officers and  employees of the Manager,  as well as those of the Fund, may engage in personal securities  transactions,  there are certain restrictions in the  procedures  in  the Code of Ethics  adopted by the Manager and the Fund.
The Code of Ethics are designed to ensure that the shareholders'  interests come before the  individuals  who manage the Fund.  The Code of Ethics  requires  the portfolio  manager  and other  employees  with access to  information  about the purchase  or sale of  securities  by the Fund to  abide  by the  Code of  Ethics requirements  before executing permitted personal trades.  A copy of the Code of
Ethics has been filed with the SEC and is available for public view.

                                       29

PROXY VOTING POLICIES AND PROCEDURES

The Trust's  Board of Trustees has  delegated  the Manager  authority to vote on proposals  presented to shareholders  of portfolio  securities held by the Fund.
The Manager  generally  will vote on  proposals  presented  to  shareholders  of portfolio  securities held by the Fund. However,  the Manager reserves the right not to vote on such  proposals  where it determines  that the cost of exercising voting rights on behalf of a Fund exceeds the benefit of exercising  such voting rights. In addition,  the Manager generally will not vote on proposals presented to  shareholders  with respect to foreign  securities that are on loan under the
Fund's  securities  lending  program.  In  this  connection,   the  Manager  has
determined that the potential  return from lending such securities  generally is more  advantageous  to the Fund than recalling such securities from the borrower to exercise  voting  rights  with  respect  thereto.  In  addition,  the Manager generally will not vote on proposals  presented to shareholders  with respect to foreign  securities that are subject to share blocking where the foreign company prevents the sale of shares for a certain period of time around the  shareholder
meeting.   For  companies  in  countries  with  share  blocking   periods,   the
disadvantage of being unable to sell the stock regardless of changing conditions typically  outweighs the advantages of voting at the  shareholder  meeting.  The
Manager has retained RiskMetrics Group (RMG), formerly Institutional Shareholder
Services,    Inc.,     to    receive   proxy    statements,    provide    voting
recommendations,  vote shares according to our instructions, and to keep records of our votes on behalf of the Fund.  RMG has  developed  a set of  criteria  for evaluating  and making  recommendations  on proxy  voting  issues (for  example, elections of boards of directors or mergers and reorganizations). These criteria and general  voting  recommendations  are set forth in the RMG U.S. Proxy Voting
Guidelines and RMG International Proxy Voting Guidelines (the RMG Guidelines) as
customized by the Manager with respect to certain  matters.  The Manager retains the authority to determine the final vote for securities held by the Fund.

To avoid any improper  influence on the Manager's voting decisions,  the Manager generally  will  follow the  voting  recommendations  of RMG,  except as briefly described below. Before any voting deadline, RMG will provide the Manager's Head of Equity  Investments  (or his or her delegate)  with a summary of the proposal
and  a  recommendation  based  on  the  RMG  Guidelines.   In  evaluating  RMG's
recommendations,  the  Manager  may  consider  information  from  many  sources, including  the Fund's  portfolio  manager,  the  Manager's  Investment  Strategy
Committee,  the  management  of a company  presenting  a  proposal,  shareholder groups,  and other  sources.  The Manager  believes that the  recommendation  of management  should be given  weight in  determining  how to vote on a particular proposal.  The  Manager's  Head of Equity  Investments  will then  review  RMG's recommendations, and if he or she determines that it would be in the Fund's best interests to vote the shares  contrary to RMG's  recommendation,  he or she must determine,  based on  reasonable  inquiry,  whether  any  material  conflict  of interest  exists between the Fund, on the one hand, and the Manager,  the Fund's principal  underwriter,  or any person who is an affiliated  person of the Fund, the Manager,  or the Fund's principal  underwriter,  on the other. If a material conflict of interest is determined to exist, the Head of Equity  Investments may vote contrary to RMG's recommendation only if the proposed voting recommendation of the Head of  Equity  Investments  is  reviewed  by the  Manager's  Investment
Strategy Committee,  which will determine how to vote the particular proxy. With respect to any such proxy  votes,  the  information  prepared  by the  Manager's
Investment  Strategy  Committee  regarding  any  material  conflict  of interest identified  will be summarized  and presented to the Fund's Board of Trustees at the next  regularly  scheduled  meeting of the Board.  The Manager's  Investment
Strategy  Committee also may establish certain proxy voting procedures for votes on certain matters that will override any RMG recommendation.

Copies of the  Manager's  proxy voting  policies and  procedures  are  available without charge (i) by calling 800-531-USAA  (8722); (ii) at USAA.COM;  and (iii)
on the SEC's website at  http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio  securities  during the most recent 12-month period ended June 30, is available (i) without  charge at USAA.COM;  and (ii) on the SEC's website at http://www.sec.gov.

UNDERWRITER

The Trust has an agreement with IMCO for exclusive underwriting and distribution of the Fund's shares on a continuing best efforts basis. This agreement provides that  IMCO  will  receive  no fee or other  compensation  for such  distribution services.

                                       30

TRANSFER AGENT

USAA Shareholder Account Services (Transfer Agent),  9800  Fredericksburg  Road,
San Antonio,  TX 78288,  performs  transfer agent services for the Trust under a
Transfer Agency Agreement. For its services under the Transfer Agency Agreement, the Trust pays the Transfer Agent an annual fixed fee of five  one-hundredths of one percent (0.05%) of the average net assets per account. The fee is subject to change at any time.  In addition to the  account-based  fee, the Transfer  Agent
also  is  entitled  to   reimbursement   from  the  Trust  for  all   reasonable
out-of-pocket  expenses,  charges  and  other  disbursements  incurred  by it in connection with the performance of services under the Transfer Agency Agreement, including  but not  limited  to: (1) the cost of any and all forms,  statements, labels,  envelopes,  checks,  tax forms,  and other printed  materials  which is required by the  Transfer  Agent to perform its duties;  (2)  delivery  charges, including postage incurred in delivering  materials to, and receiving them from, the Trust and  shareholders;  (3)  communication  charges;  (4)  maintenance  of shareholder  records  (including  charges for retention  and  imaging);  (5) tax reporting systems; (6) counsel fees; and (7) cash and asset management services.
Also,  the  Transfer  Agent is  authorized  to enter  into third  party  service agreements in which the Trust will pay the Transfer  Agent the lesser of (i) the amount payable by Transfer Agent to the servicing agent, or (ii) the amount that would  have  been  paid to the  Transfer  Agent  if all the  accounts  had  been maintained by the agent maintained by the Transfer Agent.

The fee to the  Transfer  Agent  includes  processing  of all  transactions  and correspondence. Fees are billed on a monthly basis at the rate of one-twelfth of the annual fee. The Fund pays all  out-of-pocket  expenses of the Transfer Agent and other expenses which are incurred at the specific direction of the Trust. In addition,  certain entities may receive payments directly or indirectly from the
Transfer Agent, IMCO, or their affiliates for providing  shareholder services to their clients who hold Fund shares.

                          PORTFOLIO MANAGER DISCLOSURE
USAA

OTHER ACCOUNTS MANAGED:  The following table sets forth other accounts for which the Fund's  portfolio  managers were  primarily  responsible  for the day-to-day portfolio management as of December 31, 2009, unless otherwise specified.

 Number of Other Accounts Managed   and Assets by Account Type
Number of Accounts and Assets for Which Advisory Fee is Performance-Based

 Portfolio Manager
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts
Registered Investment Companies
Other Pooled Investment Vehicles
Other Accounts

 John P. Toohey
10 ($1.4 bil
0
0
4 ($563 mil)
0
0

 Wasif A. Latif
10 ($1.4 bil
0
0
4 ($563 mil)
0
0

 R. Matthew Freund
4 ($3.5 bil)
0
0
3 ($3.5 bil)
0
0

 Arnold J. Espe
4 ($967 mil)
0
0
3 ($956 mil)
0
0

 Mark W. Johnson
3 ($1.6 bil)
0
0
3 ($956 mil)
0
0

 Dan Denbow
3 ($1.6 bil)
0
0
2 ($105 mil)
0
0

CONFLICTS OF INTEREST:  These portfolio  managers provide  portfolio  management services only to investment  companies in the USAA retail fund family and do not manage any private  accounts or unregistered  mutual funds.  Portfolio  managers make  investment  decisions  for the  funds  they  manage  based  on the  fund's investment  objective,  permissible  investments,  cash flow and other  relevant investment  considerations  that they  consider  applicable  to that  portfolio.
Therefore,  portfolio  managers  could  purchase  or  sell  securities  for  one portfolio  and  not  another  portfolio,  or can  take  similar  action  for two portfolios at different  times,  even if the portfolios have the same investment objective and permissible investments.

Potential  conflicts of interest may arise when  allocating  and/or  aggregating trades for funds with a performance  fee and those  without a  performance  fee.
IMCO often will  aggregate  multiple  orders for the same security for different mutual funds into one single  order.  To address  these  potential  conflicts of interest,  IMCO has adopted  detailed  procedures  regarding  the  allocation of client orders,  and such  transactions  must be allocated to funds in a fair and equitable manner.

                                       31

The performance of each Fund is also periodically  reviewed by IMCO's Investment
Strategy Committee (ISC), and portfolio managers have the opportunity to explain the reasons  underlying a Fund's  performance.  The ISC and the Trust's Board of
Trustees also routinely review and compare the performance of the Funds with the performance of other funds with the same  investment  objectives and permissible investments.

As  discussed  above,  IMCO has  policies  and  procedures  designed  to seek to minimize  potential  conflicts  of  interest  arising  from  portfolio  managers advising  multiple  funds.  The Mutual Funds  compliance  department  monitors a variety of areas to ensure  compliance  with the USAA Funds  Compliance  Program written  procedures,  including  monitoring  each  fund's  compliance  with  its
investment   restrictions  and  guidelines,   and  monitoring  and  periodically
reviewing or testing  transactions  made on behalf of multiple  funds to seek to ensure  compliance with the USAA Funds  Compliance  Program written policies and procedures.

COMPENSATION:  IMCO's  compensation  structure  includes  a base  salary  and an incentive component.  The portfolio managers are officers of IMCO and their base salary is determined by the salary range for their official  position,  which is influenced by market and  competitive  considerations.  The base salary is fixed but  can  change  each  year  as a  result  of the  portfolio  manager's  annual evaluation or if the portfolio manager is promoted.  Each portfolio manager also is eligible to receive an  incentive  payment  based on the  performance  of the
Fund(s)  managed by the portfolio  manager  compared to each Fund's  comparative ranking against all funds within the appropriate  Lipper category,  or for money market funds within the appropriate iMoney Net, Inc. category. Each fund, except for the money market funds,  has a performance fee component to the advisory fee earned by IMCO. The  performance  fee adjustment for these Funds is based on the
Fund's relative  performance  compared to the Fund's comparative ranking against the appropriate  Lipper index as set forth in the Fund's  prospectus.  Portfolio managers will receive incentive  payments under this plan only if the Funds they manage are at or above the 50th percentile compared to their industry peers, and the incentive  payment  increases the higher the Fund's relative  ranking in its peer universe.  In determining the incentive  payment of a portfolio manager who manages more than one Fund, IMCO considers the relative performance of each Fund in proportion to the total assets managed by the portfolio manager.

In  addition  to  salary  and  incentive   payments,   portfolio  managers  also
participate in other USAA benefits to the same extent as other employees.  Also,
USAA has established certain supplemental  retirement programs and bonus program available to all officers of USAA-affiliated companies.

PORTFOLIO  OWNERSHIP:  As  of  the  date  of  this  SAI,  no  portfolio  manager beneficially owned shares of the Fund.

                          PORTFOLIO HOLDINGS DISCLOSURE

The Trust's  Board of Trustees has adopted a policy on selective  disclosure  of portfolio holdings.  The Trust's policy is to protect the confidentiality of the
Fund's  portfolio  holdings  and prevent the  selective  disclosure  of material non-public  information  about the  identity  of such  holdings.  To prevent the selective  disclosure of portfolio  holdings of the Fund,  the general policy of the Fund is to not disclose any portfolio  holdings of the Fund,  other than the portfolio holdings filed with the SEC on Form N-CSR (I.E., annual and semiannual reports) and Form N-Q (I.E.,  quarterly  portfolio  holdings  reports),  and any portfolio  holdings made  available on USAA.COM.  This general  policy shall not apply, however, in the following instances:

     |X| Where the person to whom the  disclosure  is made owes a  fiduciary  or other duty of trust or confidence to the Fund (E.G.,  auditors,  attorneys,  and
Access Persons under the Fund's Code of Ethics);

     |X| Where the person  has a valid  reason to have  access to the  portfolio holdings  information  and has agreed not to disclose or misuse the  information
(E.G., custodians,  accounting agents,  securities lending agents,  subadvisers, rating agencies, mutual fund evaluation services, such as Lipper Inc., and proxy voting agents);

     |X| As disclosed in this SAI; and

     |X| As required by law or a regulatory body.

If portfolio  holdings are released pursuant to an ongoing  arrangement with any party that owes a fiduciary or other duty of trust or  confidence to the Fund or has a valid reason to have access to the portfolio holdings  information and has agreed  not to  disclose  or  misuse  the  information,  the  Fund  must  have a legitimate  business purpose for doing so, and neither the Fund, nor the Manager
or  its  affiliates,   may  receive  any  compensation  in  connec-

                                       32

tion  with an  arrangement  to  make  available  information  about  the  Fund's portfolio holdings.  If the applicable conditions set forth above are satisfied, a Fund may distribute portfolio holdings to mutual fund evaluation services such as Lipper and  broker-dealers  that may be used by the Fund,  for the purpose of
efficient  trading  and  receipt  of  relevant   research.   In  providing  this
information to  broker-dealers,  reasonable  precautions  are taken to avoid any potential misuse of the disclosed information.

The Fund also may  disclose  any and all  portfolio  information  to its service providers  and others  who  generally  need  access to such  information  in the performance of their contractual duties and  responsibilities and are subject to duties  of  confidentiality,  including  a  duty  not  to  trade  on  non-public information,  imposed by law and/or  agreement.  These service providers include
each   Fund's   custodian,   auditors,   attorneys,   investment   adviser   and
subadviser(s),  administrator,  and  each of  their  respective  affiliates  and advisers.

Any  person  or  entity  that  does  not  have  a  previously  approved  ongoing arrangement to receive non- public  portfolio  holdings  information and seeks a
Fund's portfolio holdings  information that (i) has not been filed with the SEC, or (ii) is not available on USAA.COM,  must submit its request in writing to the
Fund's Chief Compliance Officer (CCO), or USAA Securities Counsel, who will make a determination  whether  disclosure of such portfolio  holdings may be made and whether the  relevant  Fund needs to make any related  disclosure  in its SAI. A report will be made to each Fund's Board of Trustees at each  quarterly  meeting about  (i)  any  determinations  made by the  CCO or  USAA  Securities  Counsel, pursuant to the procedures set forth in this paragraph,  and (ii) any violations of the  portfolio  holdings  policy.

The Fund  intends to post its  annual  and  semiannual  reports,  and  quarterly schedules of portfolio  holdings on USAA.COM  after these reports are filed with the Securities and Exchange  Commission.  In addition,  the Fund intends to post its top ten holdings on USAA.COM 15 days following the end of each month.

In order to address potential conflicts of interest between the interests of the
Fund's shareholders, on the one hand, and the interests of the Fund's investment adviser, principal underwriter, or certain affiliated persons, on the other, the
Fund has adopted the policies  described  above (i)  prohibiting  the receipt of compensation  in connection  with an arrangement  to make available  information about the Fund's  portfolio  holdings and (ii)  requiring  certain  requests for non-public  portfolio  holdings  information  to be  approved by the CCO or USAA
Securities  Counsel,  and then reported to the Fund's  Board,  including the Non
Interested Trustees.

                               GENERAL INFORMATION

CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company, P.O. Box 1713, Boston, Massachusetts 02105,
is the Trust's custodian and accounting agent. The custodian is responsible for, among other things, safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of  securities,  processing the pricing of the
Fund's  securities,  and  collecting  interest  on the Fund's  investments.  The accounting agent is responsible for, among other things,  calculating the Fund's daily net asset value and other recordkeeping functions. In addition,  assets of the Fund may be held by certain  foreign  subcustodians  and foreign  securities depositories  as  agents  of the  Custodian  in  accordance  with the  rules and regulations established by the SEC.

COUNSEL

K&L Gates LLP, 1601 K Street N.W.,  Washington,  DC 20006, reviews certain legal matters for the Trust in connection with the shares offered by the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 1800 Frost Bank Tower, 100 West Houston Street,  San Antonio,
Texas 78205, is the independent  registered public accounting firm for the Fund.
In this capacity, the firm is responsible for the audits of the annual financial statements of the Fund and reporting thereon.

                                       33

               APPENDIX A - LONG-TERM AND SHORT-TERM DEBT RATINGS

1. LONG-TERM DEBT RATINGS:

MOODY'S INVESTOR SERVICES (MOODY'S)

Aaa  Obligations  rated Aaa are judged to be of the best  quality,  with minimal credit risk.

Aa   Obligations  rated Aa are  judged  to be of high quality and are subject to very low credit risk.

A    Obligations  rated A are considered  upper-medium  grade and are subject to low credit risk.

Baa  Obligations  rated  Baa are  subject  to  moderate  credit  risk.  They are considered  medium-grade  and  as  such  may  possess  certain  speculative characteristics.

Ba   Obligations  rated  Ba are  judged to have  speculative  elements  and  are subject to substantial credit risk.

B    Obligations  rated B are  considered  speculative  and are  subject to high risk.

Caa  Obligations are rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca   Obligations are rated Ca are highly  speculative and are likely in, or very near, default, with some respect of recovery of principal and interest.

C    Obligations  are  rated C are the  lowest  rated  class  of  bonds  and are typically  in default,  with little  prospect  for recovery of principal or interest.

NOTE:  MOODY'S  APPLIES  NUMERICAL  MODIFIERS 1, 2, AND 3 IN EACH GENERIC RATING
CLASSIFICATION  FROM AAA THROUGH C. THE MODIFIER 1 INDICATES THAT THE OBLIGATION
RANKS IN THE HIGHER END OF ITS GENERIC RATING CATEGORY, THE MODIFIER 2 INDICATES
A MID-RANGE RANKING,  AND THE MODIFIER 3 INDICATES A RANKING IN THE LOWER END OF
THAT GENERIC RATING CATEGORY.

STANDARD & POOR'S RATINGS GROUP (S&P)

AAA  An  obligation  rated  AAA has the  highest  rating  assigned  by S&P.  The obligor's  capacity to meet its financial  commitment on the  obligation is extremely strong.

AA   An obligation  rated AA differs from the highest rated  obligations only in small degree.  The obligor's  capacity to meet its financial  commitment on the obligation is very strong.

A    An obligation  rated A is somewhat more  susceptible to the adverse effects of changes in  circumstances  and economic  conditions than  obligations in higher  rated  categories.  However,  the  obligor's  capacity  to meet its financial commitment on the obligation is still strong.

BBB  An obligation rated BBB exhibits adequate protection  parameters.  However, adverse economic  conditions or changing  circumstances  are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Obligations rated BB, B, CCC, CC, and C are regarded as having  significant speculative  characteristics.  BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics,  these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB   An  obligation  rated  BB is  less  vulnerable  to  nonpayment  than  other speculative  issues.  However,  it faces  major  ongoing  uncertainties  or exposure to adverse business,  financial, or economic conditions that could lead to the obligor's  inadequate capacity to meet its financial commitment on the obligation.

B    An obligation  rated B is more  vulnerable to non payment than  obligations rated  "BB,"  but the  obligor  currently  has  the  capacity  to meet  its financial  commitment on the obligation.  Adverse business,  financial,  or
     economic   conditions   will  likely  impair  the  obligor's   capacity  or
     willingness to meet its financial commitment on the obligation.

                                       34

CCC  An  obligation  rated CCC is  currently  vulnerable  to  nonpayment  and is dependent upon favorable business,  financial,  and economic conditions for the obligor to meet its  financial  commitment  on the  obligation.  In the event of adverse business,  financial, or economic conditions,  the obligor is not likely to have the capacity to meet its financial  commitment on the obligation.

CC   An obligation rated CC is currently highly vulnerable to nonpayment.

C    An obligation  rated C may be used to cover a situation  where a bankruptcy petition has been filed or similar  action has been taken,  but payments on this obligation are being continued.

D    An obligation rated D is in payment default.  The D rating category is used when  payments  on an  obligation  are not made on the date due even if the applicable  grace  period has not expired,  unless S&P  believes  that such payments will be made during such grace  period.  The D rating also will be used upon the filing of a  bankruptcy  petition  or the taking of a similar action if payments on an obligation are jeopardized.

PLUS  (+) OR  MINUS  (-):  THE  RATINGS  FROM AA TO CCC MAY BE  MODIFIED  BY THE

ADDITION  OF A PLUS OR MINUS  SIGN TO SHOW  RELATIVE  STANDING  WITHIN THE MAJOR
RATING CATEGORIES.

FITCH RATINGS (FITCH)

AAA  HIGHEST  CREDIT  QUALITY.  "AAA" ratings  denote the lowest  expectation of credit  risk.  They  are  assigned  only in case  of  exceptionally  strong capacity for timely  payment of  financial  commitments.  This  capacity is highly unlikely to be adversely affected by foreseeable events.

AA   VERY HIGH CREDIT  QUALITY.  "AA" ratings  denote a very low  expectation of credit risk.  They  indicate  very strong  capacity  for timely  payment of financial  commitments.  This capacity is not  significantly  vulnerable to foreseeable events.

A    HIGH CREDIT  QUALITY.  "A" ratings denote a low expectation of credit risk.
     The capacity  for timely  payment of financial  commitments  is  considered strong. This capacity may,  nevertheless,  be more vulnerable to changes in circumstances  or in  economic  conditions  than  is the  case  for  higher ratings.

BBB  GOOD CREDIT QUALITY.  "BBB" ratings  indicate that there is currently a low expectation  of credit risk.  The capacity for timely  payment of financial commitments is considered  adequate,  but adverse changes in  circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

BB   SPECULATIVE.  "BB" ratings  indicate that there is a possibility  of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial  commitments to be met. Securities rated in this category are not investment grade.

B    HIGHLY  SPECULATIVE.  "B" ratings indicate that significant  credit risk is present, but a limited margin of safety remains.  Financial commitments are currently being met; however,  capacity for continued payment is contingent upon a sustained,  favorable  business and economic  environment.  CCC HIGH
     DEFAULT  RISK.  "CCC"  ratings  indicate  default  is a  real  possibility.
     Capacity for meeting financial commitment is solely reliant upon sustained, favorable business or economic developments.

CC   HIGH  DEFAULT  RISK.  A "CC"  rating  indicates  that  default of some kind appears probable.

C    HIGH DEFAULT RISK. "C" ratings signal imminent default.

DDD  DEFAULT.  The ratings of  obligations  in this  category are based on their prospects for achieving  partial or full  recovery in a  reorganization  or liquidation  of the  obligor.  While  expected  recovery  values are highly speculative and cannot be estimated with any precision, the following serve as general  guidelines.  "DDD"  obligations have the highest  potential for recovery, around 90% - 100% of outstanding amounts and accrued interest.

                                       35

PLUS  (+) OR  MINUS  (-):  THE  RATINGS  FROM AA TO CCC MAY BE  MODIFIED  BY THE

ADDITION  OF A PLUS OR MINUS  SIGN TO SHOW  RELATIVE  STANDING  WITHIN THE MAJOR
RATING CATEGORIES.

DOMINION BOND RATING SERVICE LIMITED (DOMINION)

As is the case with all Dominion rating scales, long-term debt ratings are meant to give an  indication  of the risk that the borrower  will not fulfill its full obligations  in a timely  manner with  respect to both  interest  and  principal commitments. Dominion ratings do not take factors such as pricing or market risk into  consideration  and are  expected to be used by  purchasers  as one part of their  investment  process.  Every Dominion rating is based on quantitative  and qualitative considerations that are relevant for the borrowing entity.

AAA  Bonds rated "AAA" are of the highest  credit  quality,  with  exceptionally strong  protection  for the timely  repayment  of principal  and  interest.
     Earnings are considered  stable, the structure of the industry in which the entity  operates is strong,  and the outlook  for future  profitability  is favorable. There are few qualifying factors present that would detract from the  performance  of the entity,  the  strength of  liquidity  and coverage ratios is  unquestioned,  and the entity has established a creditable track record of superior  performance.  Given the extremely tough definition that
     Dominion  has  established  for this  category,  few  entities  are able to achieve a AAA rating.

AA   Bonds rated "AA" are of superior credit quality, and protection of interest and  principal is considered  high.  In many cases,  they differ from bonds rated AAA only to a small degree. Given the extremely tough definition that
     Dominion  has  for  the AAA  category  (which  few  companies  are  able to achieve), entities rated AA are also considered to be strong credits, which typically  exemplify  above-average  strength in key areas of consideration and are unlikely to be  significantly  affected by  reasonably  foreseeable events.

A    Bonds rated "A" are of satisfactory credit quality.  Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated  entities.  While a respectable  rating,  entities in the "A"
     category  are  considered  to  be  more  susceptible  to  adverse  economic
     conditions  and  have  greater   cyclical   tendencies  than  higher  rated
     companies.

BBB  Bonds rated "BBB" are of adequate  credit  quality.  Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities  present  that reduce the  strength of the entity and its rated securities.

BB   Bonds  rated  "BB" are  defined  to be  speculative,  where  the  degree of protection  afforded  interest  and  principal is  uncertain,  particularly during  periods of economic  recession.  Entities in the BB area  typically have limited  access to capital  markets and additional  liquidity  support and,  in many  cases,  small size or lack of  competitive  strength  may be additional negative considerations.

B    Bonds rated "B" are highly speculative and there is a reasonably high level of uncertainty which exists as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

CCC/
CC/C
     Bonds rated in any of these categories are very highly  speculative and are in danger of  default  of  interest  and  principal.  The degree of adverse elements present is more severe than bonds rated "B." Bonds rated below "B"
     often have characteristics, which, if not remedied, may lead to default. In practice,  there is little difference  between the "C" to "CCC" categories, with "CC" and "C" normally  used to lower  ranking debt of companies  where the senior debt is rated in the "CCC" to "B" range.

D    This category indicates Bonds in default of either interest or principal.

NOTE:  (HIGH/LOW)  GRADES ARE USED TO INDICATE THE RELATIVE STANDING OF A CREDIT
WITHIN A  PARTICULAR  RATING  CATEGORY.  THE  LACK OF ONE OF THESE  DESIGNATIONS
INDICATES A RATING THAT IS ESSENTIALLY IN THE MIDDLE OF THE CATEGORY.  NOTE THAT
"HIGH" AND "LOW" GRADES ARE NOT USED FOR THE AAA CATEGORY.

                                       36

A.M. BEST CO., INC. (A.M. BEST)

A.M. Best's  Long-Term Debt Rating (issue credit rating) is an opinion as to the issuer's ability to meet its financial obligations to security holders when due.
There ratings are assigned to debt and preferred stock issues.

aaa  Assigned  to issues,  where the issuer  has,  in A.M.  Best's  opinion,  an exceptional ability to meet the terms of the obligation.

aa   Assigned to issues,  where the issuer has, in A.M. Best's  opinion,  a very strong ability to meet the terms of the obligation.

a    Assigned to issues,  where the issuer has, in A.M. Best's opinion, a strong ability to meet the terms of the obligation.

bbb  Assigned  to issues,  where the issuer  has,  in A.M.  Best's  opinion,  an adequate  ability  to meet the terms of the  obligation;  however,  is more susceptible  to changes in  economic  or other  conditions.  bb Assigned to issues,  where the issuer has, in A.M. Best's opinion,  speculative  credit characteristics  generally due to a modest margin of principal and interest payment protection and vulnerability to economic changes.

b    Assigned  to issues,  where the issuer has, in A.M.  Best's  opinion,  very speculative  credit  characteristics  generally  due to a modest  margin of principal and interest  payment  protection  and extreme  vulnerability  to economic changes.

ccc, cc,
c
     Assigned to issues, where the issuer has, in A.M. Best's opinion, extremely speculative  credit  characteristics,  generally  due to a modest margin of principal  and  interest  payment  protection  and/or  limited  ability  to withstand adverse changes in economic or other conditions.

d    In default on payment of principal, interest or other terms and conditions.
     The rating also is utilized when a bankruptcy petition,  or similar action, has been filed.

RATINGS  FROM "AA" TO "BBB" MAY BE ENHANCED  WITH A "+" (PLUS) OR "-" (MINUS) TO
INDICATE WHETHER CREDIT QUALITY IS NEAR THE TOP OR BOTTOM OF A CATEGORY.

2. SHORT-TERM DEBT RATINGS:

MOODY'S MUNICIPAL

MIG 1   This designation denotes superior credit quality.  Excellent  protection is  afforded  by  established  cash  flows,  highly  reliable  liquidity
        support,   or  demonstrated   broad-based   access  to  the  market  for
        refinancing.

MIG 2   This  designation  denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3   This  designation  denotes  acceptable  credit  quality.  Liquidity  and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG      This  designation  denotes   speculative-grade   credit  quality.   Debt
        instruments in this category may lack sufficient margins of protection.

MOODY'S DEMAND OBLIGATIONS

VMIG 1  This designation denotes superior credit quality.  Excellent  protection is afforded by the superior  short-term credit strength of the liquidity provider and  structural  and legal  protections  that ensure the timely payment of purchase price upon demand.

VMIG 2  This  designation  denotes  strong credit  quality.  Good  protection is afforded  by the strong  short-term  credit  strength  of the  liquidity provider and  structural  and legal  protections  that ensure the timely payment of purchase price upon demand.

                                       37

VMIG 3  This designation denotes acceptable credit quality.  Adequate protection is  afforded  by the  satisfactory  short-term  credit  strength  of the liquidity  provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG      This  designation  denotes   speculative-grade  credit  quality.  Demand
        features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural  and/or  legal  protections  necessary  to ensure  the timely payment of purchase price upon demand.

MOODY'S CORPORATE AND GOVERNMENT

Prime-1   Issuers rated  Prime-1 (or  supporting  institutions)  have a superior ability for repayment of senior short-term promissory obligations.

Prime-2   Issuers  rated  Prime-2 have a strong  ability for repayment of senior short-term promissory obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser degree.

Prime-3   Issuers  rated  Prime-3 have an  acceptable  ability for  repayment of senior short-term obligations.  The effect of industry characteristics and  market  compositions  may  be  more  pronounced.  Variability  in earnings and  profitability may result in changes in the level of debt protection  measurements  and may require  relatively  high  financial leverage. Adequate alternate liquidity is maintained.

NP        Not  Prime.  Issues  do  not  fall  within  any of  the  Prime  rating categories.

S&P MUNICIPAL

SP-1     Strong capacity to pay principal and interest.  An issue  determined to possess a very strong  capacity to pay debt service is given a plus (+)
         designation.

SP-2     Satisfactory  capacity  to  pay  principal  and  interest,   with  some
         vulnerability  to adverse  financial and economic changes over the term of the notes.

SP-3     Speculative capacity to pay principal and interest.

S&P CORPORATE AND GOVERNMENT

A-1      This  designation  indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2      Capacity  for  timely  payment  on  issues  with  this  designation  is satisfactory.  However, the relative degree of safety is not as high as for issues designated A-1.

A-3      Issues carrying this designation  have an adequate  capacity for timely payment.  They are, however,  more vulnerable to the adverse effects of
         changes  in  circumstances   than   obligations   carrying  the  higher
         designations.

B        Issues  rated "B" are  regarded  as having  speculative  capacity  for timely payment.

C        This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D        Debt rated "D" is in payment  default.  The "D" rating category is used when  interest  payments or principal  payments are not made on the due date,  even if the  applicable  grace  period has not  expired,  unless
         Standard & Poor's  believes that such payments will be made during such grace period.

FITCH

F1       HIGHEST  CREDIT  QUALITY.  Indicates the strongest  capacity for timely payment of financial  commitments;  may have an added "+" to denote any exceptionally strong credit features.

F2       GOOD CREDIT  QUALITY.  A  satisfactory  capacity for timely  payment of financial  commitments,  but the margin of safety is not as great as in the case of the higher ratings.


F3       FAIR CREDIT  QUALITY.  The  capacity  for timely  payment of  financial commitments  is adequate;  however,  near-term  adverse  changes  could result in a reduction to non-investment grade.

B        SPECULATIVE.   Minimal   capacity  for  timely   payment  of  financial
         commitments,   plus  vulnerability  to  near-term  adverse  changes  in
         financial and economic conditions.

C        HIGH DEFAULT RISK. Default is a real possibility.  Capacity for meeting financial  commitments  is solely  reliant upon a sustained,  favorable business and economic environment.

D        DEFAULT. Denotes actual or imminent payment default.

DOMINION COMMERCIAL PAPER

R-1 (high)     Short-term  debt rated  "R-1  (high)"  is of the  highest  credit quality,  and  indicates  an entity that  possesses  unquestioned ability to repay current  liabilities as they fall due.  Entities
               rated  in  this  category   normally  maintain  strong  liquidity
               positions,  conservative debt levels and profitability,  which is both  stable  and  above  average.  Companies  achieving  an "R-1
               (high)"  rating  are  normally  leaders  in  structurally   sound
               industry segments with proven track records, sustainable positive future results and no substantial  qualifying  negative  factors.
               Given  the   extremely   tough   definition   that  Dominion  has
               established  for an "R-1  (high)," few entities are strong enough to achieve this rating.

R-1 (middle)   Short-term  debt  rated  "R-1  (middle)"  is of  superior  credit quality and, in most cases,  ratings in this category differ from
               "R-1 (high)" credits to only a small degree.  Given the extremely tough  definition that Dominion has for the "R-1 (high)" category
               (which few  companies are able to achieve),  entities  rated "R-1
               (middle)" are also  considered  strong  credits  which  typically exemplify  above average  strength in key areas of  consideration for debt protection.

R-1 (low)      Short-term  debt  rated  "R-1  (low)" is of  satisfactory  credit quality. The overall strength and outlook for key liquidity, debt and  profitability  ratios is not  normally as  favorable as with higher  rating  categories,  but these  considerations  are still respectable.  Any  qualifying  negative  factors  that  exist are considered  manageable,  and the entity is normally of sufficient size to have some influence in its industry.

R-2 (high),
R-2 (middle),
R-2 (low)      Short-term  debt rated  "R-2" is of adequate  credit  quality and within the three  subset  grades,  debt  protection  ranges  from having reasonable  ability for timely repayment to a level, which is considered  only just adequate.  The liquidity and debt ratios of  entities  in the  "R-2"  classification  are not as strong as those in the "R-1"  category,  and the past and future  trend may suggest  some risk of  maintaining  the strength of key ratios in
               these  areas.   Alternative  sources  of  liquidity  support  are
               considered  satisfactory;  however,  even the strongest liquidity support  will not  improve  the  commercial  paper  rating of the issuer. The size of the entity may restrict its flexibility,  and its relative  position in the industry is not typically as strong as an "R-1 credit." Profitability trends, past and future, may be less  favorable,  earnings  not as  stable,  and  there are often negative  qualifying  factors present,  which could also make the entity  more  vulnerable  to  adverse  changes in  financial  and economic conditions.

R-3 (high),
R-3 (middle),
R-3 (low)      Short-term debt rated "R-3" is speculative,  and within the three subset grades, the capacity for timely payment ranges from mildly
               speculative  to  doubtful.   "R-3"  credits  tend  to  have  weak
               liquidity  and debt ratios,  and the future trend of these ratios is also unclear.  Due to its speculative  nature,  companies with
               "R-3"  ratings  would   normally  have  very  limited  access  to
               alternative  sources of liquidity.  Earnings  would  typically be very  unstable,  and the level of  overall  profitability  of the entity is also likely to be low. The industry  environment may be weak, and strong negative  qualifying  factors are also likely to be present.

                                       39

NOTE: THE DOMINION RATING  CATEGORIES FOR SHORT-TERM DEBT USE "HIGH,"  "MIDDLE,"
OR "LOW" AS SUBSET  GRADES TO  DESIGNATE  THE  RELATIVE  STANDING  OF THE CREDIT
WITHIN A PARTICULAR RATING CATEGORY.

A.M. BEST

AMB-1+    Assigned to issues,  where the issuer has, in A.M. Best's opinion, the strongest ability to repay short-term debt obligations.

AMB-1     Assigned to issues,  where the issuer has, in A.M. Best's opinion,  an outstanding ability to repay short-term debt obligations.

AMB-2     Assigned to issues,  where the issuer has, in A.M. Best's  opinion,  a satisfactory ability to repay short-term debt obligations.

AMB-3     Assigned to issues,  where the issuer has, in A.M. Best's opinion,  an adequate  ability  to  repay  short-term  debt  obligations;  however, adverse economic  conditions will likely lead to a reduced capacity to meet its financial commitments on shorter debt obligations.

AMB-4     Assigned  to issues,  where the issuer has,  in A.M.  Best's  opinion, speculative  credit  characteristics  and is vulnerable to economic or other  external  changes,  which  could  have a marked  impact  on the
          company's   ability  to  meet  its   commitments  on  short-term  debt
          obligations.

d         In  default  on  payment  of  principal,  interest  or other terms and conditions.  The  rating is also  utilized when a bankruptcy petition, or similar action, has been filed.

                                       40
93922-0210

USAA MUTUAL FUNDS TRUST

PART C.               OTHER INFORMATION

Item 23.                                 Exhibits

a          (i)                USAA Mutual Funds Trust First Amended and Restated Master Trust Agreement dated April 20, 2006 (12)

            (ii)               USAA Mutual Funds Trust Second Amended and Restated Master Trust Agreement dated June 27, 2006 (15)

            b                              First Amended and Restated By-Laws, dated April 20, 2006 (12)

            c                              None other than provisions contained in Exhibits (a)(i), (a)(ii), and (b) above

            d          (i)                Advisory Agreement dated August 1, 2001 with respect to the Florida Tax-Free Income  and Florida Tax-Free Money Market Funds (7)

                        (ii)               Management Agreement for the Extended Market Index Fund dated August 1, 2006 (15)

                        (iii)              Advisory Agreement for the Nasdaq-100 Index Fund dated August 1, 2006 (15)

                        (iv)              Management Agreement for the S&P 500 Index Fund dated August 1, 2006 (15)

            (v)                Advisory Agreement dated August 1, 2006 with respect to all other funds (15)

            (vi)              Investment Subadvisory Agreement between IMCO and BHMS dated August 1, 2006 (15)

            (vii)             Investment Subadvisory Agreement between IMCO and Batterymarch dated August 1, 2006 (15)

            (viii)           Investment Subadvisory Agreement between IMCO and The Boston Company dated August 1, 2006 (15)

            (ix)              Investment Subadvisory Agreement between IMCO and GMO dated August 1, 2006 (15)

            (x)               Investment Subadvisory Agreement between IMCO and Loomis Sayles dated August 1, 2006 (15)

            (xi)              Investment Subadvisory Agreement between IMCO and Marsico dated August 1, 2006 (15)

            (xii)             Investment Subadvisory Agreement between IMCO and MFS dated August 1, 2006 (15)

            (xiii)           Investment Subadvisory Agreement between IMCO and NTI dated August 1, 2006 (15)

      (xiv)            Investment Subadvisory Agreement between IMCO and OFI Institutional dated August 1, 2006 (15)

            (xv)             Investment Subadvisory Agreement between IMCO and Wellington Management dated August 1, 2006 (15)

            (xvi)            Investment Subadvisory Agreement between IMCO and Credit Suisse Asset Management, LLC dated October 2, 2006 (16)

            (xvii)           Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Batterymarch  dated August 1, 2006. (15)

            (xviii)         Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. dated October 2, 2006 (16)

            (xix)            Amendment No. 2 to Investment Subadvisory Agreement between IMCO and Batterymarch dated October 2, 2006 (16)

            (xx)             Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. (18)

            (xxi)            Investment Subadvisory Agreement between IMCO and Quantitative Management Associates dated July 9, 2007 (19)

            (xxii)           Investment Subadvisory Agreement between IMCO and UBS Global Asset Management dated July 9, 2007 (19)

            (xxiii)         Investment Subadvisory Agreement between IMCO and The Renaissance Group, LLC dated December 3, 2007 (22)

            (xxiv)          Investment Subadvisory Agreement between IMCO and Credit Suisse Securities (USA) LLC dated October 1, 2007 (22)

            (xxv)           Letter Agreement to Advisory Agreement adding Global Opportunities Fund (31)

            (xxvi)          Amendment No. 2 to Investment Subadvisory Agreement between IMCO and Deutsche Investment Management Americas Inc. (31)

            (xxvii)         Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Quantitative Management (31)

            (xxviii)       Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Credit   Suisse Securities (USA) LLC (31)

            (xxix)          Amendment No. 1 to Investment Subadvisory Agreement between IMCO and The Boston Company (31)

            (xxx)           Amendment No. 1 to Investment Subadvisory Agreement between IMCO and Credit Suisse Asset Management, LLC (31)

            (xxxi)          Letter Agreement to Advisory Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

            (xxxii)         Form of Letter Agreement to Advisory Agreement adding Managed Allocation Fund (38)

            (xxxiii)       Investment Subadvisory Agreement between IMCO and Epoch Investment Partners, Inc. (filed herewith)

e          (i)                Underwriting Agreement dated June 25, 1993 (1)

            (ii)               Letter Agreement dated May 10, 1994 adding Texas Tax-Free Income Fund and Texas  Tax-Free Money Market Fund (1)

            (iii)             Letter Agreement to Underwriting Agreement adding 37 funds (15)

            (iv)              Letter Agreement to Underwriting Agreement adding Global Opportunities Fund (31)

            (v)               Letter Agreement to Underwriting Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

            (vi)              Form of Letter Agreement to Underwriting Agreement adding Managed Allocation Fund (38)

f                               Not Applicable

g          (i)                Amended and Restated Custodian Agreement dated July 31, 2006 with Fee Schedule dated November 28, 2006 (16)

            (ii)               Form of Custodian Agreement for Extended Market Index Fund (12)

            (iii)             Custodian Agreement for S&P 500 Index Fund dated July 31, 2006 (17)

            (iv)              Subcustodian Agreement dated March 24, 1994 (2)

            (v)               Fee Schedule dated July 1, 2007 (20)

            (vi)              Letter Agreement to the Amended and Restated Custodian Agreement adding Global Opportunities Fund (31)

            (vii)             Amendment No. 1 to Amended and Restated Custodian Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (26)

            (viii)           Form of Letter Agreement to the Amended and Restated Custodian Agreement adding Managed Allocation Fund (38)

h          (i)                Transfer Agency Agreement dated November 13, 2002 (8)

            (ii)               Letter Agreement to Transfer Agency Agreement dated August 1, 2006 adding 37 funds (15)

            (iii)             Administration and Servicing Agreement dated August 1, 2001 with respect to the Florida Tax-Free Income and Florida Tax-Free Money Market Funds (7)

            (iv)              Letter Agreement dated August 1, 2006, to the Administration and Servicing Agreement for 37 Funds (15)

            (v)               Letter Agreement dated May 10, 1994 adding Texas Tax-Free Income Fund and Texas Tax-Free Money Market Fund (1)

            (vi)              Master Revolving Credit Facility Agreement with USAA Capital Corporation dated September 25, 2009 (filed herewith)

(vii)             Agreement and Plan of Conversion and Termination with respect to USAA Mutual Fund,  Inc. (15)

(viii)           Agreement and Plan of Conversion and Termination with respect to USAA Investment Trust (15)

            (ix)              Agreement and Plan of Conversion and Termination with respect to USAA Tax Exempt Fund, Inc. (15)

            (x)               Amended and Restated Master-Feeder Participation Agreement Among USAA Mutual Funds Trust, BlackRock Advisors, LLC, USAA Investment Management Company, and BlackRock Distributors, Inc. Dated as of October 1, 2006 (23)

            (xi)              Amended and Restated Subadministration Agreement dated October 1, 2006 (23)

            (xii)             Letter Agreement to the Transfer Agency Agreement adding Global Opportunities Fund (31)

            (xiii)           Letter Agreement to the Administration and Servicing Agreement adding Global Opportunities Fund (31)

            (xiv)            Letter Agreement to the Transfer Agency Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

            (xv)             Letter Agreement to the Administration and Servicing Agreement adding Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

            (xvi)            Form of Letter Agreement to the Transfer Agency Agreement adding Managed Allocation Fund (38)

            (xvii)           Form of Letter Agreement to the Administration and Servicing Agreement adding Managed Allocation Fund (38)

i           (i)                Opinion and Consent of Counsel with respect to Cornerstone Strategy, Balanced Strategy, Growth and Tax Strategy, Emerging Markets, Emerging Markets Institutional Shares, International, International Institutional Shares, Precious Metals and Minerals, Precious Metals and Minerals Institutional Shares, and World Growth Funds, and GNMA and Treasury Money Market Trusts (36)

            (ii)               Opinion and Consent of Counsel with respect to Aggressive Growth Fund shares, Aggressive Growth Fund institutional shares, Growth Fund shares, Growth Fund institutional shares, Growth & Income Fund, Income Fund shares, Income Fund institutional shares, Income Stock Fund shares, Income Stock Fund institutional shares, Short-Term Bond Fund shares,  Short-Term Bond Fund institutional shares, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Small Cap Stock Fund shares, Small Cap Stock Fund institutional shares, Intermediate-Term Bond Fund shares, Intermediate-Term Bond Fund institutional shares, High-Yield Opportunities Fund shares, High-Yield Opportunities Fund institutional shares, Capital Growth Fund, Value Fund shares, and Value Fund institutional shares (39)

            (iii)              Opinion and Consent of Counsel with respect to Total Return Strategy, Extended Market Index, S&P 500 Index (Member shares and Reward shares), Nasdaq-100 Index, Global Opportunities, Target Retirement Income, Target Retirement 2020, Target Retirement 2030, Target Retirement 2040, and Target Retirement 2050 Funds (33)

            (iv)              Opinion and Consent of Counsel with respect to Tax Exempt Long-Term, Tax Exempt Intermediate-Term, Tax Exempt Short-Term, Tax Exempt Money Market, California Bond, California Money Market, New York Bond, New York Money Market, Virginia Bond, Virginia Money Market, Florida Tax-Free Income, and Florida Tax-Free Money Market Funds (34)

            (v)               Opinion and Consent of Counsel with respect to the Managed Allocation Fund (filed herewith)

j           (i)                Consent of Independent Registered Public Accounting Firm with respect to Cornerstone Strategy Fund, Balanced Strategy Fund, Growth and Tax Strategy Fund, Emerging Markets Fund shares, Emerging Markets institutional shares, International Fund shares, International Fund institutional shares, Precious Metals and Minerals Fund shares, Precious Metals and Minerals Fund institutional shares, World Growth Fund, GNMA Trust, and Treasury Money Market Trust (36)

            (ii)               Consent of Independent Registered Public Accounting Firm with respect to Aggressive Growth Fund shares, Aggressive Growth Fund institutional shares, Growth Fund shares, Growth Fund institutional shares, Growth & Income Fund, Income Fund shares, Income Fund institutional shares, Income Stock Fund shares, Income Stock Fund institutional shares, Short-Term Bond Fund shares,  Short-Term Bond Fund institutional shares, Money Market Fund, Science & Technology Fund, First Start Growth Fund, Small Cap Stock Fund shares, Small Cap Stock Fund institutional shares, Intermediate-Term Bond Fund shares, Intermediate-Term Bond Fund institutional shares, High-Yield Opportunities Fund shares, High-Yield Opportunities Fund institutional shares, Capital Growth Fund, Value Fund shares, and Value Fund institutional shares (39)

            (iii)               Consent of Independent Registered Public Accounting Firm with respect to Total Return Strategy, Extended Market Index, S&P 500 Index (Member shares and Reward shares), Nasdaq-100 Index, Global Opportunities, Target Retirement Income, Target Retirement 2020, Target Retirement 2030, Target Retirement 2040, and Target Retirement 2050 Funds (33)

            (iv)              Consent of Independent Registered Public Accounting Firm with respect to Tax Exempt Long-Term, Tax Exempt Intermediate-Term, Tax Exempt Short-Term, Tax Exempt Money Market, California Bond, California Money Market, New York Bond, New York Money Market, Virginia Bond, Virginia Money Market, Florida Tax-Free Income, and Florida Tax-Free Money Market Funds (34)

k                              Omitted Financial Statements - Not Applicable

l                               Subscriptions and Investment Letters

            (i)                Florida Bond Fund and Florida Money Market Fund dated June 25, 1993 (1)

            (ii)               Texas Tax-Free Income Fund and Texas Tax-Free Money Market Fund dated May 3, 1994 (1)

            (iii)             Subscription and Investment Letter for Global Opportunities Fund (31)

            (iv)              Subscription and Investment Letter for Target Retirement Income Fund, Target Retirement 2020 Fund, Target Retirement 2030 Fund, Target Retirement 2040 Fund, and Target Retirement 2050 Fund (31)

            (v)               Form of Subscription and Investment Letter for Managed Allocation Fund (38)

m                            12b-1 Plans - Not Applicable

n                              18f-3 Plans

            (i)                Amended and Restated Multiple Class Plan Purchase to Rule 18f-3 USAA Mutual Funds Trust (S&P 500 Index Fund) (33)

            (ii)               Amended and Restated Multiple Class Plan Purchase to Rule 18f-3 USAA Mutual Funds Trust (27)

o                              Reserved

p                              Code of Ethics

            (i)                USAA Investment Management Company dated October 1, 2009 (38)

            (ii)               Northern Trust Investments dated February 1, 2005 (14)

            (iii)             BlackRock, Inc. dated September 30, 2006 (16)

            (iv)              Batterymarch Financial Management, Inc. dated February 1, 2005 (14)

            (v)               Marsico Capital Management, LLC dated September 1, 2008 (31)

            (vi)              Wellington Management Company, LLP dated October 1, 2008 (32)

            (vii)             Loomis, Sayles & Company, L.P. dated June 1, 2006 (15)

            (viii)           Grantham, Mayo, Van Otterloo & Co., LLC dated October 26, 2005 (15)

            (ix)              Barrow, Hanley, Mewhinney & Strauss, Inc. dated January 3, 2006 (24)

            (x)               OFI Institutional Asset Management dated March 31, 2006 (15)

            (xi)              The Boston Company Asset Management LLC dated November 2006 (17)

            (xii)             MFS Investment Management dated January 1, 2007 (17)

            (xiii)           Credit Suisse Asset Management, LLC dated April 2006 (15)

            (xiv)            Deutsche Investment Management Americas Inc. dated August 11, 2006 (20)

            (xv)             Quantitative Management Associates January 9, 2007 (19)

            (xvi)            UBS Global Asset Management June 11, 2007(19)

            (xvii)           Renaissance Investment Management July 2007 (22)

            (xviii)         Epoch Investment Partners, Inc. December 4, 2009 (filed herewith)

q                              Powers of Attorney

(a)           Powers of Attorney for Christopher W. Claus, Michael Reimherr, Richard A. Zucker,
Barbara B. Dreeben, and Robert L. Mason dated September 13, 2006 (15)

(b)          Powers of Attorney for Barbara Ostdiek and Roberto Galindo, Jr. dated February 27, 2008 (23)

(1)            Previously filed with Post-Effective Amendment No. 4 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1995).

(2)           Previously filed with Post-Effective Amendment No. 5 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 25, 1996).

(3)           Previously filed with Post-Effective Amendment No. 6 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 1997).

(4)           Previously filed with Post-Effective Amendment No. 8 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 1999).

(5)           Previously filed with Post-Effective Amendment No. 9 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2000).

(6)           Previously filed with Post-Effective Amendment No. 10 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 22, 2001).

(7)           Previously filed with Post-Effective Amendment No. 11 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2002).

(8)           Previously filed with Post-Effective Amendment No. 12 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 29, 2003).

(9)           Previously filed with Post-Effective Amendment No. 13 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 28, 2004).

(10)        Previously filed with Post-Effective Amendment No. 15 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2005).

(11)     Previously filed with Post-Effective Amendment No. 16 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2005).

(12)     Previously filed with Post-Effective Amendment No. 18 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 16, 2006).

(13)     Previously filed with Post-Effective Amendment No. 19 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on June 1, 2006).

(14)     Previously filed with Post-Effective Amendment No. 20 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2006).

(15)     Previously filed with Post-Effective Amendment No. 21 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 29, 2006).

(16)     Previously filed with Post-Effective Amendment No. 22 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 28, 2006).

(17)     Previously filed with Post-Effective Amendment No. 23 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on March 1, 2007).

(18)     Previously filed with Post-Effective Amendment No. 24 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 26, 2007).

(19)     Previously filed with Post-Effective Amendment No. 25 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 26, 2007).

(20)      Previously filed with Post-Effective Amendment No. 27 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 26, 2007).

(21)      Previously filed with Post-effective Amendment No. 28 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2007).

(22)     Previously filed with Post-effective Amendment No. 29 of the Registrant (No. 33-65572 with the  Securities and Exchange Commission on November 26, 2007).

(23)     Previously filed with Post-effective Amendment No. 30 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on February 29, 2008).

(24)     Previously filed with Post-effective Amendment No. 31 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 28, 2008).

(25)         Previously filed with Post-effective Amendment No. 32 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 9, 2008).

(26)         Previously filed with Post-effective Amendment No. 33 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 9, 2008).

(27)         Previously filed with Post-effective Amendment No. 34 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on May 30, 2008).

(28)         Previously filed with Post-effective Amendment No. 35 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 28, 2008).

(29)         Previously filed with Post-effective Amendment No. 37 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2008).

(30)         Previously filed with Post-effective Amendment No. 38 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2008).

(31)         Previously filed with Post-effective Amendment No. 40 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 26, 2008).

(32)         Previously filed with Post-effective Amendment No. 41 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 26, 2008).

(33)         Previously filed with Post-effective Amendment No. 42 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on April 29, 2009).

(34)        Previously filed with Post-effective Amendment No. 44 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 30, 2009).

(35)       Previously filed with Post-effective Amendment No. 45 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on July 31, 2009).

(36)      Previously filed with Post-effective Amendment No. 46 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 28, 2009).

(37)             Previously filed with Post-effective Amendment No. 47 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on September 30, 2009).

(38)             Previously filed with Post-effective Amendment No. 48 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 17, 2009).

(39)             Previously filed with Post-effective Amendment No. 49 of the Registrant (No. 33-65572 with the Securities and Exchange Commission on November 25, 2009).

Item 24.        Persons Controlled by or Under Common Control with the Fund

                        Information pertaining to persons controlled by or under common control with Registrant is hereby incorporated by reference to the section captioned “Trustees and Officers of the Trust” in the Statement of Additional Information.

Item 25.         Indemnification

                        Protection for the liability of the adviser and underwriter and for the officers and trustees of the Registrant is provided by two methods:

                        (a)       The Trustee and Officer Liability Policy. This policy covers all losses incurred by the Registrant, its adviser and its underwriter from any claim made against those entities or persons during the policy period by any shareholder or former shareholder of any Fund by reason of any alleged negligent act, error or omission committed in connection with the administration of the investments of said Registrant or in connection with the sale or redemption of shares issued by said Registrant. The Trust will not pay for such insurance to the extent that payment therefor is in violation of the Investment Company Act of 1940 or the Securities Act of 1933.

                        (b)       Indemnification Provisions under Agreement and Declaration of Trust. Under Article VI of the Registrant’s Agreement and Declaration of Trust, each of its Trustees and officers or any person serving at the Registrant’s request as directors, officers or trustees of another organization in which the Registrant has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such an officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office (such conduct referred to hereafter as “Disabling Conduct”). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the Covered Person was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither “interested persons” of the Registrant as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

                                    Expenses, including accountants and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time from funds attributable to the Fund of the Registrant in question in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Fund of the Registrant in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to full trial-type inquiry), that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

                                    As to any matter disposed of by a compromise payment by any such Covered Person pursuant to a consent decree or otherwise, no such indemnification either for said payment or for any other expenses shall be provided unless such indemnification shall be approved (a) by a majority of the disinterested Trustees who are not parties to the proceeding or (b) by an independent legal counsel in a written opinion.  Approval by the Trustees pursuant to clause (a) or by independent legal counsel pursuant to clause (b) shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with any of such clauses as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction to have been liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

                                    Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Registrant’s Agreement and Declaration of the Trust or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, then the Registrant will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.         Business and Other Connections of the Investment Adviser

                        Information pertaining to business and other connections of the Registrant’s investment adviser is hereby incorporated by reference to the section of the Prospectus captioned “Fund Management” and to the section of the Statement of Additional Information captioned “Trustees and Officers of the Trust.”

With respect to certain funds of the Registrant, IMCO currently engages the following subadvisers:

(a)           Wellington Management Company, LLP (Wellington Management), located at 75 State Street, Boston, Massachusetts 02109, serves as a subadviser to the Growth & Income, Science & Technology Fund, and Small Cap Stock Fund. The information required by this Item 26 with respect to each director and officer of Wellington Management is incorporated herein by reference to Wellington Management’s current Form ADV as amended and filed with the SEC.

(b)           Loomis, Sayles & Company, L.P. (Loomis Sayles), located at One Financial Center, Boston, Massachusetts 02111, serves as a subadviser to the Growth Fund and Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of Loomis Sayles is incorporated herein by reference to Loomis Sayles’ current Form ADV as amended and filed with the SEC.

(c)           Grantham, Mayo, Van Otterloo & Co. LLC (GMO), located at 40 Rowes Wharf, Boston, Massachusetts 02110 serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of GMO is incorporated herein by reference to GMO’s current Form ADV as amended and filed with the SEC.

(d)           Marsico Capital Management, LLC (Marsico), located at 1200 17th Street, Suite 1600, Denver, Colorado 80202, serves as a subadviser to the Aggressive Growth Fund. The information required by this Item 26 with respect to each director and officer of Marsico is incorporated herein by reference to Marsico’s current Form ADV as amended and filed with the SEC.

(e)           Barrow, Hanley, Mewhinney & Strauss, Inc. (BHMS), located at 2200 Ross Avenue, 31st Floor, Dallas, Texas 75201-2761, serves as a subadviser to the Growth & Income Fund and Value Fund. The information required by this Item 26 with respect to each director and officer of BHMS is incorporated herein by reference to BHMS’ current Form ADV as amended and filed with the SEC.

(f)            Batterymarch Financial Management, Inc. (Batterymarch), located at 200 Clarendon Street, Boston, Massachusetts 02116, serves as a subadviser to the Cornerstone Strategy Fund, Capital Growth Fund, Small Cap Stock Fund, and Emerging Markets Fund. The information required by this Item 26 with respect to each director and officer of Batterymarch is incorporated herein by reference to Batterymarch’s current Form ADV as amended and filed with the SEC.

(g)           Northern Trust Investments, N.A. (NTI), located at 50 S. LaSalle Street, Chicago, Illinois 60603, serves as a subadviser to the Growth and Tax Strategy Fund, S&P 500 Index Fund, and Nasdaq-100 Index Fund. The information required by this Item 26 with respect to each director and officer of NTI is incorporated herein by reference to NTI’s current Form ADV as amended and filed with the SEC.

(h)           OFI Institutional Asset Management (OFI Institutional), located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008, serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of OFI is incorporated herein by reference to OFI’s current Form ADV as amended and filed with the SEC.

(i)            The Boston Company Asset Management, LLC (The Boston Company), located at Mellon Financial Center, One Boston Place, Boston, Massachusetts 02108-4408, serves as a subadviser to the Emerging Markets Fund and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of The Boston Company is incorporated herein by reference to The Boston Company’s current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(j)            MFS Investment Management (MFS), located at 500 Boylston Street, Boston, Massachusetts 02116, serves as a subadviser to the International Fund and World Growth Fund. The information required by this Item 26 with respect to each director and officer of MFS is incorporated herein by reference to MFS’s current Form ADV as amended and filed with the SEC, and is incorporated herein by reference.

(k)           Credit Suisse Asset Management, LLC (Credit Suisse), located at Eleven Madison Avenue, New York, New York 10010, serves as a subadviser to the Cornerstone Strategy Fund, First Start Growth Fund, and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of Credit Suisse is incorporated herein by reference to Credit Suisse’s current Form ADV as amended and filed with the SEC.

(l)            Deutsche Investment Management Americas Inc. (DIMA), located at 345 Park Avenue, New York, New York 10154, serves as subadvisor to the Balanced Strategy Fund, Total Return Strategy Fund, and Global Opportunities Fund.  The information required by this Item 26 with respect to each director and officer of DIMA is incorporated herein by reference to DIMA’s current Form ADV as amended and filed with the SEC.

(m)          Quantitative Management Associates (QMA), located at 466 Lexington Avenue, New York, New York 10017, serves as subadvisor to the Cornerstone Strategy Fund and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of QMA is incorporated herein by reference to QMA’s current Form ADV as amended and filed with the SEC.

(n)           UBS Global Asset Management (UBS), located at One North Wacker Drive, Chicago, Illinois 60614, serves as subadvisor to the Growth & Income Fund. The information required by this Item 26 with respect to each director and officer of UBS is incorporated herein by reference to UBS’s current Form ADV as amended and filed with the SEC.

(o)           Credit Suisse Securities, (USA) LLC (CSSU ), located at Eleven Madison Avenue, New York, New York 10010, serves as a subadviser to the Balanced Strategy Fund, Cornerstone Strategy Fund, Total Strategy Fund, First Start Growth Fund, and Global Opportunities Fund. The information required by this Item 26 with respect to each director and officer of CSSU is incorporated herein by reference to CSSU current Form ADV as amended and filed with the SEC.

(p)           The Renaissance Group, LLC (Renaissance), located at 625 Eden Park Drive, Suite 1200, Cincinnati, Ohio 45202, serves as a subadviser to the Growth Fund. The information required by this Item 26 with respect to each director and officer of Renaissance is incorporated herein by reference to Renaissance’s current Form ADV as amended and filed with the SEC.

(q)        Epoch Investment Partners, Inc. located at 640 Fifth Avenue, 18th Floor, New York, New York 10019, serves as a subadviser to the Income Stock Fund. The information required by this Item 26 with respect to each director and officer of Epoch is incorporated herein by reference to Epoch’s current Form ADV as amended and filed with the SEC.

Item 27. Principal Underwriters

                        (a)       USAA Investment Management Company (the “Adviser”) acts as principal underwriter and distributor of the Registrant’s shares on a best-efforts basis and receives no fee or commission for its underwriting services.

                        (b)       Following is information concerning directors and executive officers of USAA Investment Management Company.

  Name and Principal                                       Position and Offices                                           Position and Offices
   Business Address                                              with Underwriter                                                       with Fund

Christopher W. Claus                                     Chairman                                                                 President, Trustee
9800 Fredericksburg Road                             of the Board of Directors                                      and Vice Chairman
San Antonio, TX 78288                                                                                                                    of the Board of
                                                                                                                                                              Trustees

Daniel S. McNamara                                      President and Director                                           Vice President
9800 Fredericksburg Road
San Antonio, TX 78288

Kristi A. Matus                                                  Director                                                                    None
9800 Fredericksburg Road
San Antonio, TX 78288

Clifford A. Gladson                                         Senior Vice President,                                             Vice President
9800 Fredericksburg Road                             Fixed Income Investments
San Antonio, TX 78288

Mark S. Howard                                               Senior Vice President,                                            Secretary
9800 Fredericksburg Road                             Secretary and Counsel
San Antonio, TX 78288

Roberto Galindo, Jr.                                        Assistant Vice President                                          Treasurer
9800 Fredericksburg Road                             Mutual Fund Financial
San Antonio, TX 78288                                  Administration

Jeffrey D. Hill                                                   Assistant Vice President                                         Chief Compliance
9800 Fredericksburg Road                             Mutual Funds Compliance                                      Officer
San Antonio, TX 78288

Dawn Cooper                                                   Director and Senior                                                 None
9800 Fredericksburg Road                             Vice President,
San Antonio, TX 78288                                  Distribution Services

                (c)           Not Applicable

Item 28.        Location of Accounts and Records

                        The following entities prepare, maintain and preserve the records required by Section 31(a) of the Investment Company Act of 1940 (the “1940 Act”) for the Registrant. These services are provided to the Registrant through written agreements between the parties to the effect that such services will be provided to the Registrant for such periods prescribed by the Rules and Regulations of the Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

USAA Investment Management Company 9800 Fredericksburg Road San Antonio, Texas 78288	Northern Trust Investments, N.A. 50 S. LaSalle Street Chicago, Illinois 60603

USAA Shareholder Account Services 9800 Fredericksburg Road San Antonio, Texas 78288	Chase Manhattan Bank 4 Chase MetroTech 18th Floor Brooklyn, New York 11245

State Street Bank and Trust Company 1776 Heritage Drive North Quincy, Massachusetts 02171

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109
(records relating to its functions as a subadviser with respect to the Growth & Income Fund, Science & Technology Fund, and Small Cap Stock Fund)

Loomis, Sayles & Company, L.P.
One Financial Center
Boston, Massachusetts 02111
(records relating to its functions as a subadviser with respect to the Growth Fund and Growth & Income Fund)

Grantham, Mayo, Van Otterloo & Co.
40 Rowes Wharf
Boston, Massachusetts 02110
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Marsico Capital Management, LLC
1200 17th Street
Suite 1600
Denver, Colorado 80202
(records relating to its functions as a subadviser with respect to the Aggressive Growth Fund)

Barrow, Hanley, Mewhinney & Strauss, Inc.
3232 McKinney Avenue
15th Floor
Dallas, Texas 75204-2429
(records relating to its functions as a subadviser with respect to the Growth & Income Fund and Value Fund)

Batterymarch Financial Management, Inc.
200 Clarendon Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, Capital Growth Fund, Small Cap Stock Fund, and Emerging Markets Fund)

Northern Trust Investments, N.A.
50 S. LaSalle Street
Chicago, Illinois 60603
(records relating to its functions as a subadviser to the Growth and Tax Strategy Fund, S&P 500 Index Fund, and Nasdaq-100 Index Fund)

OFI Institutional Asset Management
Two World Financial Center
225 Liberty Street, 11th Floor
New York, New York 10281-1008
(records relating to its functions as a subadviser to the Income Stock Fund)

The Boston Company Asset Management, LLC
Mellon Financial Center
One Boston Place
Boston, Massachusetts 02108-4408
(records relating to its functions as a subadviser with respect to the Emerging Markets Fund and Global Opportunities Fund)

MFS Investment Management
500 Boylston Street
Boston, Massachusetts 02116
(records relating to its functions as a subadviser with respect to the International Fund and World Growth Fund)

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, New York 10010
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund, First Start Growth Fund, and Global Opportunities Fund)

Deutsche Investment Management Americas Inc.
345 Park Avenue
New York, New York 10154
(records relating to its functions as a subadviser with respect to the Balanced Strategy Fund, Total Return Strategy Fund, and Global Opportunities Fund)

Quantitative Management Associates
Jennison Associates LLC
466 Lexington Avenue
New York, New York 10017
(records relating to its functions as a subadviser with respect to the Cornerstone Strategy Fund and Global Opportunities Fund)

UBS Global Asset Management
One North Wacker Drive
Chicago, Illinois 60614
(records relating to its functions as a subadviser with respect to the Growth & Income Fund)

Credit Suisse Securities, (USA) LLC
Eleven Madison Avenue
New York, New York 10010
(records relating to its functions as a subadviser with respect to the Balanced Strategy Fund, Cornerstone Strategy Fund, Total Strategy Fund,  First Start Growth Fund, and Global Opportunities Fund)

The Renaissance Group, LLC
625 Eden Park Drive, Suite 1200
Cincinnati, Ohio 45202
(records relating to its functions as a subadviser with respect to the Growth Fund)

Epoch Investment Partners, Inc.
640 Fifth Avenue, 18th Floor
New York, New York 10019
(records relating to its functions as a subadviser with respect to the Income Stock Fund)

Item 29.       Management Services

                       Not Applicable.

Item 30.        Undertakings

                       None.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Antonio and state of Texas on the 29th day of January,  2010.

                                                                                                                                USAA MUTUAL FUNDS TRUST

                                                                                *

                                                                                Christopher W. Claus
                                                                                                                                President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

      (Signature)                                                                         (Title)                                                             (Date)

  *                                                                            Chairman of the                                         January 29, 2010
Richard A. Zucker                                                Board of Trustees

*                                                                              Vice Chairman of the Board                     January 29, 2010
Christopher W. Claus                                         of Trustees and President
                                                                                (Principal Executive Officer)

*                                                                              Treasurer (Principal)                                 January 29, 2010
Roberto Galindo, Jr.                                             Financial and
                                                                                Accounting Officer)

*                                                                              Trustee                                                       January 29, 2010
Barbara B. Dreeben

*                                                                              Trustee                                                     January 29, 2010
Robert L. Mason

*                                                                              Trustee                                                    January 29, 2010
Barbara B. Ostdiek

*                                                                              Trustee                                                   January 29, 2010
Michael F. Reimherr

*By:   /s/ Mark S. Howard

Mark S. Howard, Attorney-in-Fact, under Powers of Attorney dated September 13, 2006, and February 27, 2008, which are incorporated herein and filed under Post Effective Amendments No. 21 and No. 30 with the Securities and Exchange Commission on September 29, 2006, and February 29, 2008, respectively.

EXHIBIT INDEX

Exhibit                                                                  Item                                                                                            Page No.

d          (xxxiii)       Investment Subadvisory Agreement between IMCO and  Epoch Investment Partners, Inc.                                   97

i           (v)               Opinion and Consent of Counsel with respect to Managed  Allocation Fund                                                          110

p          (xviii)         Epoch Investment Partners, Inc. December 4, 2009                                                                                                         113